OPPENHEIMER LIFESPAN FUNDS
Annual Report October 31, 1996


Oppenheimer LifeSpan Growth Fund
Oppenheimer LifeSpan Balanced Fund
Oppenheimer LifeSpan Income Fund



[OPPENHEIMER LOGO] OppenheimerFunds

LifeSpan Funds offer you three portfolios, each of which has a mix of securities to help meet your investment goals.

HOW YOUR FUND IS MANAGED

Oppenheimer LifeSpan Balanced Fund seeks a blend of capital appreciation and income. The Fund actively allocates assets across two broad asset categories--stocks and fixed income securities, with a stronger emphasis on stocks--to meet clearly distinguished risk and return objectives.

      Oppenheimer LifeSpan Growth Fund seeks long-term capital appreciation. It invests in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration.

      Oppenheimer LifeSpan Income Fund seeks high current income, with opportunities for capital appreciation. It invests in a strate-gically allocated portfolio consisting primarily of bond instruments.

MARKET UPDATE

While 1996 has been a great year for domestic equities, it has not necessarily been so easy for the faint of heart. During the first five months of the year, the stock market reported tremendous gains, thanks to strong corporate earnings, low inflation and stabilized interest rates. However, on the trail of a six-year bull market and with indexes reporting all-time highs, many experts felt some sort of a correction was inevitable. The stock market volatility we experienced in June and July certainly didn't come as a complete surprise, yet remarkably enough, by the end of September the stock market had rebounded and resumed its record-setting pace. By autumn, the Dow passed 6000, both the S&P 500 and the technology-laden NASDAQ posted all-time highs and the Russell 2000 came very close to hitting record levels as well.

      The LifeSpan portfolios are designed for any market environment because they include a diversity of investments that, when combined, aim at achieving good performance while limiting overall portfolio risk in different market environments. During the last year, the Funds benefited from having their assets strategically allocated over a broad range of investments.


2  Oppenheimer LifeSpan FUNDS

BRIDGET A. MACASKILL
President
Oppenheimer
LifeSpan Funds


Dear Shareholder,

This past year has been a good year for investors seeking diversification across market sectors. It has also been a tough year full of anticipation. The U.S. markets have been waiting nervously for a correction or downturn, believed by many to be imminent after six years of a bullish stock market. And with emotions running high, the market has reacted to announcements of each new economic indicator with enthusiasm.

      Aside from the decline in late July, the stock market has continued to outperform. Also, we have seen economic indicators that show an economy growing at a pace just steady enough to keep inflation in check and prevent the Federal Reserve from raising interest rates.

      We have seen volatile but continued growth from the U.S. equity markets through the first three quarters of 1996, bringing the Dow Jones Industrial Average to new highs. Perhaps due to concerns of a correction, the market has edged away from technology and small-cap growth stocks and leaned more heavily toward larger blue-chip growth companies. We remain optimistic on the domestic equities markets, but are keeping in mind that the U.S. is in the late stages of its economic cycle and high returns such as we saw last year cannot continue unabated forever. More realistically, we anticipate a return to the high single-digit returns of the "normal nineties."

      In the bond market, fears of rising interest rates led to volatility during the first nine months of the year. This interest rate uncertainty fueled a decline in bond prices and forced yields to rise. Although it has been a tough period for fixed income investors, we consider this period's devaluation in bonds as an opportunity to find good value at cheaper prices. More recent indicators have shown that the economy should continue on its course of steady growth and low inflation. As a result, we could see a decline in interest rates in the coming twelve months, which could lead to a rebound in the bond market.

      When you look at the opportunities available in both the U.S. fixed income and equity markets, the outlook for diversified investing is very positive. Using a mutual fund that invests in both stocks and bonds gives you access to professional managers who are continually evaluating the appropriate mixture of stocks and bonds. Although stocks tend to produce the highest returns, they also typically present the greatest risk. Bonds, on the other hand, will produce more stable returns, and tend to fluctuate less on the downside than do stocks.

      Your portfolio managers discuss the outlook for your Fund in light of these broad issues on the following pages. Thank you for your confidence in OppenheimerFunds. We look forward to helping you reach your investment goals in the future.


/s/ BRIDGET A. MACASKILL

Bridget A. Macaskill


November 21, 1996


3  Oppenheimer LifeSpan Funds

PERFORMANCE

Total Returns for the Periods Ended 9/30/96:

A SHARES         B SHARES         C SHARES

LIFESPAN GROWTH FUND

At net asset value(1)
12               Since            Since
Months           Inception        Inception

  19.20%           19.34%           3.38%

At maximum offering price(2)
Since Inception

  18.29%           14.34%           3.61%

12 Months

  12.35%             n/a              n/a


LIFESPAN BALANCED FUND
At net asset value(1)
12               Since            Since
Months           Inception        Inception

  14.89%           14.31%           3.38%

At maximum offering price(2)
Since Inception

  13.64%           9.31%            2.38%

12 Months

8.28%            n/a              n/a

LIFESPAN INCOME FUND
At net asset value(1)
12               Since            Since
Months           Inception        Inception

  6.87%            6.20%            2.10%

At maximum offering price(2)
Since Inception

  5.21%            1.20%            1.10%

12 Months

  0.72%              n/a             n/a


Following is a brief commentary on each LifeSpan Fund, including discussions about some of the investments that affected the performance within each of the Funds' components over the past year.

OPPENHEIMER LIFESPAN
GROWTH FUND

The Fund benefited primarily from its focus on equities. The strongest performing component within the Fund was the Small Cap Equity component, whose returns were fueled by a relatively large weighting in technology stocks. The High Yield and International components followed with above-average returns. Specifically, the International component performed well because of its holdings in the United Kingdom, one of the strongest markets throughout the year, and by avoiding the weaker markets of Asia.

      In addition, the Value/Growth component of the portfolio provided a moderate increase, primarily from our investments in U.S. companies which are undergoing corporate restructuring. While the Growth/Income component had positive gains, the Corporate/Government component returns were down, mainly the result of rising interest rates, which made it difficult for higher-rated, long maturity bonds to show positive returns.(3)

OPPENHEIMER LIFESPAN
BALANCED FUND

By maintaining a larger weighting in equities--approximately 60% of the portfolio is invested in stocks versus 40% in bonds--we were able to take advantage of the strength of the stock market and avoid some of the declines experienced by segments of the bond market.

      The majority of the Fund's return during the past year came from the Small Cap and International components, with the Value/Growth and Growth/Income components reporting more modest contributions to the Fund's performance.

      In the fixed income portion of the portfolio, the High Yield component was the strongest performer, while the Short-Term Bond and Government/Corporate Bond components underperformed, which was reflective of the strains within the bond market this year.

OPPENHEIMER LIFESPAN
INCOME FUND

Over the period, the Fund focused on earning high current income. Of the four primary components of LifeSpan Income Fund, the High Yield Bond segment, while having greater credit risks, provided the greatest contribution to performance.

      The Fund's Growth/Income component was the other primary contributor to positive performance. By maintaining a heavy weighting in technology stocks, a sector that performed well over the period, this component was able to report an increase. However, due to a rising interest rate environment, the Government/Corporate Bond component declined and the Short-Term Bond component showed only a modest increase.


FUND OVERVIEW

Total returns include change in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. IN REVIEWING THE PERFORMANCE AND RANKINGS, PLEASE REMEMBER PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. For more complete information, please review the prospectus. Prior to March 1, 1996, the Funds had a different investment adviser. However, the prior portfolio management team is now employed by OppenheimerFunds, Inc. Additionally, Babson-Stewart Ivory International became the sub-adviser for the international component of the Funds' portfolios on 3/1/96. BEA Associates and Pilgrim Baxter & Associates have continued as sub-advisers to certain components of the Funds' portfolios.

1. Includes change in net asset value per share without deducting any sales charges. Such performance would have been lower if sales charges were taken into account. 2. Class A returns include the current maximum initial sales charge of 5.75%. Class A shares were first offered on 5/1/95. The maximum Class A sales charge rate was lower during a portion of the periods shown, and actual investment results will be different as a result. Class B returns since inception on 10/1/95 include the applicable contingent deferred sales charge of 5%. Class C returns since inception on 5/1/96 include the applicable contingent deferred sales charge of 1%. An explanation of the different performance calculations is in the Funds' prospectus. Class B and C shares are subject to an annual asset-based sales charge of .75%. 3. The Fund's portfolio is subject to change.

4  Oppenheimer LifeSpan Funds

      STATEMENT OF INVESTMENTS October 31, 1996
      Oppenheimer LifeSpan Income Fund

                                                                                                 FACE              MARKET VALUE
                                                                                                 AMOUNT            SEE NOTE 1
===================================================================================================================================
MORTGAGE-BACKED OBLIGATIONS - 9.3%
-----------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY - 8.1%
-----------------------------------------------------------------------------------------------------------------------------------
      Federal Home Loan Mortgage Corp.:
      Collateralized Mtg. Obligations, Gtd. Multiclass Mtg.
      Participation Certificates, 5.50%, 5/1/98                                                  $     81,238      $      80,540
      Gtd. Multiclass Mtg. Participation Certificates, 6%, 3/1/09                                     356,421            346,756
      Gtd. Multiclass Mtg. Participation Certificates, Series 1574,
      Cl. PD, 5.50%, 3/15/13                                                                           75,000             74,625
      Series 1843, Cl. VB, 7%, 4/15/03                                                                 85,000             85,824
      Series 1849, Cl. VA, 6%, 12/15/10                                                               284,220            279,690
      -----------------------------------------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.:
      6%, 12/1/03                                                                                     288,001            282,996
      6.50%, 4/1/26                                                                                   197,498            188,976
      7%, 4/1/00                                                                                      147,351            148,529
      Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
      Investment Conduit Pass-Through Certificates, Series 1993-
      181, Cl. C, 5.40%, 10/25/02                                                                     320,000            317,600
      Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
      Investment Conduit Pass-Through Certificates, Series 1993-
      190, Cl. Z, 5.85%, 7/25/08                                                                      178,700            176,159
      Series 1994-13, Cl. B, 6.50%, 2/25/09                                                           200,000            192,562
                                                                                                                   ----------------
                                                                                                                       2,174,257
-----------------------------------------------------------------------------------------------------------------------------------
PRIVATE - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
      GE Capital Mortgage Securities, Inc., Series-HE2, Cl. A3,
      7.30%, 3/25/12                                                                                  160,000            162,175
      -----------------------------------------------------------------------------------------------------------------------------
      Olympic Automobile Receivables Trust, Series 1996-A,
      Cl. A4, 5.85%, 7/15/01                                                                          145,000            144,048
                                                                                                                   ----------------
                                                                                                                         306,223
                                                                                                                   ----------------

      Total Mortgage-Backed Obligations (Cost $2,463,995)                                                              2,480,480

===================================================================================================================================
U.S. GOVERNMENT OBLIGATIONS - 9.9%
-----------------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Bonds, 7.50%, 11/15/16                                                          1,645,000          1,779,685
      -----------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Nts.:
      6.50%, 8/15/05                                                                                  450,000            454,781
      6.75%, 6/30/99                                                                                  130,000            132,722
      7.25%, 8/15/04                                                                                  280,000            295,662
                                                                                                                   ----------------

      Total U.S. Government Obligations (Cost $2,589,817)                                                              2,662,850

===================================================================================================================================
CORPORATE BONDS AND NOTES - 52.1%
-----------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 7.8%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 3.7%
      -----------------------------------------------------------------------------------------------------------------------------
      Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                                          145,000            146,910
      -----------------------------------------------------------------------------------------------------------------------------
      DuPont E.I. De Nemours & Co., 8.50% Debs., 2/15/03                                              150,000            162,934
      -----------------------------------------------------------------------------------------------------------------------------
      Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec.
      Disc. Nts., 7/15/01                                                                              50,000             51,750
      -----------------------------------------------------------------------------------------------------------------------------
      IMC Global, Inc., 6.25% Cv. Sub. Debs., 12/1/01                                                 100,000            117,250
      -----------------------------------------------------------------------------------------------------------------------------
      ISP Holdings, Inc., 9.75% Sr. Nts., 2/15/02                                        (1)           21,000             21,682
      -----------------------------------------------------------------------------------------------------------------------------
      LaRoche Industries, Inc., 13% Sr. Sub. Nts., 8/15/04                                             75,000             81,281

5 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Income Fund

                                                                                                 FACE              MARKET VALUE
                                                                                                 AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
      Lyondell Petrochemical Co., 8.25% Nts., 3/15/97                                            $    105,000      $     105,931
      -----------------------------------------------------------------------------------------------------------------------------
      Morton International, Inc., 9.25% Credit Sensitive Nts.,
      6/1/20                                                                             (6)           85,000            104,153
      -----------------------------------------------------------------------------------------------------------------------------
      PPG Industries, Inc., 9% Debs., 5/1/21                                                           85,000            102,366
      -----------------------------------------------------------------------------------------------------------------------------
      Viridian, Inc., 10.50% Debs., 3/31/14                                                            75,000             89,437
                                                                                                                   ----------------
                                                                                                                         983,694
-----------------------------------------------------------------------------------------------------------------------------------
METALS/MINING - 0.9%
      -----------------------------------------------------------------------------------------------------------------------------
      Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                      165,000            178,919
      -----------------------------------------------------------------------------------------------------------------------------
      Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts.,
      2/1/03                                                                                           50,000             51,875
                                                                                                                   ----------------
                                                                                                                         230,794
-----------------------------------------------------------------------------------------------------------------------------------
PAPER - 2.6%
      -----------------------------------------------------------------------------------------------------------------------------
      Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                                         145,000            145,544
      -----------------------------------------------------------------------------------------------------------------------------
      Crown Packaging Holdings Ltd., 0%/12.25% Sr. Sub. Disc.
      Nts., Series B, 11/1/03                                                            (2)          100,000             39,500
      -----------------------------------------------------------------------------------------------------------------------------
      Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs.,
      5/15/05                                                                                          50,000             54,875
      -----------------------------------------------------------------------------------------------------------------------------
      Georgia-Pacific Corp., 9.85% Credit Sensitive Nts., 6/15/97                        (6)          290,000            296,982
      -----------------------------------------------------------------------------------------------------------------------------
      Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                                                     50,000             54,375
      -----------------------------------------------------------------------------------------------------------------------------
      Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                                  100,000            100,000
                                                                                                                   ----------------
                                                                                                                         691,276
-----------------------------------------------------------------------------------------------------------------------------------
STEEL - 0.6%
      -----------------------------------------------------------------------------------------------------------------------------
      Gulf States Steel, Inc., Alabama, 13.50% First Mtg. Nts.,
      Series B, 4/15/03                                                                                50,000             47,312
      -----------------------------------------------------------------------------------------------------------------------------
      Republic Engineered Steels, Inc., 9.875% First Mtg. Nts.,
      12/15/01                                                                                         25,000             23,375
      -----------------------------------------------------------------------------------------------------------------------------
      WCI Steel, Inc., 10.50% Sr. Gtd. Nts., Series B, 3/1/02                                          50,000             56,062
      -----------------------------------------------------------------------------------------------------------------------------
      Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                                     50,000             47,750
                                                                                                                   ----------------
                                                                                                                         174,499
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED - 7.8%
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS - 2.3%
      -----------------------------------------------------------------------------------------------------------------------------
      Black & Decker Corp., 6.625% Nts., 11/15/00                                                     145,000            145,665
      -----------------------------------------------------------------------------------------------------------------------------
      Electrolux AB, 7.75% Sr. Unsub. Debs., 6/17/97                                                  290,000            292,900
      -----------------------------------------------------------------------------------------------------------------------------
      Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                       85,000             89,409
      -----------------------------------------------------------------------------------------------------------------------------
      Revlon Consumer Products Corp., 9.375% Sr. Nts., 4/1/01                                          50,000             51,250
      -----------------------------------------------------------------------------------------------------------------------------
      Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts.,
      Series B, 14.04%, 3/15/98                                                          (3)           50,000             44,312
                                                                                                                   ----------------
                                                                                                                         623,536
-----------------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 1.3%
      -----------------------------------------------------------------------------------------------------------------------------
      Dole Food Co., 6.75% Nts., 7/15/00                                                              150,000            150,927
      -----------------------------------------------------------------------------------------------------------------------------
      Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                                         145,000            149,202
      -----------------------------------------------------------------------------------------------------------------------------
      Philip Morris Cos., Inc., 8.75% Debs., 12/1/96                                                   60,000             60,124
                                                                                                                   ----------------
                                                                                                                         360,253
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 2.2%
      -----------------------------------------------------------------------------------------------------------------------------
      Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                             160,000            162,006
      -----------------------------------------------------------------------------------------------------------------------------
      Health o meter Products, Inc., Units (each unit consists of
      $1,000 principal amount of 13% sr. sub. nts., 8/15/02 and
      one warrant to purchase 10.96 ordinary shares)                                     (4)           50,000             55,250

6 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Income Fund

                                                                                                 FACE              MARKET VALUE
                                                                                                 AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
      Integrated Health Services, Inc., 9.625% Sr. Sub. Nts.,
      Series A, 5/31/02                                                                          $     50,000      $      51,000
      -----------------------------------------------------------------------------------------------------------------------------
      Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts.,
      8/15/06                                                                                          50,000             46,938
      -----------------------------------------------------------------------------------------------------------------------------
      Roche Holdings, Inc., 2.75% Bonds, 4/14/00                                                      300,000            271,313
                                                                                                                   ----------------
                                                                                                                         586,507
-----------------------------------------------------------------------------------------------------------------------------------
HOTEL/GAMING - 2.0%
      -----------------------------------------------------------------------------------------------------------------------------
      Argosy Gaming Co., 13.25% First Mtg. Nts., 6/1/04                                                50,000             48,500
      -----------------------------------------------------------------------------------------------------------------------------
      Bally's Casino Holdings, Inc., Zero Coupon Sr. Disc. Nts.,
      8.594%, 6/15/98                                                                    (3)           75,000             66,000
      -----------------------------------------------------------------------------------------------------------------------------
      Bally's Park Place Funding, Inc., 9.25% Gtd. First Mtg. Nts.,
      3/15/04                                                                                          50,000             54,875
      -----------------------------------------------------------------------------------------------------------------------------
      Casino Magic of Louisiana Corp., 13% First Mtg. Nts.,
      8/15/03                                                                            (1)           50,000             51,000
      -----------------------------------------------------------------------------------------------------------------------------
      GB Property Funding Corp., 10.875% First Mtg. Nts.,
      1/15/04                                                                                          25,000             22,750
      -----------------------------------------------------------------------------------------------------------------------------
      GNF Corp., 10.625% Gtd. First Mtg. Nts., Series B, 4/1/03                                        50,000             55,438
      -----------------------------------------------------------------------------------------------------------------------------
      Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
      Series B, 11/15/02                                                                               25,000             32,000
      -----------------------------------------------------------------------------------------------------------------------------
      Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                                        100,000            104,500
      -----------------------------------------------------------------------------------------------------------------------------
      Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                         45,000             31,275
      -----------------------------------------------------------------------------------------------------------------------------
      Trump Atlantic City Associates/Trump Atlantic City
      Funding, Inc., 11.25% First Mtg. Nts., 5/1/06                                                    25,000             23,750
      -----------------------------------------------------------------------------------------------------------------------------
      Trump's Castle Funding, Inc., 11.75% Mtg. Nts., 11/15/03                                         50,000             47,500
                                                                                                                   ----------------
                                                                                                                         537,588
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
      Coastal Corp.:
      8.125% Sr. Nts., 9/15/02                                                                         85,000             90,625
      8.75% Sr. Nts., 5/15/99                                                                          55,000             58,087
      -----------------------------------------------------------------------------------------------------------------------------
      Falcon Holdings Group LP, 11% Sr. Sub. Nts., 9/15/03                               (5)           58,711             52,465
      -----------------------------------------------------------------------------------------------------------------------------
      Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                          100,000            100,333
      -----------------------------------------------------------------------------------------------------------------------------
      Maxus Energy Corp., 9.875% Nts., 10/15/02                                                        50,000             51,375
      -----------------------------------------------------------------------------------------------------------------------------
      Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                                         85,000             89,819
                                                                                                                   ----------------
                                                                                                                         442,704
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 14.2%
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS - 4.9%
      -----------------------------------------------------------------------------------------------------------------------------
      BankAmerica Corp., 6% Nts., 7/15/97                                                             300,000            300,486
      -----------------------------------------------------------------------------------------------------------------------------
      Barnett Banks, Inc., 8.50% Sub. Exchangeable Nts., 3/1/99                                        60,000             62,979
      -----------------------------------------------------------------------------------------------------------------------------
      Chase Manhattan Corp. (New), 6.625% Sr. Nts., 1/15/98                                            55,000             55,411
      -----------------------------------------------------------------------------------------------------------------------------
      Citicorp, 5.625% Sr. Nts., 2/15/01                                                               90,000             87,284
      -----------------------------------------------------------------------------------------------------------------------------
      First Fidelity Bancorporation, 8.50% Sub. Capital Nts.,
      4/1/98                                                                                           55,000             56,635
      -----------------------------------------------------------------------------------------------------------------------------
      First Union Corp., 6.75% Sr. Nts., 1/15/98                                                       55,000             55,533
      -----------------------------------------------------------------------------------------------------------------------------
      First USA Bank, 5.35% Medium-Term Nts., 12/27/96                                                150,000            149,876
      -----------------------------------------------------------------------------------------------------------------------------
      Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                        145,000            163,678
      -----------------------------------------------------------------------------------------------------------------------------
      Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                               145,000            145,611
      -----------------------------------------------------------------------------------------------------------------------------
      Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                                       185,000            186,165
      -----------------------------------------------------------------------------------------------------------------------------
      Security Pacific Corp., 7.75% Nts., 12/1/96                                                      55,000             55,082
                                                                                                                   ----------------
                                                                                                                       1,318,740

7 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Income Fund

                                                                                                 FACE              MARKET VALUE
                                                                                                 AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 7.7%
      -----------------------------------------------------------------------------------------------------------------------------
      American General Finance Corp., 8.50% Sr. Nts., 8/15/98                                    $     60,000      $      62,517
      -----------------------------------------------------------------------------------------------------------------------------
      Associates Corp. of North America, 7.40% Medium-Term
      Nts., 7/7/99                                                                                     60,000             61,837
      -----------------------------------------------------------------------------------------------------------------------------
      Beneficial Corp., 9.125% Debs., 2/15/98                                                         145,000            150,535
      -----------------------------------------------------------------------------------------------------------------------------
      Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                                             75,000             75,525
      -----------------------------------------------------------------------------------------------------------------------------
      Chrysler Financial Corp., 6.65% Medium-Term Nts.,
      04/28/97                                                                                        120,000            120,604
      -----------------------------------------------------------------------------------------------------------------------------
      Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                                               145,000            140,113
      -----------------------------------------------------------------------------------------------------------------------------
      Countrywide Funding Corp.:
      6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                                                    90,000             88,232
      6.085% Gtd. Medium-Term Nts., Series B, 7/14/99                                                  60,000             59,664
      6.57% Gtd. Medium-Term Nts., Series A, 8/4/97                                                    60,000             60,353
      -----------------------------------------------------------------------------------------------------------------------------
      Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                                               145,000            145,940
      -----------------------------------------------------------------------------------------------------------------------------
      General Motors Acceptance Corp.:
      5.625% Nts., 2/15/01                                                                            175,000            169,080
      5.65% Medium-Term Nts., 12/15/97                                                                300,000            299,231
      -----------------------------------------------------------------------------------------------------------------------------
      Golden West Financial Corp., 8.625% Sub. Nts., 8/30/98                                           55,000             57,321
      -----------------------------------------------------------------------------------------------------------------------------
      GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                                    50,000             50,813
      -----------------------------------------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.:
      6.50% Nts., 4/1/01                                                                              150,000            149,832
      8.25% Debs., 11/18/96                                                                            85,000             85,068
      -----------------------------------------------------------------------------------------------------------------------------
      Norwest Financial, Inc., 6.50% Sr. Nts., 11/15/97                                                55,000             55,378
      -----------------------------------------------------------------------------------------------------------------------------
      Penske Truck Leasing Co. LP, 7.75% Sr. Nts., 5/15/99                                             55,000             57,195
      -----------------------------------------------------------------------------------------------------------------------------
      Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D,
      3/1/99                                                                                          160,000            167,495
                                                                                                                   ----------------
                                                                                                                       2,056,733
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.6%
      -----------------------------------------------------------------------------------------------------------------------------
      Cigna Corp., 7.90% Nts., 12/14/98                                                               150,000            154,800
      -----------------------------------------------------------------------------------------------------------------------------
      SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                                          120,000            126,266
      -----------------------------------------------------------------------------------------------------------------------------
      Travelers/Aetna Property Casualty Corp., 6.75% Nts.,
      4/15/01                                                                                         145,000            146,428
                                                                                                                   ----------------
                                                                                                                         427,494
-----------------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS - 0.3%
      -----------------------------------------------------------------------------------------------------------------------------
      American Standard, Inc., 10.875% Sr. Nts., 5/15/99                                               70,000             74,725
-----------------------------------------------------------------------------------------------------------------------------------
HOMEBUILDERS/REAL ESTATE - 0.2%
      -----------------------------------------------------------------------------------------------------------------------------
      Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec.
      Unsub. Nts., 1/26/01                                                                             60,000             59,586
-----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 2.3%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/ELECTRONICS/COMPUTERS - 1.2%
      -----------------------------------------------------------------------------------------------------------------------------
      British Aerospace plc, 8% Debs., 5/27/97                                                         60,000             60,713
      -----------------------------------------------------------------------------------------------------------------------------
      Digital Equipment Corp., 7% Nts., 11/15/97                                                      215,000            215,983
      -----------------------------------------------------------------------------------------------------------------------------
      Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                                    50,000             51,500
                                                                                                                   ----------------
                                                                                                                         328,196
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 0.1%
      -----------------------------------------------------------------------------------------------------------------------------
      Venture Holdings Trust, 9.75% Sr. Sub. Nts., 4/1/04                                              39,000             35,100
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 1.0%
      -----------------------------------------------------------------------------------------------------------------------------
      Day International Group, Inc., 11.125% Sr. Sub. Nts.,
      Series B, 6/1/05                                                                                 50,000             52,500

8 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Income Fund

                                                                                                 FACE            MARKET VALUE
                                                                                                 AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
      Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                                            $     50,000      $      52,000
      -----------------------------------------------------------------------------------------------------------------------------
      International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05                                     50,000             53,125
      -----------------------------------------------------------------------------------------------------------------------------
      Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/03                                                25,000             24,750
      -----------------------------------------------------------------------------------------------------------------------------
      Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                                                40,000             40,900
      -----------------------------------------------------------------------------------------------------------------------------
      Specialty Equipment Co., 11.375% Sr. Sub. Nts., 12/1/03                                          50,000             54,000
                                                                                                                   ----------------
                                                                                                                         277,275
-----------------------------------------------------------------------------------------------------------------------------------
MEDIA - 4.9%
-----------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.6%
      -----------------------------------------------------------------------------------------------------------------------------
      New World Communications Group Holding Corp., Zero
      Coupon Sr. Disc. Nts., Series B, 10.985%, 6/15/99                                  (3)           75,000             61,500
      -----------------------------------------------------------------------------------------------------------------------------
      Park Broadcasting, Inc., 11.75% Sr. Nts., 5/15/04                                  (1)           50,000             57,750
      -----------------------------------------------------------------------------------------------------------------------------
      Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                       50,000             48,750
                                                                                                                   ----------------
                                                                                                                         168,000
-----------------------------------------------------------------------------------------------------------------------------------
CABLE TELEVISION - 1.7%
      -----------------------------------------------------------------------------------------------------------------------------
      Australis Media Ltd., Units (each unit consists of $1,000
      principal amount of 0%/14% sr. sub. disc. nts., 5/15/03 and
      one warrant to purchase 57.721 ordinary shares)                                 (2)(4)           75,000             44,250
      -----------------------------------------------------------------------------------------------------------------------------
      Bell Cablemedia plc, 0%/11.95% Sr. Disc. Nts., 7/15/04                             (2)           75,000             62,063
      -----------------------------------------------------------------------------------------------------------------------------
      Comcast Corp., 9.375% Sr. Sub. Debs., 5/15/05                                                    50,000             50,313
      -----------------------------------------------------------------------------------------------------------------------------
      Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs.,
      11/15/07                                                                           (2)           75,000             48,750
      -----------------------------------------------------------------------------------------------------------------------------
      Helicon Group LP/Helicon Capital Corp., 9% Sr. Sec. Nts.,
      Series B, 11/1/03                                                                  (6)          100,000            102,500
      -----------------------------------------------------------------------------------------------------------------------------
      International CableTel, Inc., 0%/11.50% Sr. Deferred
      Coupon Nts., Series B, 2/1/06                                                      (2)          100,000             61,000
      -----------------------------------------------------------------------------------------------------------------------------
      United International Holdings, Inc., Zero Coupon Sr. Sec.
      Disc. Nts., Series B, 14%, 11/15/99                                                (3)          100,000             70,000
      -----------------------------------------------------------------------------------------------------------------------------
      Wireless One, Inc., Units (each unit consists of $1,000
      principal amount of 0%/13.50% sr. disc. nts., 8/1/01 and one
      warrant to purchase 2.274 ordinary shares)                                      (2)(4)           50,000             26,750
                                                                                                                   ----------------
                                                                                                                         465,626
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED MEDIA - 0.6%
      -----------------------------------------------------------------------------------------------------------------------------
      Time Warner, Inc., 7.45% Nts., 2/1/98                                                           145,000            147,196
-----------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT/FILM - 1.7%
      -----------------------------------------------------------------------------------------------------------------------------
      American Skiing Corp., 12% Sr. Sub. Nts., 7/15/06                                  (7)           75,000             76,125
      -----------------------------------------------------------------------------------------------------------------------------
      Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                                       145,000            145,728
      -----------------------------------------------------------------------------------------------------------------------------
      Marvel III Holdings, Inc., 9.125% Sr. Sec. Nts., Series B,
      2/15/98                                                                                          25,000             11,375
      -----------------------------------------------------------------------------------------------------------------------------
      Walt Disney Co., 6.375% Sr. Unsec. Bonds, Series A,
      3/30/01                                                                                         220,000            219,736
                                                                                                                   ----------------
                                                                                                                         452,964
-----------------------------------------------------------------------------------------------------------------------------------
PUBLISHING/PRINTING - 0.3%
      -----------------------------------------------------------------------------------------------------------------------------
      Reed Publishing (USA), Inc., 7.24% Gtd. Medium-Term
      Nts., 2/10/97                                                                                    70,000             70,281
-----------------------------------------------------------------------------------------------------------------------------------
OTHER - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
CONGLOMERATES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
      Alpine Group, Inc., 12.25% Sr. Nts., 7/15/03                                                     38,000             40,185

9 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Income Fund

                                                                                                 FACE            MARKET VALUE
                                                                                                 AMOUNT          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
SERVICES - 0.6%
      -----------------------------------------------------------------------------------------------------------------------------
      Monarch Marketing Systems, Inc., 12.50% Sr. Nts., 7/1/03                                   $     75,000      $      82,875
      -----------------------------------------------------------------------------------------------------------------------------
      Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                                           (1)           75,000             77,156
                                                                                                                   ----------------
                                                                                                                         160,031
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL - 4.0%
-----------------------------------------------------------------------------------------------------------------------------------
DEPARTMENT STORES - 2.7%
      -----------------------------------------------------------------------------------------------------------------------------
      Dayton Hudson Co., 9.40% Debs., 12/15/01                                                        150,000            165,520
      -----------------------------------------------------------------------------------------------------------------------------
      Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                                         60,000             65,664
      -----------------------------------------------------------------------------------------------------------------------------
      Parisian, Inc., 9.875% Sr. Sub. Nts., 7/15/03                                                    50,000             50,625
      -----------------------------------------------------------------------------------------------------------------------------
      Price/Costco, Inc., 7.125% Sr. Nts., 6/15/05                                                    120,000            119,675
      -----------------------------------------------------------------------------------------------------------------------------
      Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                                            290,000            304,383
                                                                                                                   ----------------
                                                                                                                         705,867
-----------------------------------------------------------------------------------------------------------------------------------
DRUG STORES - 0.4%
      -----------------------------------------------------------------------------------------------------------------------------
      Duane Reade, 12% Sr. Nts., Series B, 9/15/02                                                     50,000             48,750
      -----------------------------------------------------------------------------------------------------------------------------
      Pathmark Stores, Inc., 0%/10.75% Jr. Sub. Deferred Coupon
      Nts., 11/1/03                                                                      (2)          100,000             69,000
                                                                                                                   ----------------
                                                                                                                         117,750
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING - 0.4%
      -----------------------------------------------------------------------------------------------------------------------------
      Hills Stores Co., 12.50% Sr. Nts., Series B, 7/1/03                                              50,000             45,500
      -----------------------------------------------------------------------------------------------------------------------------
      Waban, Inc., 11% Sr. Sub. Nts., 5/15/04                                                          50,000             56,375
                                                                                                                   ----------------
                                                                                                                         101,875
-----------------------------------------------------------------------------------------------------------------------------------
SUPERMARKETS - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Dairy Mart Convenience Stores, Inc., 10.25% Sr. Sub. Nts.,
      3/15/04                                                                                          50,000             48,125
      -----------------------------------------------------------------------------------------------------------------------------
      Farm Fresh, Inc., 12.25% Sr. Nts., Series A, 10/1/00                                             50,000             40,000
      -----------------------------------------------------------------------------------------------------------------------------
      Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts.,
      3/1/06                                                                                           50,000             53,500
                                                                                                                   ----------------
                                                                                                                         141,625
-----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
RAILROADS - 0.6%
      -----------------------------------------------------------------------------------------------------------------------------
      Union Pacific Corp., 7% Nts., 6/15/00                                                           150,000            152,932
-----------------------------------------------------------------------------------------------------------------------------------
SHIPPING - 0.9%
      -----------------------------------------------------------------------------------------------------------------------------
      Federal Express Corp., 6.25% Nts., 4/15/98                                                      240,000            240,578
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 6.6%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.1%
      -----------------------------------------------------------------------------------------------------------------------------
      Consumers Power Co., 8.75% Mtg. Nts., 2/15/98                                                   145,000            148,932
      -----------------------------------------------------------------------------------------------------------------------------
      El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99                                    75,000             75,188
      -----------------------------------------------------------------------------------------------------------------------------
      NorAm Energy Corp., 9.875% Nts., 4/15/97                                                        290,000            295,184
      -----------------------------------------------------------------------------------------------------------------------------
      Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                       220,000            220,945
      -----------------------------------------------------------------------------------------------------------------------------
      Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec.
      Debs., 2/1/06                                                                                   100,000             94,951
                                                                                                                   ----------------
                                                                                                                         835,200
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 3.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Allbritton Communications Co., 9.75% Sr. Sub. Debs.,
      Series B, 11/30/07                                                                               50,000             46,875
      -----------------------------------------------------------------------------------------------------------------------------
      American Communications Services, Inc., 0%/13% Sr. Disc.
      Nts., 11/1/05                                                                      (2)           75,000             42,750
      -----------------------------------------------------------------------------------------------------------------------------
      Arch Communications Group, Inc., 0%/10.875% Sr. Disc.
      Nts., 3/15/08                                                                      (2)           75,000             41,625

10 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Income Fund

                                                                                                 FACE              MARKET VALUE
                                                                                                 AMOUNT            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------------------
      Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                                       $     50,000      $      49,375
      -----------------------------------------------------------------------------------------------------------------------------
      GTE Corp., 8.85% Debs., 3/1/98                                                                   60,000             62,151
      -----------------------------------------------------------------------------------------------------------------------------
      Intermedia Communications, Inc., 13.50% Sr. Nts., Series B, 6/1/05                               50,000             57,125
      -----------------------------------------------------------------------------------------------------------------------------
      MCI Communications Corp.:
      7.125% Sr. Nts., 1/20/00                                                                        145,000            148,671
      7.625% Sr. Nts., 11/7/96                                                                         60,000             60,007
      -----------------------------------------------------------------------------------------------------------------------------
      Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                                                  25,000             20,875
      -----------------------------------------------------------------------------------------------------------------------------
      MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts.,
      1/15/04                                                                            (2)           75,000             64,031
      -----------------------------------------------------------------------------------------------------------------------------
      Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts.,
      8/15/04                                                                            (2)          100,000             63,875
      -----------------------------------------------------------------------------------------------------------------------------
      Peoples Telephone Co., Inc., 12.25% Sr. Nts., 7/15/02                                            50,000             52,500
      -----------------------------------------------------------------------------------------------------------------------------
      Plantronics, Inc., 10% Sr. Nts., 1/15/01                                                         75,000             78,188
      -----------------------------------------------------------------------------------------------------------------------------
      Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr.
      Nts., 8/15/06                                                                                    50,000             50,875
      -----------------------------------------------------------------------------------------------------------------------------
      Teleport Communications Group, Inc.:
      0%/11.125% Sr. Disc. Nts., 7/1/07                                                  (2)           25,000             16,188
      9.875% Sr. Nts., 7/1/06                                                                          25,000             25,656
      -----------------------------------------------------------------------------------------------------------------------------
      Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                               (7)           50,000             50,188
                                                                                                                   ----------------
                                                                                                                         930,955
                                                                                                                   ----------------

      Total Corporate Bonds and Notes (Cost $13,845,812)                                                              13,939,765

                                                                                                 SHARES
===================================================================================================================================
COMMON STOCKS - 21.1%
-----------------------------------------------------------------------------------------------------------------------------------
BASIC INDUSTRY - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Dexter Corp.                                                                                      4,300            133,300
      -----------------------------------------------------------------------------------------------------------------------------
      Millenium Chemicals, Inc.                                                          (8)              528             10,692
                                                                                                                   ----------------
                                                                                                                         143,992
-----------------------------------------------------------------------------------------------------------------------------------
STEEL - 1.0%
      -----------------------------------------------------------------------------------------------------------------------------
      Carpenter Technology Corp.                                                                        3,200            104,400
      -----------------------------------------------------------------------------------------------------------------------------
      UNR Industries, Inc.                                                                             23,000            155,250
                                                                                                                   ----------------
                                                                                                                         259,650
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER RELATED - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
FOOD/BEVERAGES/TOBACCO - 0.5%
      -----------------------------------------------------------------------------------------------------------------------------
      Anheuser-Busch Cos., Inc.                                                                         3,000            115,500
      -----------------------------------------------------------------------------------------------------------------------------
      Imperial Tobacco Group plc, ADR                                                    (8)            1,850             21,600
                                                                                                                   ----------------
                                                                                                                         137,100
-----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 1.0%
      -----------------------------------------------------------------------------------------------------------------------------
      Bristol-Myers Squibb Co.                                                                          1,500            158,625
      -----------------------------------------------------------------------------------------------------------------------------
      Glaxo Wellcome plc, Sponsored ADR                                                                 3,800            119,700
                                                                                                                   ----------------
                                                                                                                         278,325
-----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 0.2%
      -----------------------------------------------------------------------------------------------------------------------------
      Piccadilly Cafeterias, Inc.                                                                       6,900             60,375
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.3%
-----------------------------------------------------------------------------------------------------------------------------------
      Amoco Corp.                                                                                       1,400            106,050
      -----------------------------------------------------------------------------------------------------------------------------
      Atlantic Richfield Co.                                                                            1,200            159,000

11 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Income Fund

                                                                                                                 MARKET VALUE
                                                                                                 SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------------------
      Chevron Corp.                                                                                     2,300      $     151,225
      -----------------------------------------------------------------------------------------------------------------------------
      El Paso Natural Gas Co.                                                                           3,800            184,300
      -----------------------------------------------------------------------------------------------------------------------------
      Exxon Corp.                                                                                       1,500            132,937
      -----------------------------------------------------------------------------------------------------------------------------
      Mobil Corp.                                                                                       1,200            140,100
                                                                                                                   ----------------
                                                                                                                         873,612
-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & THRIFTS - 2.2%
      -----------------------------------------------------------------------------------------------------------------------------
      Bank of Boston Corp.                                                                              2,600            166,400
      -----------------------------------------------------------------------------------------------------------------------------
      BankAmerica Corp.                                                                                 1,800            164,700
      -----------------------------------------------------------------------------------------------------------------------------
      Chase Manhattan Corp. (New)                                                                         500             42,875
      -----------------------------------------------------------------------------------------------------------------------------
      NationsBank Corp.                                                                                   800             75,400
      -----------------------------------------------------------------------------------------------------------------------------
      PNC Bank Corp.                                                                                    4,000            145,000
                                                                                                                   ----------------
                                                                                                                         594,375
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.4%
      -----------------------------------------------------------------------------------------------------------------------------
      Hartford Steam Boiler Inspection & Insurance Co.                                                  2,500            107,812
-----------------------------------------------------------------------------------------------------------------------------------
HOUSING RELATED - 2.2%
-----------------------------------------------------------------------------------------------------------------------------------
      Camden Property Trust                                                                             4,800            130,800
      -----------------------------------------------------------------------------------------------------------------------------
      Capstone Capital Corp.                                                                            5,900            127,588
      -----------------------------------------------------------------------------------------------------------------------------
      Crescent Real Estate Equities, Inc.                                                               1,800             75,150
      -----------------------------------------------------------------------------------------------------------------------------
      Health & Retirement Property Trust                                                                6,800            123,250
      -----------------------------------------------------------------------------------------------------------------------------
      Meditrust Corp.                                                                                   3,100            111,600
                                                                                                                   ----------------
                                                                                                                         568,388
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 2.4%
-----------------------------------------------------------------------------------------------------------------------------------
      General Dynamics Corp.                                                                            2,600            178,425
      -----------------------------------------------------------------------------------------------------------------------------
      Goodrich (B.F.) Co.                                                                               3,200            135,600
      -----------------------------------------------------------------------------------------------------------------------------
      Lockheed Martin Corp.                                                                             1,200            107,550
      -----------------------------------------------------------------------------------------------------------------------------
      Rockwell International Corp.                                                                      2,000            110,000
      -----------------------------------------------------------------------------------------------------------------------------
      TRW, Inc.                                                                                         1,200            108,600
                                                                                                                   ----------------
                                                                                                                         640,175
-----------------------------------------------------------------------------------------------------------------------------------
OTHER - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
      Hanson plc, ADR                                                                                   7,400             47,175
-----------------------------------------------------------------------------------------------------------------------------------
RETAIL - 0.8%
-----------------------------------------------------------------------------------------------------------------------------------
      Brown Group, Inc.                                                                                 6,500            134,063
      -----------------------------------------------------------------------------------------------------------------------------
      New England Business Service, Inc.                                                                5,000             90,000
                                                                                                                   ----------------
                                                                                                                         224,063
-----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 6.4%
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 5.1%
      -----------------------------------------------------------------------------------------------------------------------------
      American Electric Power Co., Inc.                                                                 3,000            124,500
      -----------------------------------------------------------------------------------------------------------------------------
      Entergy Corp.                                                                                     4,300            120,400
      -----------------------------------------------------------------------------------------------------------------------------
      FPL Group, Inc.                                                                                   3,000            138,000
      -----------------------------------------------------------------------------------------------------------------------------
      Illinova Corp.                                                                                    4,000            109,000
      -----------------------------------------------------------------------------------------------------------------------------
      Kansas City Power & Light Co.                                                                     5,000            137,500
      -----------------------------------------------------------------------------------------------------------------------------
      National Fuel Gas Co.                                                                             3,700            137,825
      -----------------------------------------------------------------------------------------------------------------------------
      PanEnergy Corp.                                                                                   6,100            234,850
      -----------------------------------------------------------------------------------------------------------------------------
      Questar Corp.                                                                                     4,100            147,600
      -----------------------------------------------------------------------------------------------------------------------------
      Texas Utilities Co.                                                                               2,400             97,200
      -----------------------------------------------------------------------------------------------------------------------------
      Western Resources, Inc.                                                                           3,900            117,000
                                                                                                                   ----------------
                                                                                                                       1,363,875

12 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Income Fund

                                                                                                                   MARKET VALUE
                                                                                                   SHARES          SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - 1.3%
      -----------------------------------------------------------------------------------------------------------------------------
      Ameritech Corp.                                                                                   2,100      $     114,975
      -----------------------------------------------------------------------------------------------------------------------------
      GTE Corp.                                                                                         2,600            109,525
      -----------------------------------------------------------------------------------------------------------------------------
      NYNEX Corp.                                                                                       2,700            120,150
                                                                                                                   ----------------
                                                                                                                         344,650
                                                                                                                   ----------------

      Total Common Stocks (Cost $4,834,333)                                                                            5,643,567

===================================================================================================================================
PREFERRED STOCKS - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
      Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg.
      (Cost $115,000)                                                                                   1,200            138,000

                                                                                                 UNITS
===================================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
-----------------------------------------------------------------------------------------------------------------------------------
      Intermedia Communications, Inc. Wts., Exp. 6/00
      (Cost $470)                                                                                          50              2,500

                                                                                                 FACE
                                                                                                 AMOUNT
===================================================================================================================================
REPURCHASE AGREEMENT - 5.2%
-----------------------------------------------------------------------------------------------------------------------------------
      Repurchase agreement with State Street Bank and Trust Co.,
      4.50%, dated 10/31/96, to be repurchased at $1,404,176 on
      11/1/96, collateralized by U.S. Treasury Nts., 7.75%, 2/15/01,
      with a value of $1,451,083 (Cost $1,404,000)                                               $  1,404,000          1,404,000
      -----------------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS, AT VALUE (COST $25,253,427)                                                    98.1%         26,271,162
      -----------------------------------------------------------------------------------------------------------------------------
      OTHER ASSETS NET OF LIABILITIES                                                                    1.9             513,453
                                                                                                  ------------     ----------------
      NET ASSETS                                                                                       100.0%      $  26,784,615
                                                                                                  ============     ================

      1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $207,588 or 0.78% of the Fund's net assets, at October 31, 1996.
      2. Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
      3. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
      4. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
      5.  Interest or dividend is paid in kind.
      6. Represents the current interest rate for a variable rate security. For credit sensitive notes, the interest rate is dependent on the credit rating of the issuer.
      7. Identifies issues considered to be illiquid. These securities amount to $126,313 or 0.47% of the Fund's net assets, at October 31, 1996.
      8.  Non-income producing security.

      See accompanying Notes to Financial Statements.




13 Oppenheimer LifeSpan Funds

      STATEMENT OF INVESTMENTS OCTOBER 31, 1996
      Oppenheimer LifeSpan Balanced Fund


                                                                                          FACE              MARKET VALUE
                                                                                          AMOUNT            SEE NOTE 1
==============================================================================================================================
MORTGAGE-BACKED OBLIGATIONS - 3.4%
------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY - 2.9%
------------------------------------------------------------------------------------------------------------------------------
      Federal Home Loan Mortgage Corp.:
      Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation
      Certificates, 5.50%, 6/1/98                                                         $       60,440    $         59,902
      Gtd. Multiclass Mtg. Participation Certificates, 6%, 3/1/09                                205,627             200,051
      Gtd. Multiclass Mtg. Participation Certificates, Series 1574, Cl.
      PD, 5.50%, 3/15/13                                                                         100,000              99,500
      Series 1843, Cl. VB, 7%, 4/15/03                                                            65,000              65,630
      Series 1849, Cl. VA, 6%, 12/15/10                                                          208,428             205,106
      ------------------------------------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.:
      6%, 12/1/03                                                                                204,280             200,730
      6.50%, 4/1/26                                                                              148,123             141,732
      7%, 4/1/00                                                                                  98,234              99,019
      Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
      Conduit Pass-Through Certificates,
      Series 1993-181, Cl. C, 5.40%, 10/25/02                                                    250,000             248,125
      Collateralized Mtg. Obligations, Gtd. Real Estate Mtg. Investment
      Conduit Pass-Through Certificates,
      Series 1993-190, Cl. Z, 5.85%, 7/25/08                                                     142,960             140,928
      Series 1994-13, Cl. B, 6.50%, 2/25/09                                                      150,000             144,422
                                                                                                            ------------------
                                                                                                                   1,605,145
------------------------------------------------------------------------------------------------------------------------------
PRIVATE - 0.5%
------------------------------------------------------------------------------------------------------------------------------
      GE Capital Mortgage Securities, Inc., Series-HE2, Cl. A3, 7.30%,
      3/25/12                                                                                    125,000             126,699
      ------------------------------------------------------------------------------------------------------------------------
      Olympic Automobile Receivables Trust, Series 1996-A,
      Cl. A4, 5.85%, 7/15/01                                                                     110,000             109,278
                                                                                                            ------------------
                                                                                                                     235,977
                                                                                                            ------------------

      Total Mortgage-Backed Obligations (Cost $1,829,067)                                                          1,841,122

==============================================================================================================================
U.S. GOVERNMENT OBLIGATIONS - 5.1%
------------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Bonds, 7.50%, 11/15/16                                                     1,295,000           1,401,028
      ------------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Nts.:
      6.50%, 8/15/05                                                                             650,000             656,906
      6.75%, 6/30/99                                                                             370,000             377,747
      7.25%, 8/15/04                                                                             360,000             380,137
                                                                                                            ------------------

      Total U.S. Government Obligations (Cost $2,741,607)                                                          2,815,818

==============================================================================================================================
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 27.6%
------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 4.0%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.5%
      ------------------------------------------------------------------------------------------------------------------------
      Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                                     110,000             111,449
      ------------------------------------------------------------------------------------------------------------------------
      Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                                      120,000             130,348
      ------------------------------------------------------------------------------------------------------------------------
      Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec. Disc.
      Nts., 7/15/01                                                                              100,000             103,500
      ------------------------------------------------------------------------------------------------------------------------
      ISP Holdings, Inc., 9.75% Sr. Nts., 2/15/02                            (1)                  75,000              77,437
      ------------------------------------------------------------------------------------------------------------------------
      LaRoche Industries, Inc., 13% Sr. Sub. Nts., 8/15/04                                       100,000             108,375
      ------------------------------------------------------------------------------------------------------------------------
      Lyondell Petrochemical Co., 8.25% Nts., 3/15/97                                             75,000              75,665

14 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                          FACE              MARKET VALUE
                                                                                          AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
      ------------------------------------------------------------------------------------------------------------------------
      Morton International, Inc., 9.25% Credit Sensitive Nts., 6/1/20        (6)          $       65,000    $         79,647
      ------------------------------------------------------------------------------------------------------------------------
      NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05              (2)                 100,000              82,750
      ------------------------------------------------------------------------------------------------------------------------
      PPG Industries, Inc., 9% Debs., 5/1/21                                                      65,000              78,280
                                                                                                            ------------------
                                                                                                                     847,451
------------------------------------------------------------------------------------------------------------------------------
METALS - 1.1%
      ------------------------------------------------------------------------------------------------------------------------
      Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                                 125,000             135,545
      ------------------------------------------------------------------------------------------------------------------------
      Gulf States Steel, Inc., Alabama, 13.50% First Mtg. Nts.,
      Series B, 4/15/03                                                                          100,000              94,625
      ------------------------------------------------------------------------------------------------------------------------
      Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                             100,000             103,750
      ------------------------------------------------------------------------------------------------------------------------
      Republic Engineered Steels, Inc., 9.875% First Mtg. Nts.,
      12/15/01                                                                                    50,000              46,750
      ------------------------------------------------------------------------------------------------------------------------
      WCI Steel, Inc., 10.50% Sr. Gtd. Nts., Series B, 3/1/02                                    100,000             112,125
      ------------------------------------------------------------------------------------------------------------------------
      Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                               100,000              95,500
                                                                                                            ------------------
                                                                                                                     588,295
------------------------------------------------------------------------------------------------------------------------------
PAPER - 1.4%
      ------------------------------------------------------------------------------------------------------------------------
      Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                                    110,000             110,412
      ------------------------------------------------------------------------------------------------------------------------
      Crown Packaging Holdings Ltd., 0%/12.25% Sr. Sub. Disc. Nts.,
      Series B, 11/1/03                                                      (2)                 200,000              79,000
      ------------------------------------------------------------------------------------------------------------------------
      Fort Howard Corp., 9% Sr. Sub. Nts., 2/1/06                                                 75,000              75,000
      ------------------------------------------------------------------------------------------------------------------------
      Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs., 5/15/05                              100,000             109,750
      ------------------------------------------------------------------------------------------------------------------------
      Georgia-Pacific Corp., 9.85% Credit Sensitive Nts., 6/15/97            (6)                 220,000             225,297
      ------------------------------------------------------------------------------------------------------------------------
      Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                                               100,000             108,750
      ------------------------------------------------------------------------------------------------------------------------
      Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                              50,000              50,000
                                                                                                            ------------------
                                                                                                                     758,209
------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 8.0%
------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.8%
      ------------------------------------------------------------------------------------------------------------------------
      Black & Decker Corp., 6.625% Nts., 11/15/00                                                110,000             110,505
      ------------------------------------------------------------------------------------------------------------------------
      Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec. Unsub.
      Nts., 1/26/01                                                                               50,000              49,655
      ------------------------------------------------------------------------------------------------------------------------
      Electrolux AB, 7.75% Sr. Unsub. Debs., 6/17/97                                             220,000             222,200
      ------------------------------------------------------------------------------------------------------------------------
      Venture Holdings Trust, 9.75% Sr. Sub. Nts., 4/1/04                                         78,000              70,200
                                                                                                            ------------------
                                                                                                                     452,560
------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.8%
      ------------------------------------------------------------------------------------------------------------------------
      American Skiing Corp., 12% Sr. Sub. Nts., 7/15/06                      (3)                 125,000             126,875
      ------------------------------------------------------------------------------------------------------------------------
      Argosy Gaming Co., 13.25% First Mtg. Nts., 6/1/04                                          100,000              97,000
      ------------------------------------------------------------------------------------------------------------------------
      Bally's Casino Holdings, Inc., Zero Coupon Sr. Disc. Nts.,
      8.594%, 6/15/98                                                        (4)                 125,000             110,000
      ------------------------------------------------------------------------------------------------------------------------
      Bally's Park Place Funding, Inc., 9.25% Gtd. First Mtg.
      Nts., 3/15/04                                                                              100,000             109,750
      ------------------------------------------------------------------------------------------------------------------------
      Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                                  110,000             110,552
      ------------------------------------------------------------------------------------------------------------------------
      Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                               75,000              77,062
      ------------------------------------------------------------------------------------------------------------------------
      Casino Magic of Louisiana Corp., 13% First Mtg. Nts., 8/15/03          (1)                 150,000             153,000
      ------------------------------------------------------------------------------------------------------------------------
      GB Property Funding Corp., 10.875% First Mtg. Nts., 1/15/04                                 50,000              45,500
      ------------------------------------------------------------------------------------------------------------------------
      GNF Corp., 10.625% Gtd. First Mtg. Nts., Series B, 4/1/03                                  100,000             110,875


15 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                          FACE              MARKET VALUE
                                                                                          AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT (CONTINUED)
      ------------------------------------------------------------------------------------------------------------------------
      Marvel III Holdings, Inc., 9.125% Sr. Sec. Nts., Series B,
      2/15/98                                                                             $       50,000    $         22,750
      ------------------------------------------------------------------------------------------------------------------------
      Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
      Series B, 11/15/02                                                                          50,000              64,000
      ------------------------------------------------------------------------------------------------------------------------
      Rio Hotel & Casino, Inc., 10.625% Sr. Sub. Nts., 7/15/05                                   100,000             104,500
      ------------------------------------------------------------------------------------------------------------------------
      Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                                    91,000              63,245
      ------------------------------------------------------------------------------------------------------------------------
      Trump Atlantic City Associates/Trump Atlantic City Funding,
      Inc., 11.25% First Mtg. Nts., 5/1/06                                                        75,000              71,250
      ------------------------------------------------------------------------------------------------------------------------
      Trump's Castle Funding, Inc., 11.75% Mtg. Nts., 11/15/03                                   100,000              95,000
      ------------------------------------------------------------------------------------------------------------------------
      Walt Disney Co., 6.375% Sr. Unsec. Bonds, Series A, 3/30/01                                160,000             159,808
                                                                                                            ------------------
                                                                                                                   1,521,167
------------------------------------------------------------------------------------------------------------------------------
MEDIA - 2.5%
      ------------------------------------------------------------------------------------------------------------------------
      Australis Media Ltd., Units (each unit consists of $1,000
      principal amount of 0%/14% sr. sub. disc.
      nts., 5/15/03 and one warrant to purchase 57.721 ordinary
      shares)                                                             (2)(5)                 150,000              88,500
      ------------------------------------------------------------------------------------------------------------------------
      Bell Cablemedia plc, 0%/11.95% Sr. Disc. Nts., 7/15/04                 (2)                 150,000             124,125
      ------------------------------------------------------------------------------------------------------------------------
      Comcast Corp., 9.375% Sr. Sub. Debs., 5/15/05                                              100,000             100,625
      ------------------------------------------------------------------------------------------------------------------------
      Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs.,
      11/15/07                                                               (2)                 125,000              81,250
      ------------------------------------------------------------------------------------------------------------------------
      EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec.
      Disc. Nts., 3/15/04                                                    (2)                 100,000              70,625
      ------------------------------------------------------------------------------------------------------------------------
      Helicon Group LP/Helicon Capital Corp., 9% Sr. Sec. Nts.,
      Series B, 11/1/03                                                      (6)                  50,000              51,250
      ------------------------------------------------------------------------------------------------------------------------
      International CableTel, Inc., 0%/11.50% Sr. Deferred
      Coupon Nts., Series B, 2/1/06                                          (2)                 250,000             152,500
      ------------------------------------------------------------------------------------------------------------------------
      New World Communications Group Holding Corp., Zero Coupon Sr.
      Disc. Nts., Series B, 10.995%, 6/15/99                                 (4)                 200,000             164,000
      ------------------------------------------------------------------------------------------------------------------------
      Park Broadcasting, Inc., 11.75% Sr. Nts., 5/15/04                      (1)                  75,000              86,625
      ------------------------------------------------------------------------------------------------------------------------
      Reed Publishing (USA), Inc., 7.24% Gtd. Medium-Term Nts.,
      2/10/97                                                                                     70,000              70,281
      ------------------------------------------------------------------------------------------------------------------------
      Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                 100,000              97,500
      ------------------------------------------------------------------------------------------------------------------------
      Time Warner, Inc., 7.45% Nts., 2/1/98                                                      110,000             111,666
      ------------------------------------------------------------------------------------------------------------------------
      United International Holdings, Inc., Zero Coupon Sr. Sec. Disc.
      Nts.:                                                                  (4)                 100,000              70,000
      Series B, 14%, 11/15/99 12.376%, 11/15/99                              (4)                  50,000              35,000
      ------------------------------------------------------------------------------------------------------------------------
      Wireless One, Inc., Units (each unit consists of $1,000
      principal amount of 0%/13.50% sr. disc. nts.,
      8/1/06 and one warrant to purchase 2.274 ordinary shares)           (2)(5)                 100,000              53,500
                                                                                                            ------------------
                                                                                                                   1,357,447
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 1.5%
      ------------------------------------------------------------------------------------------------------------------------
      Dayton Hudson Co., 9.40% Debs., 2/15/01                                                    120,000             132,416
      ------------------------------------------------------------------------------------------------------------------------
      Duane Reade, 12% Sr. Nts., 9/15/02                                                         100,000              97,500
      ------------------------------------------------------------------------------------------------------------------------
      Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                                    40,000              43,776
      ------------------------------------------------------------------------------------------------------------------------
      Parisian, Inc., 9.875% Sr. Sub. Nts., 7/15/03                                              100,000             101,250
      ------------------------------------------------------------------------------------------------------------------------
      Pathmark Stores, Inc., 0%/10.75% Jr. Sub. Deferred Coupon
      Nts., 11/1/03                                                          (2)                 200,000             138,000

16 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                          FACE              MARKET VALUE
                                                                                          AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL (CONTINUED)
      ------------------------------------------------------------------------------------------------------------------------
      Price/Costco, Inc., 7.125% Sr. Nts., 6/15/05                                        $       90,000    $         89,756
      ------------------------------------------------------------------------------------------------------------------------
      Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                                       220,000             230,912
                                                                                                            ------------------
                                                                                                                     833,610
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.4%
      ------------------------------------------------------------------------------------------------------------------------
      Hills Stores Co., 12.50% Sr. Nts., Series B, 7/1/03                                        100,000              91,000
      ------------------------------------------------------------------------------------------------------------------------
      Waban, Inc., 11% Sr. Sub. Nts., 5/15/04                                                    100,000             112,750
                                                                                                            ------------------
                                                                                                                     203,750
------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 2.9%
------------------------------------------------------------------------------------------------------------------------------
FOOD - 1.0%
      ------------------------------------------------------------------------------------------------------------------------
      Dairy Mart Convenience Stores, Inc., 10.25% Sr. Sub. Nts.,
      3/15/04                                                                                    100,000              96,250
      ------------------------------------------------------------------------------------------------------------------------
      Dole Food Co., 6.75% Nts., 7/15/00                                                         120,000             120,741
      ------------------------------------------------------------------------------------------------------------------------
      Farm Fresh, Inc., 12.25% Sr. Nts., Series A, 10/1/00                                       100,000              80,000
      ------------------------------------------------------------------------------------------------------------------------
      Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                                    115,000             118,333
      ------------------------------------------------------------------------------------------------------------------------
      Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts.,
      3/1/06                                                                                     150,000             160,500
                                                                                                            ------------------
                                                                                                                     575,824
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.3%
      ------------------------------------------------------------------------------------------------------------------------
      Roche Holdings, Inc., 2.75% Bonds, 4/14/00                                                 200,000             180,875
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 1.0%
      ------------------------------------------------------------------------------------------------------------------------
      Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                                        120,000             121,504
      ------------------------------------------------------------------------------------------------------------------------
      Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                (1)                 125,000             134,375
      ------------------------------------------------------------------------------------------------------------------------
      Health o meter Products, Inc., Units (each unit consists of
      $1,000 principal amount of 13% sr. sub.  nts., 8/15/02 and one
      warrant to purchase 10.96 ordinary shares)                             (5)                 100,000             110,500
      ------------------------------------------------------------------------------------------------------------------------
      Integrated Health Services, Inc., 9.625% Sr. Sub. Nts.,
      Series A, 5/31/02                                                                          100,000             102,000
      ------------------------------------------------------------------------------------------------------------------------
      Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts., 8/15/06                             100,000              93,875
                                                                                                            ------------------
                                                                                                                     562,254
------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.5%
      ------------------------------------------------------------------------------------------------------------------------
      Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                  65,000              68,372
      ------------------------------------------------------------------------------------------------------------------------
      Revlon Consumer Products Corp., 9.375% Sr. Nts., 4/1/01                                    100,000             102,500
      ------------------------------------------------------------------------------------------------------------------------
      Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts.,
      Series B, 12.674%, 3/15/98                                             (4)                 100,000              88,625
                                                                                                            ------------------
                                                                                                                     259,497
------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.1%
      ------------------------------------------------------------------------------------------------------------------------
      Philip Morris Cos., Inc., 8.75% Debs., 12/1/96                                              45,000              45,093
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 0.6%
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.4%
      ------------------------------------------------------------------------------------------------------------------------
      Coastal Corp.:
      8.125% Sr. Nts., 9/15/02                                                                    65,000              69,301
      ------------------------------------------------------------------------------------------------------------------------
      8.75% Sr. Nts., 5/15/99                                                                     35,000              36,964
      ------------------------------------------------------------------------------------------------------------------------
      Maxus Energy Corp., 9.875% Nts., 10/15/02                                                  100,000             102,750
                                                                                                            ------------------
                                                                                                                     209,015
------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 0.2%
      ------------------------------------------------------------------------------------------------------------------------
      Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                      75,000              75,250
      ------------------------------------------------------------------------------------------------------------------------
      Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                                    65,000              68,685
                                                                                                            ------------------
                                                                                                                     143,935

17 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                          FACE              MARKET VALUE
                                                                                          AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 5.1%
------------------------------------------------------------------------------------------------------------------------------
BANKS - 1.6%
      ------------------------------------------------------------------------------------------------------------------------
      BankAmerica Corp., 6% Nts., 7/15/97                                                 $      200,000    $        200,324
      ------------------------------------------------------------------------------------------------------------------------
      Chase Manhattan Corp. (New), 6.625% Sr. Nts., 1/15/98                                       35,000              35,261
      ------------------------------------------------------------------------------------------------------------------------
      Citicorp, 5.625% Sr. Nts., 2/15/01                                                          65,000              63,038
      ------------------------------------------------------------------------------------------------------------------------
      First Fidelity Bancorporation, 8.50% Sub. Capital Nts.,
      4/1/98                                                                                      35,000              36,041
      ------------------------------------------------------------------------------------------------------------------------
      First Union Corp., 6.75% Sr. Nts., 1/15/98                                                  35,000              35,339
      ------------------------------------------------------------------------------------------------------------------------
      First USA Bank, 5.35% Medium-Term Nts., 12/27/96                                           100,000              99,917
      ------------------------------------------------------------------------------------------------------------------------
      Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                                   110,000             124,170
      ------------------------------------------------------------------------------------------------------------------------
      Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                          110,000             110,464
      ------------------------------------------------------------------------------------------------------------------------
      Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                                  145,000             145,913
      ------------------------------------------------------------------------------------------------------------------------
      Security Pacific Corp., 7.75% Nts., 12/1/96                                                 35,000              35,052
                                                                                                            ------------------
                                                                                                                     885,519
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.8%
      ------------------------------------------------------------------------------------------------------------------------
      American General Finance Corp., 8.50% Sr. Nts., 8/15/98                                     45,000              46,888
      ------------------------------------------------------------------------------------------------------------------------
      Associates Corp. of North America, 7.40% Medium-Term Nts.,
      7/7/99                                                                                      45,000              46,378
      ------------------------------------------------------------------------------------------------------------------------
      Beneficial Corp., 9.125% Debs., 2/15/98                                                    110,000             114,199
      ------------------------------------------------------------------------------------------------------------------------
      Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                                        50,000              50,350
      ------------------------------------------------------------------------------------------------------------------------
      Chrysler Financial Corp., 6.65% Medium-Term Nts.,
      04/28/97                                                                                    80,000              80,403
      ------------------------------------------------------------------------------------------------------------------------
      Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                                          110,000             106,293
      ------------------------------------------------------------------------------------------------------------------------
      Countrywide Funding Corp.:
      6.05% Gtd. Medium-Term Nts., Series D, 3/1/01                                               65,000              63,723
      6.085% Gtd. Medium-Term Nts., Series B, 7/14/99                                             45,000              44,748
      6.57% Gtd. Medium-Term Nts., Series A, 8/4/97                                               45,000              45,265
      ------------------------------------------------------------------------------------------------------------------------
      Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                                          110,000             110,713
      ------------------------------------------------------------------------------------------------------------------------
      General Motors Acceptance Corp.:
      5.625% Nts., 2/15/01                                                                       125,000             120,771
      5.65% Medium-Term Nts., 12/15/97                                                           200,000             199,487
      ------------------------------------------------------------------------------------------------------------------------
      Golden West Financial Corp., 8.625% Sub. Nts., 8/30/98                                      35,000              36,477
      ------------------------------------------------------------------------------------------------------------------------
      GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                              125,000             127,031
      ------------------------------------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc.:
      6.50% Nts., 4/1/01                                                                         100,000              99,888
      8.25% Debs., 11/18/96                                                                       80,000              80,064
      ------------------------------------------------------------------------------------------------------------------------
      Norwest Financial, Inc., 6.50% Sr. Nts., 11/15/97                                           35,000              35,240
      ------------------------------------------------------------------------------------------------------------------------
      Penske Truck Leasing Co. LP, 7.75% Sr. Nts., 5/15/99                                        35,000              36,397
      ------------------------------------------------------------------------------------------------------------------------
      Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D,
      3/1/99                                                                                     125,000             130,856
                                                                                                            ------------------
                                                                                                                   1,575,171
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.7%
      ------------------------------------------------------------------------------------------------------------------------
      Cigna Corp., 7.90% Nts., 12/14/98                                                          120,000             123,840
      ------------------------------------------------------------------------------------------------------------------------
      SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                                     125,000             131,527
      ------------------------------------------------------------------------------------------------------------------------
      Travelers/Aetna Property Casualty Corp., 6.75% Nts.,
      4/15/01                                                                                    110,000             111,084
                                                                                                            ------------------
                                                                                                                     366,451
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 2.2%
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.2%
      ------------------------------------------------------------------------------------------------------------------------
      American Standard, Inc., 10.875% Sr. Nts., 5/15/99                                         100,000             106,750

18 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                          FACE              MARKET VALUE
                                                                                          AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.5%
      ------------------------------------------------------------------------------------------------------------------------
      Beverly Enterprises, Inc., 9% Gtd. Unsec. Bonds, 2/15/06                            $      100,000    $         99,000
      ------------------------------------------------------------------------------------------------------------------------
      Monarch Marketing Systems, Inc., 12.50% Sr. Nts., 7/1/03                                    50,000              55,250
      ------------------------------------------------------------------------------------------------------------------------
      Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                               (1)                 125,000             128,594
                                                                                                            ------------------
                                                                                                                     282,844
------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.0%
      ------------------------------------------------------------------------------------------------------------------------
      Alpine Group, Inc., 12.25% Sr. Nts., 7/15/03                                                37,000              39,127
      ------------------------------------------------------------------------------------------------------------------------
      Day International Group, Inc., 11.125% Sr. Sub. Nts.,
      Series B, 6/1/05                                                                           100,000             105,000
      ------------------------------------------------------------------------------------------------------------------------
      Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                                            100,000             104,000
      ------------------------------------------------------------------------------------------------------------------------
      International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05                               100,000             106,250
      ------------------------------------------------------------------------------------------------------------------------
      Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/03                                           50,000              49,500
      ------------------------------------------------------------------------------------------------------------------------
      Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                                           30,000              30,675
      ------------------------------------------------------------------------------------------------------------------------
      Specialty Equipment Co., 11.375% Sr. Sub. Nts., 12/1/03                                    100,000             108,000
                                                                                                            ------------------
                                                                                                                     542,552
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.5%
      ------------------------------------------------------------------------------------------------------------------------
      Federal Express Corp., 6.25% Nts., 4/15/98                                                 165,000             165,398
      ------------------------------------------------------------------------------------------------------------------------
      Union Pacific Corp., 7% Nts., 6/15/00                                                      105,000             107,052
                                                                                                            ------------------
                                                                                                                     272,450
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 3.1%
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.3%
      ------------------------------------------------------------------------------------------------------------------------
      British Aerospace plc, 8% Debs., 5/27/97                                                    45,000              45,534
      ------------------------------------------------------------------------------------------------------------------------
      Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                              100,000             103,000
                                                                                                            ------------------
                                                                                                                     148,534
------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.3%
      ------------------------------------------------------------------------------------------------------------------------
      Digital Equipment Corp., 7% Nts., 11/15/97                                                 159,000             159,727
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.5%
      ------------------------------------------------------------------------------------------------------------------------
      Allbritton Communications Co., 9.75% Sr. Sub. Debs.,
      Series B, 11/30/07                                                                         100,000              93,750
      ------------------------------------------------------------------------------------------------------------------------
      American Communications Services, Inc., 0%/13% Sr.
      Disc. Nts., 11/1/05                                                    (2)                 125,000              71,250
      ------------------------------------------------------------------------------------------------------------------------
      Arch Communications Group, Inc., 0%/10.875% Sr. Disc.
      Nts., 3/15/08                                                          (2)                 150,000              83,250
      ------------------------------------------------------------------------------------------------------------------------
      CAI Wireless Systems, Inc., 12.25% Sr. Nts., 9/15/02                                       100,000              98,500
      ------------------------------------------------------------------------------------------------------------------------
      Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                                       100,000              98,750
      ------------------------------------------------------------------------------------------------------------------------
      Hyperion Telecommunications, Inc., 0%/13% Sr. Disc. Nts.,
      Series B, 4/15/03                                                      (2)                 250,000             142,500
      ------------------------------------------------------------------------------------------------------------------------
      MCI Communications Corp.:
      7.125% Sr. Nts., 1/20/00                                                                   110,000             112,785
      7.625% Sr. Nts., 11/7/96                                                                    45,000              45,005
      ------------------------------------------------------------------------------------------------------------------------
      Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                                            100,000              83,500
      ------------------------------------------------------------------------------------------------------------------------
      MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts.,
      1/15/04                                                                (2)                 150,000             128,063
      ------------------------------------------------------------------------------------------------------------------------
      Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts.,
      8/15/04                                                                (2)                 200,000             127,750
      ------------------------------------------------------------------------------------------------------------------------
      Paging Network, Inc., 10.125% Sr. Sub. Nts., 8/1/07                                        100,000             100,875
      ------------------------------------------------------------------------------------------------------------------------
      Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11%
      Sr. Nts., 8/15/06                                                                          100,000             101,750

19 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                          FACE              MARKET VALUE
                                                                                          AMOUNT            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
      ------------------------------------------------------------------------------------------------------------------------
      Teleport Communications Group, Inc.:
      0%/11.125% Sr. Disc. Nts., 7/1/07                                      (2)          $       50,000    $         32,375
      9.875% Sr. Nts., 7/1/06                                                                     50,000              51,313
                                                                                                            ------------------
                                                                                                                   1,371,416
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 1.7%
------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.2%
      ------------------------------------------------------------------------------------------------------------------------
      Consumers Power Co., 8.75% Mtg. Nts., 2/15/98                                              110,000             112,983
------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 1.0%
      ------------------------------------------------------------------------------------------------------------------------
      El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99                               50,000              50,125
      ------------------------------------------------------------------------------------------------------------------------
      NorAm Energy Corp., 9.875% Nts., 4/15/97                                                   220,000             223,933
      ------------------------------------------------------------------------------------------------------------------------
      Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                  180,000             180,773
      ------------------------------------------------------------------------------------------------------------------------
      Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec. Debs.,
      2/1/06                                                                                      75,000              71,213
                                                                                                            ------------------
                                                                                                                     526,044
------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.5%
      ------------------------------------------------------------------------------------------------------------------------
      GTE Corp., 8.85% Debs., 3/1/98                                                              45,000              46,614
      ------------------------------------------------------------------------------------------------------------------------
      Intermedia Communications, Inc., 13.50% Sr. Nts., Series B,
      6/1/05                                                                                     100,000             114,250
      ------------------------------------------------------------------------------------------------------------------------
      Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                   (3)                 100,000             100,375
                                                                                                            ------------------
                                                                                                                     261,239
                                                                                                            ------------------

      Total Non-Convertible Corporate Bonds and Notes
      (Cost $15,033,486)                                                                                          15,150,662

==============================================================================================================================
CONVERTIBLE CORPORATE BONDS AND NOTES - 0.3%
      ------------------------------------------------------------------------------------------------------------------------
      Barnett Banks, Inc., 8.50% Sub. Exchangeable Nts., 3/1/99                                   40,000              41,986
      ------------------------------------------------------------------------------------------------------------------------
      IMC Global, Inc., 6.25% Cv. Sub. Debs., 12/1/01                                             90,000             105,525
                                                                                                            ------------------

      Total Convertible Corporate Bonds and Notes (Cost $140,597)                                                    147,511

                                                                                          SHARES
==============================================================================================================================
COMMON STOCKS - 54.9%
------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.1%
------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.0%
      ------------------------------------------------------------------------------------------------------------------------
      Cabot Corp.                                                                                    200               4,825
      ------------------------------------------------------------------------------------------------------------------------
      Daicel Chemical Industries Ltd.                                                             15,000              75,963
      ------------------------------------------------------------------------------------------------------------------------
      Dexter Corp.                                                                                 4,400             136,400
      ------------------------------------------------------------------------------------------------------------------------
      Hoechst AG                                                                                   1,500              56,328
      ------------------------------------------------------------------------------------------------------------------------
      Millenium Chemicals, Inc.                                              (7)                     528              10,692
      ------------------------------------------------------------------------------------------------------------------------
      Potash Corp. of Saskatchewan, Inc.                                                           1,600             113,400
      ------------------------------------------------------------------------------------------------------------------------
      Union Carbide Corp.                                                                          3,700             157,712
                                                                                                            ------------------
                                                                                                                     555,320
------------------------------------------------------------------------------------------------------------------------------
GOLD - 0.0%
      ------------------------------------------------------------------------------------------------------------------------
      Normandy Mining Ltd.                                                                        11,618              15,847
------------------------------------------------------------------------------------------------------------------------------
METALS - 0.9%
      ------------------------------------------------------------------------------------------------------------------------
      Carpenter Technology Corp.                                                                   3,200             104,400
      ------------------------------------------------------------------------------------------------------------------------
      RTZ Corp. plc                                                                                4,000              64,029
      ------------------------------------------------------------------------------------------------------------------------
      UCAR International, Inc.                                               (7)                   2,000              78,250
      ------------------------------------------------------------------------------------------------------------------------
      UNR Industries, Inc.                                                                        25,000             168,750

20 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                                            MARKET VALUE
                                                                                          SHARES            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
METALS (CONTINUED)
      ------------------------------------------------------------------------------------------------------------------------
      Western Mining Corp. Holdings Ltd.                                                          10,000    $         62,887
                                                                                                            ------------------
                                                                                                                     478,316
------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.2%
      ------------------------------------------------------------------------------------------------------------------------
      Fort Howard Corp.                                                      (7)                   4,100             105,062
------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 10.1%
------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 2.0%
      ------------------------------------------------------------------------------------------------------------------------
      Autoliv AB                                                                                   2,000              84,879
      ------------------------------------------------------------------------------------------------------------------------
      Autopistas Concesionaria Espanola SA                                                         4,200              48,268
      ------------------------------------------------------------------------------------------------------------------------
      Black & Decker Corp.                                                                         1,700              63,537
      ------------------------------------------------------------------------------------------------------------------------
      Bridgestone Corp.                                                                            3,000              50,642
      ------------------------------------------------------------------------------------------------------------------------
      Camden Property Trust                                                                        4,800             130,800
      ------------------------------------------------------------------------------------------------------------------------
      Capstone Capital Corp.                                                                       5,900             127,587
      ------------------------------------------------------------------------------------------------------------------------
      Groupe SEB SA                                                                                  500             101,308
      ------------------------------------------------------------------------------------------------------------------------
      Health & Retirement Property Trust                                                           6,800             123,250
      ------------------------------------------------------------------------------------------------------------------------
      Honda Motor Co.                                                                              3,000              71,743
      ------------------------------------------------------------------------------------------------------------------------
      Lend Lease Corp. Ltd.                                                                        4,500              76,333
      ------------------------------------------------------------------------------------------------------------------------
      Meditrust Corp.                                                                              3,400             122,400
      ------------------------------------------------------------------------------------------------------------------------
      Rinnai Corp.                                                                                 3,000              64,094
      ------------------------------------------------------------------------------------------------------------------------
      United Industrial Corp. Ltd.                                                                70,000              58,127
                                                                                                            ------------------
                                                                                                                   1,122,968
------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.5%
      ------------------------------------------------------------------------------------------------------------------------
      AMR Corp.                                                              (7)                   1,300             109,200
      ------------------------------------------------------------------------------------------------------------------------
      Atlas Air, Inc.                                                        (7)                   5,000             184,375
      ------------------------------------------------------------------------------------------------------------------------
      CDL Hotels International Ltd.                                                              180,000              93,116
      ------------------------------------------------------------------------------------------------------------------------
      Dover Downs Entertainment, Inc.                                        (7)                   3,600              72,450
      ------------------------------------------------------------------------------------------------------------------------
      Einstein/Noah Bagel Corp.                                              (7)                   2,000              67,250
      ------------------------------------------------------------------------------------------------------------------------
      EMI Group plc                                                                                3,000              58,964
      ------------------------------------------------------------------------------------------------------------------------
      Granada Group plc                                                                            5,000              72,057
      ------------------------------------------------------------------------------------------------------------------------
      Landry's Seafood Restaurants, Inc.                                     (7)                   3,200              65,600
      ------------------------------------------------------------------------------------------------------------------------
      Northwest Airlines Corp., Cl. A                                        (7)                   1,700              56,312
      ------------------------------------------------------------------------------------------------------------------------
      Papa John's International, Inc.                                        (7)                   1,750              87,062
      ------------------------------------------------------------------------------------------------------------------------
      Piccadilly Cafeterias, Inc.                                                                  6,900              60,375
      ------------------------------------------------------------------------------------------------------------------------
      Regal Cinemas, Inc.                                                    (7)                   5,100             132,600
      ------------------------------------------------------------------------------------------------------------------------
      Swire Pacific Ltd., Cl. B                                                                   54,500              76,475
      ------------------------------------------------------------------------------------------------------------------------
      VideoServer, Inc.                                                      (7)                   3,200             151,600
      ------------------------------------------------------------------------------------------------------------------------
      Wyndham Hotel Corp.                                                    (7)                   4,400              83,600
                                                                                                            ------------------
                                                                                                                   1,371,036
------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.0%
      ------------------------------------------------------------------------------------------------------------------------
      Elsevier NV                                                                                  4,000              66,513
      ------------------------------------------------------------------------------------------------------------------------
      Emmis Broadcasting Corp., Cl. A                                        (7)                   2,100              76,125
      ------------------------------------------------------------------------------------------------------------------------
      Heftel Broadcasting Corp., A Shares                                    (7)                   1,900              68,875
      ------------------------------------------------------------------------------------------------------------------------
      Reed International plc                                                                       4,500              83,830
      ------------------------------------------------------------------------------------------------------------------------
      Reuters Holdings plc                                                                         8,000              99,593
      ------------------------------------------------------------------------------------------------------------------------
      Television Broadcasts Ltd.                                                                  17,000              59,581
      ------------------------------------------------------------------------------------------------------------------------
      Wolters Kluwer NV                                                                              600              77,163
                                                                                                            ------------------
                                                                                                                     531,680
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 2.2%
      ------------------------------------------------------------------------------------------------------------------------
      Dollar Tree Stores, Inc.                                               (7)                   2,000              75,500

21 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                                            MARKET VALUE
                                                                                          SHARES            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL (CONTINUED)
      ------------------------------------------------------------------------------------------------------------------------
      Eckerd Corp.                                                           (7)                   3,000    $         83,250
      ------------------------------------------------------------------------------------------------------------------------
      Federated Department Stores, Inc.                                      (7)                   3,400             112,200
      ------------------------------------------------------------------------------------------------------------------------
      Marks & Spencer plc                                                                         13,000             109,233
      ------------------------------------------------------------------------------------------------------------------------
      Nautica Enterprises, Inc.                                              (7)                   5,600             172,200
      ------------------------------------------------------------------------------------------------------------------------
      North Face, Inc. (The)                                                 (7)                   3,100              62,775
      ------------------------------------------------------------------------------------------------------------------------
      Price/Costco, Inc.                                                     (7)                   4,900              97,387
      ------------------------------------------------------------------------------------------------------------------------
      St. John Knits, Inc.                                                                         2,900             132,675
      ------------------------------------------------------------------------------------------------------------------------
      U.S. Industries, Inc.                                                  (7)                   4,300             116,100
      ------------------------------------------------------------------------------------------------------------------------
      Wolverine World Wide, Inc.                                                                   4,350             107,662
      ------------------------------------------------------------------------------------------------------------------------
      Zeneca Group plc                                                                             4,000             109,038
                                                                                                            ------------------
                                                                                                                   1,178,020
------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 2.4%
      ------------------------------------------------------------------------------------------------------------------------
      adidas AG                                                                                      480              40,319
      ------------------------------------------------------------------------------------------------------------------------
      Brown Group, Inc.                                                                            7,300             150,562
      ------------------------------------------------------------------------------------------------------------------------
      CDW Computer Centers, Inc.                                             (7)                   2,900             182,519
      ------------------------------------------------------------------------------------------------------------------------
      Cifra SA de CV, Unsponsored ADR, B Shares                              (7)                  45,000              57,393
      ------------------------------------------------------------------------------------------------------------------------
      Finish Line, Inc., Cl. A                                               (7)                   3,000             127,500
      ------------------------------------------------------------------------------------------------------------------------
      Jusco Co.                                                                                    2,000              59,434
      ------------------------------------------------------------------------------------------------------------------------
      Koninklijke Ahold NV                                                                         1,733             101,166
      ------------------------------------------------------------------------------------------------------------------------
      New England Business Service, Inc.                                                           5,100              91,800
      ------------------------------------------------------------------------------------------------------------------------
      Next plc                                                                                    10,700              97,225
      ------------------------------------------------------------------------------------------------------------------------
      Regis Corp. of Minnesota                                                                     4,000              97,000
      ------------------------------------------------------------------------------------------------------------------------
      Shimamura Co. Ltd.                                                                           2,000              73,501
      ------------------------------------------------------------------------------------------------------------------------
      Toys 'R' Us, Inc.                                                      (7)                   4,000             135,500
      ------------------------------------------------------------------------------------------------------------------------
      U.S. Office Products Co.                                               (7)                   4,300             124,700
                                                                                                            ------------------
                                                                                                                   1,338,619
------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 7.9%
------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.6%
      ------------------------------------------------------------------------------------------------------------------------
      Anheuser-Busch Cos., Inc.                                                                    6,600             254,100
      ------------------------------------------------------------------------------------------------------------------------
      Embotelladora Andina SA, Sponsored ADR                                                       2,200              75,900
                                                                                                                     330,000
------------------------------------------------------------------------------------------------------------------------------
EDUCATION - 0.3%
      ------------------------------------------------------------------------------------------------------------------------
      ITT Educational Services, Inc.                                         (7)                   2,000              72,750
      ------------------------------------------------------------------------------------------------------------------------
      Learning Tree International, Inc.                                      (7)                   2,400             101,400
                                                                                                            ------------------
                                                                                                                     174,150
------------------------------------------------------------------------------------------------------------------------------
FOOD - 1.4%
      ------------------------------------------------------------------------------------------------------------------------
      American Stores Co.                                                                          3,400             140,675
      ------------------------------------------------------------------------------------------------------------------------
      Archer-Daniels-Midland Co.                                                                   5,460             118,755
      ------------------------------------------------------------------------------------------------------------------------
      Carrefour Supermarche SA                                                                       160              88,861
      ------------------------------------------------------------------------------------------------------------------------
      Danisco AS                                                                                   1,250              71,623
      ------------------------------------------------------------------------------------------------------------------------
      Dole Food Co.                                                                                2,300              89,700
      ------------------------------------------------------------------------------------------------------------------------
      Kroger Co.                                                             (7)                   2,800             124,950
      ------------------------------------------------------------------------------------------------------------------------
      William Morrison Supermarkets plc                                                           40,000             104,218
                                                                                                            ------------------
                                                                                                                     738,782
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 2.3%
      ------------------------------------------------------------------------------------------------------------------------
      Astra AB Free, Series A                                                                      1,500              68,907
      ------------------------------------------------------------------------------------------------------------------------
      Bristol-Myers Squibb Co.                                                                     2,800             296,100
      ------------------------------------------------------------------------------------------------------------------------
      Ciba-Geigy AG                                                                                  100             122,743
      ------------------------------------------------------------------------------------------------------------------------
      Clintrials Research, Inc.                                              (7)                   2,600              96,525

22 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                                            MARKET VALUE
                                                                                          SHARES            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS (CONTINUED)
      ------------------------------------------------------------------------------------------------------------------------
      Dura Pharmaceuticals, Inc.                                             (7)                   2,800    $         96,600
      ------------------------------------------------------------------------------------------------------------------------
      Glaxo Wellcome plc, Sponsored ADR                                                            3,800             119,700
      ------------------------------------------------------------------------------------------------------------------------
      Jones Medical Industries, Inc.                                                               2,450             106,575
      ------------------------------------------------------------------------------------------------------------------------
      Medicis Pharmaceutical Corp., Cl. A                                    (7)                   1,800              90,450
      ------------------------------------------------------------------------------------------------------------------------
      Sandoz AG                                                                                      100             115,175
      ------------------------------------------------------------------------------------------------------------------------
      Schering AG                                                                                  1,000              80,111
      ------------------------------------------------------------------------------------------------------------------------
      Takeda Chemical Industries Ltd.                                                              5,000              85,722
                                                                                                            ------------------
                                                                                                                   1,278,608
------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 2.4%
      ------------------------------------------------------------------------------------------------------------------------
      CNS, Inc.                                                              (7)                   3,800              64,600
      ------------------------------------------------------------------------------------------------------------------------
      Columbia/HCA Healthcare Corp.                                                                2,550              91,162
      ------------------------------------------------------------------------------------------------------------------------
      Compdent Corp.                                                         (7)                   2,200              75,625
      ------------------------------------------------------------------------------------------------------------------------
      Luxottica Group SpA, Sponsored ADR                                                           1,000              63,500
      ------------------------------------------------------------------------------------------------------------------------
      National Surgery Centers, Inc.                                         (7)                   2,400              64,800
      ------------------------------------------------------------------------------------------------------------------------
      OrNda Healthcorp                                                       (7)                   4,100             111,725
      ------------------------------------------------------------------------------------------------------------------------
      Orthodontic Centers of America, Inc.                                   (7)                   4,200              60,375
      ------------------------------------------------------------------------------------------------------------------------
      Pediatrix Medical Group, Inc.                                          (7)                   3,300             129,937
      ------------------------------------------------------------------------------------------------------------------------
      Physician Sales & Service, Inc.                                        (7)                   5,300             112,625
      ------------------------------------------------------------------------------------------------------------------------
      Renal Treatment Centers, Inc.                                          (7)                   3,800             101,650
      ------------------------------------------------------------------------------------------------------------------------
      Rural/Metro Corp.                                                      (7)                   3,000             109,500
      ------------------------------------------------------------------------------------------------------------------------
      SmithKline Beecham plc                                                                      13,447             166,089
      ------------------------------------------------------------------------------------------------------------------------
      Total Renal Care Holdings, Inc.                                        (7)                   3,000             117,000
      ------------------------------------------------------------------------------------------------------------------------
      Veterinary Centers of America, Inc.                                    (7)                   2,300              42,262
                                                                                                            ------------------
                                                                                                                   1,310,850
------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.8%
      ------------------------------------------------------------------------------------------------------------------------
      Blyth Industries, Inc.                                                 (7)                   3,600             139,950
      ------------------------------------------------------------------------------------------------------------------------
      L'OREAL                                                                                        250              84,717
      ------------------------------------------------------------------------------------------------------------------------
      Premark International, Inc.                                                                  5,600             116,900
      ------------------------------------------------------------------------------------------------------------------------
      Tupperware Corp.                                                                             2,100             107,887
                                                                                                            ------------------
                                                                                                                     449,454
------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.1%
      ------------------------------------------------------------------------------------------------------------------------
      Imperial Tobacco Group plc, ADR                                        (7)                   1,850              21,600
      ------------------------------------------------------------------------------------------------------------------------
      PT Gudang Garam                                                                              9,000              35,946
                                                                                                            ------------------
                                                                                                                      57,546
------------------------------------------------------------------------------------------------------------------------------
ENERGY - 2.6%
------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.2%
      ------------------------------------------------------------------------------------------------------------------------
      Input/Output, Inc.                                                     (7)                   3,300              98,175
------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 2.4%
      ------------------------------------------------------------------------------------------------------------------------
      Amoco Corp.                                                                                  2,700             204,525
      ------------------------------------------------------------------------------------------------------------------------
      Atlantic Richfield Co.                                                                       1,300             172,250
      ------------------------------------------------------------------------------------------------------------------------
      Chevron Corp.                                                                                5,600             368,200
      ------------------------------------------------------------------------------------------------------------------------
      Exxon Corp.                                                                                  1,600             141,800
      ------------------------------------------------------------------------------------------------------------------------
      Mobil Corp.                                                                                  2,500             291,875
      ------------------------------------------------------------------------------------------------------------------------
      Total SA, B Shares                                                                           1,641             128,467
                                                                                                            ------------------
                                                                                                                   1,307,117
------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 5.8%
------------------------------------------------------------------------------------------------------------------------------
BANKS - 2.9%
      ------------------------------------------------------------------------------------------------------------------------
      Banco Bradesco SA, Preference                                                            9,210,438              79,339
      ------------------------------------------------------------------------------------------------------------------------
      Banco Popular Espanol SA                                                                       400              76,533

23 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                                            MARKET VALUE
                                                                                          SHARES            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
BANKS (CONTINUED)
      ------------------------------------------------------------------------------------------------------------------------
      Bangkok Bank Public Co. Ltd.                                                                 4,000    $         42,658
      ------------------------------------------------------------------------------------------------------------------------
      Bank of Boston Corp.                                                                         5,600             358,400
      ------------------------------------------------------------------------------------------------------------------------
      BankAmerica Corp.                                                                            4,100             375,150
      ------------------------------------------------------------------------------------------------------------------------
      Chase Manhattan Corp. (New)                                                                    700              60,025
      ------------------------------------------------------------------------------------------------------------------------
      HSBC Holdings plc                                                                            2,000              40,738
      ------------------------------------------------------------------------------------------------------------------------
      Malayan Banking Berhad                                                                       8,000              79,156
      ------------------------------------------------------------------------------------------------------------------------
      NationsBank Corp.                                                                            2,100             197,925
      ------------------------------------------------------------------------------------------------------------------------
      PNC Bank Corp.                                                                               7,300             264,625
      ------------------------------------------------------------------------------------------------------------------------
      Thai Farmers Bank Public Co. Ltd.                                                            4,500              34,405
                                                                                                            ------------------
                                                                                                                   1,608,954
------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 1.6%
      ------------------------------------------------------------------------------------------------------------------------
      Amresco, Inc.                                                          (7)                   4,900             103,512
      ------------------------------------------------------------------------------------------------------------------------
      Crescent Real Estate Equities, Inc.                                                          3,100             129,425
      ------------------------------------------------------------------------------------------------------------------------
      First Pacific Co. Ltd.                                                                      46,000              63,357
      ------------------------------------------------------------------------------------------------------------------------
      Haw Par Brothers International Ltd.                                                         30,000              60,895
      ------------------------------------------------------------------------------------------------------------------------
      ING Groep NV                                                                                 2,552              79,604
      ------------------------------------------------------------------------------------------------------------------------
      Nichiei Co. Ltd.                                                                             1,300              86,636
      ------------------------------------------------------------------------------------------------------------------------
      Oxford Resources Corp., Cl. A                                          (7)                   2,800              71,400
      ------------------------------------------------------------------------------------------------------------------------
      Perlis Plantations Berhad                                                                   20,000              57,388
      ------------------------------------------------------------------------------------------------------------------------
      Salomon, Inc.                                                                                2,900             130,862
      ------------------------------------------------------------------------------------------------------------------------
      Sirrom Capital Corp.                                                                         2,800             102,200
                                                                                                            ------------------
                                                                                                                     885,279
------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.3%
      ------------------------------------------------------------------------------------------------------------------------
      AFLAC, Inc.                                                                                  3,100             124,387
      ------------------------------------------------------------------------------------------------------------------------
      AXA SA                                                                                       1,714             107,137
      ------------------------------------------------------------------------------------------------------------------------
      General Re Corp.                                                                               500              73,625
      ------------------------------------------------------------------------------------------------------------------------
      Hartford Steam Boiler Inspection & Insurance Co.                                             2,700             116,437
      ------------------------------------------------------------------------------------------------------------------------
      HCC Insurance Holdings, Inc.                                                                 2,550              65,025
      ------------------------------------------------------------------------------------------------------------------------
      Sumitomo Marine & Fire Insurance Co.                                                        14,000             100,440
      ------------------------------------------------------------------------------------------------------------------------
      Travelers/Aetna Property Casualty Corp., Cl. A                                               4,100             123,000
                                                                                                            ------------------
                                                                                                                     710,051
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 7.7%
------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.4%
      ------------------------------------------------------------------------------------------------------------------------
      ABB AG                                                                                          65              80,039
      ------------------------------------------------------------------------------------------------------------------------
      Johnson Electric Holdings Ltd.                                                              35,000              76,497
      ------------------------------------------------------------------------------------------------------------------------
      Mabuchi Motor Co.                                                                              800              40,795
                                                                                                            ------------------
                                                                                                                     197,331
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.1%
      ------------------------------------------------------------------------------------------------------------------------
      Cie de Saint Gobain                                                                            250              33,769
      ------------------------------------------------------------------------------------------------------------------------
      THK Co. Ltd.                                                                                 2,000              31,124
                                                                                                            ------------------
                                                                                                                      64,893
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 2.8%
      ------------------------------------------------------------------------------------------------------------------------
      Alternative Resources Corp.                                            (7)                   2,900              58,362
      ------------------------------------------------------------------------------------------------------------------------
      CIBER, Inc.                                                            (7)                   3,600             127,800
      ------------------------------------------------------------------------------------------------------------------------
      Corestaff, Inc.                                                        (7)                   5,600             142,800
      ------------------------------------------------------------------------------------------------------------------------
      Corrections Corp. of America                                           (7)                   5,400             140,400
      ------------------------------------------------------------------------------------------------------------------------
      HA-LO Industries, Inc.                                                 (7)                     400              12,400
      ------------------------------------------------------------------------------------------------------------------------
      Kurita Water Industries Ltd.                                                                 5,000             100,668
      ------------------------------------------------------------------------------------------------------------------------
      NGK Spark Plug Co.                                                                           6,000              61,720

24 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                                            MARKET VALUE
                                                                                          SHARES            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES (CONTINUED)
      ------------------------------------------------------------------------------------------------------------------------
      Precision Response Corp.                                               (7)                   1,600    $         57,200
      ------------------------------------------------------------------------------------------------------------------------
      SGS Societe Generale de Surveillance Holding SA, Series B                                       30              67,875
      ------------------------------------------------------------------------------------------------------------------------
      SITEL Corp.                                                            (7)                   7,000             138,250
      ------------------------------------------------------------------------------------------------------------------------
      Southcorp Holdings Ltd.                                                                     29,000              88,311
      ------------------------------------------------------------------------------------------------------------------------
      Tetra Tech, Inc.                                                       (7)                   5,000             111,250
      ------------------------------------------------------------------------------------------------------------------------
      Transaction Systems Architects, Inc., Cl. A                            (7)                   4,000             166,000
      ------------------------------------------------------------------------------------------------------------------------
      United Waste Systems, Inc.                                             (7)                   6,800             233,750
                                                                                                            ------------------
                                                                                                                   1,506,786
------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 3.6%
      ------------------------------------------------------------------------------------------------------------------------
      AGCO Corp.                                                                                   4,200             106,575
      ------------------------------------------------------------------------------------------------------------------------
      Bic Corp.                                                                                      700             105,105
      ------------------------------------------------------------------------------------------------------------------------
      Canon Sales Co., Inc.                                                                        3,000              76,226
      ------------------------------------------------------------------------------------------------------------------------
      Case Corp.                                                                                   2,600             120,900
      ------------------------------------------------------------------------------------------------------------------------
      Chicago Miniature Lamp, Inc.                                           (7)                   3,200              95,200
      ------------------------------------------------------------------------------------------------------------------------
      Deere & Co.                                                                                  2,600             108,550
      ------------------------------------------------------------------------------------------------------------------------
      General Signal Corp.                                                                         2,800             114,100
      ------------------------------------------------------------------------------------------------------------------------
      Hanson plc, ADR                                                                              7,400              47,175
      ------------------------------------------------------------------------------------------------------------------------
      Hutchison Whampoa Ltd.                                                                      10,000              69,837
      ------------------------------------------------------------------------------------------------------------------------
      Ingersoll-Rand Co.                                                                           2,900             120,713
      ------------------------------------------------------------------------------------------------------------------------
      Komatsu Ltd.                                                                                 7,000              57,359
      ------------------------------------------------------------------------------------------------------------------------
      Mannesmann AG                                                                                  195              75,796
      ------------------------------------------------------------------------------------------------------------------------
      Mark IV Industries, Inc.                                                                     2,310              49,954
      ------------------------------------------------------------------------------------------------------------------------
      Mitsubishi Heavy Industries Ltd.                                                             7,000              53,851
      ------------------------------------------------------------------------------------------------------------------------
      Nippon Electric Glass Co. Ltd.                                                               1,000              15,298
      ------------------------------------------------------------------------------------------------------------------------
      NSK Ltd.                                                                                     7,000              46,404
      ------------------------------------------------------------------------------------------------------------------------
      Shinmaywa Industries Ltd.                                                                    6,000              51,961
      ------------------------------------------------------------------------------------------------------------------------
      Sidel SA                                                                                     1,200              80,130
      ------------------------------------------------------------------------------------------------------------------------
      SMC Corp.                                                                                      500              32,442
      ------------------------------------------------------------------------------------------------------------------------
      Sophus Berendsen AS, Series B                                                                  605              74,745
      ------------------------------------------------------------------------------------------------------------------------
      Textron, Inc.                                                                                2,100             186,375
      ------------------------------------------------------------------------------------------------------------------------
      Tyco International Ltd.                                                                      2,800             138,950
      ------------------------------------------------------------------------------------------------------------------------
      U.S. Filter Corp.                                                      (7)                   4,750             163,875
                                                                                                            ------------------
                                                                                                                   1,991,521
------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.8%
      ------------------------------------------------------------------------------------------------------------------------
      Brambles Industries Ltd.                                                                     5,000              82,871
      ------------------------------------------------------------------------------------------------------------------------
      Hays plc                                                                                    13,000             109,021
      ------------------------------------------------------------------------------------------------------------------------
      PACCAR, Inc.                                                                                   600              33,450
      ------------------------------------------------------------------------------------------------------------------------
      Union Pacific Corp.                                                                          1,500              84,188
      ------------------------------------------------------------------------------------------------------------------------
      Wisconsin Central Transportation Corp.                                 (7)                   3,600             129,600
                                                                                                            ------------------
                                                                                                                     439,130
------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 12.5%
------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.5%
      ------------------------------------------------------------------------------------------------------------------------
      General Dynamics Corp.                                                                       4,600             315,675
      ------------------------------------------------------------------------------------------------------------------------
      Goodrich (B.F.) Co.                                                                          5,800             245,775
      ------------------------------------------------------------------------------------------------------------------------
      Lockheed Martin Corp.                                                                        2,900             259,913
      ------------------------------------------------------------------------------------------------------------------------
      McDonnell Douglas Corp.                                                                      2,600             141,700
      ------------------------------------------------------------------------------------------------------------------------
      Rockwell International Corp.                                                                 3,900             214,500
      ------------------------------------------------------------------------------------------------------------------------
      TRW, Inc.                                                                                    2,400             217,200
                                                                                                            ------------------
                                                                                                                   1,394,763

25 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                                            MARKET VALUE
                                                                                          SHARES            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 1.2%
      ------------------------------------------------------------------------------------------------------------------------
      Canon, Inc.                                                                                  5,000    $         95,833
      ------------------------------------------------------------------------------------------------------------------------
      Citrix Systems, Inc.                                                   (7)                   2,200             121,550
      ------------------------------------------------------------------------------------------------------------------------
      Dell Computer Corp.                                                    (7)                   1,200              97,650
      ------------------------------------------------------------------------------------------------------------------------
      Gateway 2000, Inc.                                                     (7)                   1,000              47,063
      ------------------------------------------------------------------------------------------------------------------------
      Henry (Jack) & Associates, Inc.                                                              1,400              56,525
      ------------------------------------------------------------------------------------------------------------------------
      Network Appliance, Inc.                                                (7)                   2,100              73,500
      ------------------------------------------------------------------------------------------------------------------------
      Storage Technology Corp. (New)                                         (7)                   3,600             153,450
                                                                                                            ------------------
                                                                                                                     645,571
------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 4.7%
      ------------------------------------------------------------------------------------------------------------------------
      Applix, Inc.                                                           (7)                   2,900              70,325
      ------------------------------------------------------------------------------------------------------------------------
      Cambridge Technology Partners, Inc.                                    (7)                   5,400             178,200
      ------------------------------------------------------------------------------------------------------------------------
      Computer Horizons Corp.                                                (7)                   3,900             120,900
      ------------------------------------------------------------------------------------------------------------------------
      Cooper & Chyan Technology, Inc.                                        (7)                     900              27,563
      ------------------------------------------------------------------------------------------------------------------------
      Dendrite International, Inc.                                           (7)                   3,100              82,538
      ------------------------------------------------------------------------------------------------------------------------
      Electronics for Imaging, Inc.                                          (7)                   2,100             151,200
      ------------------------------------------------------------------------------------------------------------------------
      EPIC Design Technology, Inc.                                           (7)                   3,100              75,950
      ------------------------------------------------------------------------------------------------------------------------
      Inso Corp.                                                             (7)                   1,900              93,575
      ------------------------------------------------------------------------------------------------------------------------
      JDA Software Group, Inc.                                               (7)                   2,300              79,063
      ------------------------------------------------------------------------------------------------------------------------
      McAfee Associates, Inc.                                                (7)                   1,612              73,346
      ------------------------------------------------------------------------------------------------------------------------
      Medic Computer Systems, Inc.                                           (7)                   1,800              50,850
      ------------------------------------------------------------------------------------------------------------------------
      MetaTools, Inc.                                                        (7)                   2,900              55,825
      ------------------------------------------------------------------------------------------------------------------------
      National Data Corp.                                                                          1,400              57,575
      ------------------------------------------------------------------------------------------------------------------------
      NOVA Corp.                                                             (7)                   2,100              45,675
      ------------------------------------------------------------------------------------------------------------------------
      Pegasystems, Inc.                                                      (7)                   3,000              90,375
      ------------------------------------------------------------------------------------------------------------------------
      Project Software & Development, Inc.                                   (7)                   4,000             136,000
      ------------------------------------------------------------------------------------------------------------------------
      Rational Software Corp.                                                (7)                   6,400             245,600
      ------------------------------------------------------------------------------------------------------------------------
      Remedy Corp.                                                           (7)                   2,800             136,500
      ------------------------------------------------------------------------------------------------------------------------
      SAP AG, Preference                                                                             400              53,706
      ------------------------------------------------------------------------------------------------------------------------
      Sapient Corp.                                                          (7)                   1,900              87,875
      ------------------------------------------------------------------------------------------------------------------------
      Scopus Technology, Inc.                                                (7)                   2,500              96,250
      ------------------------------------------------------------------------------------------------------------------------
      Security Dynamics Technologies, Inc.                                   (7)                   1,300             105,625
      ------------------------------------------------------------------------------------------------------------------------
      Technology Solutions Co.                                               (7)                   1,200              46,650
      ------------------------------------------------------------------------------------------------------------------------
      Verilink Corp.                                                         (7)                   2,900             104,400
      ------------------------------------------------------------------------------------------------------------------------
      Veritas Software Corp.                                                 (7)                   2,700             136,350
      ------------------------------------------------------------------------------------------------------------------------
      Viasoft, Inc.                                                          (7)                     300              14,775
      ------------------------------------------------------------------------------------------------------------------------
      Visio Corp.                                                            (7)                   2,100              96,863
      ------------------------------------------------------------------------------------------------------------------------
      Wind River Systems                                                     (7)                   1,900              80,750
                                                                                                            ------------------
                                                                                                                   2,594,304
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.0%
      ------------------------------------------------------------------------------------------------------------------------
      Atmel Corp.                                                            (7)                     300               7,613
      ------------------------------------------------------------------------------------------------------------------------
      Bowthorpe plc                                                                               11,000              84,367
      ------------------------------------------------------------------------------------------------------------------------
      Electrocomponents plc                                                                       15,000             101,246
      ------------------------------------------------------------------------------------------------------------------------
      Getronics NV                                                                                 2,400              59,013
      ------------------------------------------------------------------------------------------------------------------------
      Intel Corp.                                                                                  1,000             109,875
      ------------------------------------------------------------------------------------------------------------------------
      Keyence Corp.                                                                                  600              69,632
      ------------------------------------------------------------------------------------------------------------------------
      Kyocera Corp.                                                                                1,000              66,028
      ------------------------------------------------------------------------------------------------------------------------
      Matsushita Electric Industrial Co.                                                           4,000              64,006
      ------------------------------------------------------------------------------------------------------------------------
      Matsushita Electric Works Ltd.                                                               5,000              48,356
      ------------------------------------------------------------------------------------------------------------------------
      Nitto Denko Corp.                                                                            5,000              74,292

26 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                                            MARKET VALUE
                                                                                          SHARES            SEE NOTE 1
------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)
      ------------------------------------------------------------------------------------------------------------------------
      Samsung Electronics Co., Sponsored GDR                                 (1)                   2,400    $         51,600
      ------------------------------------------------------------------------------------------------------------------------
      Sony Corp.                                                                                   1,500              90,074
      ------------------------------------------------------------------------------------------------------------------------
      Supertex, Inc.                                                         (7)                   2,600              58,500
      ------------------------------------------------------------------------------------------------------------------------
      TDK Corp.                                                                                    1,000              58,730
      ------------------------------------------------------------------------------------------------------------------------
      Waters Corp.                                                           (7)                   4,000             124,000
                                                                                                            ------------------
                                                                                                                   1,067,332
------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.1%
      ------------------------------------------------------------------------------------------------------------------------
      Allen Group, Inc.                                                      (7)                   2,000              31,750
      ------------------------------------------------------------------------------------------------------------------------
      Aspect Telecommunications Corp.                                        (7)                   3,200             190,400
      ------------------------------------------------------------------------------------------------------------------------
      Cable Design Technologies Corp.                                        (7)                   2,950              76,700
      ------------------------------------------------------------------------------------------------------------------------
      Comverse Technology, Inc.                                              (7)                   4,300             150,500
      ------------------------------------------------------------------------------------------------------------------------
      DSP Communications, Inc.                                               (7)                   4,400             167,200
      ------------------------------------------------------------------------------------------------------------------------
      L.M. Ericsson Telephone Co., Cl. B, ADR                                                      3,520              97,240
      ------------------------------------------------------------------------------------------------------------------------
      Premisys Communications, Inc.                                          (7)                   1,600              80,000
      ------------------------------------------------------------------------------------------------------------------------
      Telecom Corp. of New Zealand Ltd.                                                           25,000             129,976
      ------------------------------------------------------------------------------------------------------------------------
      Telecom Italia Mobile SpA                                                                   19,000              39,282
      ------------------------------------------------------------------------------------------------------------------------
      Vitesse Semiconductor Corp.                                            (7)                   2,900              92,438
      ------------------------------------------------------------------------------------------------------------------------
      Vodafone Group plc                                                                          28,000             108,289
                                                                                                            ------------------
                                                                                                                   1,163,775
------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 6.2%
------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.6%
      ------------------------------------------------------------------------------------------------------------------------
      American Electric Power Co., Inc.                                                            4,600             190,900
      ------------------------------------------------------------------------------------------------------------------------
      CalEnergy, Inc.                                                        (7)                   2,400              69,600
      ------------------------------------------------------------------------------------------------------------------------
      Entergy Corp.                                                                                8,400             235,200
      ------------------------------------------------------------------------------------------------------------------------
      FPL Group, Inc.                                                                              5,300             243,800
      ------------------------------------------------------------------------------------------------------------------------
      Illinova Corp.                                                                               4,000             109,000
      ------------------------------------------------------------------------------------------------------------------------
      Kansas City Power & Light Co.                                                                5,000             137,500
      ------------------------------------------------------------------------------------------------------------------------
      Texas Utilities Co.                                                                          5,100             206,550
      ------------------------------------------------------------------------------------------------------------------------
      Veba AG                                                                                      2,000             106,502
      ------------------------------------------------------------------------------------------------------------------------
      Western Resources, Inc.                                                                      4,100             123,000
                                                                                                            ------------------
                                                                                                                   1,422,052
------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 2.5%
      ------------------------------------------------------------------------------------------------------------------------
      Columbia Gas System, Inc. (The)                                                              3,800             230,850
      ------------------------------------------------------------------------------------------------------------------------
      El Paso Natural Gas Co.                                                                      4,100             198,850
      ------------------------------------------------------------------------------------------------------------------------
      Hong Kong & China Gas Co. Ltd.                                                              39,600              69,651
      ------------------------------------------------------------------------------------------------------------------------
      National Fuel Gas Co.                                                                        4,100             152,725
      ------------------------------------------------------------------------------------------------------------------------
      PanEnergy Corp.                                                                             10,900             419,650
      ------------------------------------------------------------------------------------------------------------------------
      Questar Corp.                                                                                5,700             205,200
      ------------------------------------------------------------------------------------------------------------------------
      RWE AG, Preference                                                                           1,850              62,341
                                                                                                            ------------------
                                                                                                                   1,339,267
------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.1%
      ------------------------------------------------------------------------------------------------------------------------
      Ameritech Corp.                                                                              2,200             120,450
      ------------------------------------------------------------------------------------------------------------------------
      DDI Corp.                                                                                       13              97,723
      ------------------------------------------------------------------------------------------------------------------------
      GTE Corp.                                                                                    5,600             235,900
      ------------------------------------------------------------------------------------------------------------------------
      NYNEX Corp.                                                                                  2,800             124,600
      ------------------------------------------------------------------------------------------------------------------------
      Telefonica de Espana, ADS                                                                    2,000              40,165
                                                                                                            ------------------
                                                                                                                     618,838
                                                                                                            ------------------

      Total Common Stocks (Cost $24,873,763)                                                                      30,091,397

27 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Balanced Fund


                                                                                                            MARKET VALUE
                                                                                          SHARES            SEE NOTE 1
==============================================================================================================================
PREFERRED STOCKS - 0.3%
------------------------------------------------------------------------------------------------------------------------------
      Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg.                                               1,200    $        138,000
      ------------------------------------------------------------------------------------------------------------------------
      Renong Berhad, 4% Irredeemable Cv. Unsec. Loan Stocks                  (7)                   4,400               1,611
                                                                                                            ------------------

      Total Preferred Stocks (Cost $116,561)                                                                         139,611

                                                                                          UNITS
==============================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
------------------------------------------------------------------------------------------------------------------------------
      Haw Par Brothers International Ltd. Wts., Exp. 3/01                                          3,000               2,512
      ------------------------------------------------------------------------------------------------------------------------
      Hong Kong & China Gas Co. Ltd. Wts., Exp. 9/97                                               3,300               1,216
      ------------------------------------------------------------------------------------------------------------------------
      Hyperion Telecommunications, Inc. Wts., Exp. 4/01                      (3)                     250              11,250
      ------------------------------------------------------------------------------------------------------------------------
      Intermedia Communications, Inc. Wts., Exp. 6/00                        (3)                     100               5,000
      ------------------------------------------------------------------------------------------------------------------------
      Renong Berhad Wts., Exp. 2/97                                                                2,750                 229
      ------------------------------------------------------------------------------------------------------------------------
      Thai Farmers Bank Public Co. Ltd. Wts., Exp. 9/02                      (3)                     562                 --
                                                                                                            ------------------

      Total Rights, Warrants and Certificates (Cost $4,043)                                                           20,207

                                                                                          FACE
                                                                                          AMOUNT
==============================================================================================================================
REPURCHASE AGREEMENT - 7.4%
------------------------------------------------------------------------------------------------------------------------------
      Repurchase agreement with State Street Bank and Trust Co.,
      4.50%, dated 10/31/96, to be repurchased at $4,048,506 on
      11/1/96, collateralized by U.S. Treasury Nts., 6.25%-7.75%,
      6/30/98-2/15/01, with a value of $4,180,608 (Cost $4,048,000)                       $    4,048,000           4,048,000
      ------------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS, AT VALUE (COST $48,787,124)                                                99.0%         54,254,328
      ------------------------------------------------------------------------------------------------------------------------
      OTHER ASSETS NET OF LIABILITIES                                                                1.0             571,013
                                                                                           ---------------   -----------------
      NET ASSETS                                                                                   100.0%    $    54,825,341
                                                                                           ===============   =================

      1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $631,631 or 1.15% of the Fund's net assets, at October 31, 1996.

      2. Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

      3. Identifies issues considered to be illiquid. These securities amount to $243,500 or 0.44% of the Fund's net assets, at October 31, 1996.

      4. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.

      5. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

      6. Represents the current interest rate for a variable rate security. For credit sensitive notes, the interest rate is dependent on the credit rating of the issuer.

      7.  Non-income producing security.

      See accompanying Notes to Financial Statements.


28 Oppenheimer LifeSpan Funds

      STATEMENT OF INVESTMENTS October 31, 1996
      Oppenheimer LifeSpan Growth Fund

                                                                                    FACE              MARKET VALUE
                                                                                    AMOUNT            SEE NOTE 1
=======================================================================================================================
MORTGAGE-BACKED OBLIGATIONS - 1.5%
-----------------------------------------------------------------------------------------------------------------------
GOVERNMENT AGENCY - 1.4%
-----------------------------------------------------------------------------------------------------------------------
      Federal Home Loan Mortgage Corp.:
      Gtd. Multiclass Mtg. Participation Certificates, 6%, 3/1/09                   $     28,330      $        27,563
      Gtd. Multiclass Mtg. Participation Certificates, Series 1574,
      Cl. PD, 5.50%, 3/15/13                                                             100,000               99,500
      Series 1843, Cl. VB, 7%, 4/15/03                                                    20,000               20,194
      Series 1849, Cl. VA, 6%, 12/15/10                                                   28,422               27,969
      -----------------------------------------------------------------------------------------------------------------
      Federal National Mortgage Assn.:
      6%, 12/1/03                                                                         56,930               55,941
      6.50%, 4/1/26                                                                       49,374               47,244
      7%, 4/1/00                                                                          98,234               99,019
      Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
      Investment Conduit Pass-Through Certificates, Series 1993-
      181, Cl, C, 5.40%, 10/25/02                                                        100,000               99,250
      Collateralized Mtg. Obligations, Gtd. Real Estate Mtg.
      Investment Conduit Pass-Through Certificates, Series 1993-
      190, Cl, Z, 5.85%, 7/25/08                                                          47,598               46,922
      Series 1994-13, Cl. B, 6.50%, 2/25/09                                              100,000               96,281
                                                                                                      -----------------
                                                                                                              619,883
-----------------------------------------------------------------------------------------------------------------------
PRIVATE - 0.1%
-----------------------------------------------------------------------------------------------------------------------
      GE Capital Mortgage Securities, Inc., Series-HE2, Cl. A3,
      7.30%, 3/25/12                                                                      50,000               50,680
      -----------------------------------------------------------------------------------------------------------------
      Olympic Automobile Receivables Trust, Series 1996-A,
      Cl. A4, 5.85%, 7/15/01                                                              15,000               14,901
                                                                                                      -----------------
                                                                                                               65,581
                                                                                                      -----------------

      Total Mortgage-Backed Obligations (Cost $679,852)                                                       685,464

=======================================================================================================================
U.S. GOVERNMENT OBLIGATIONS - 4.7%
-----------------------------------------------------------------------------------------------------------------------
      U.S. Treasury Bonds, 7.50%, 11/15/16                                               890,000              962,869
      -----------------------------------------------------------------------------------------------------------------
      U.S. Treasury Nts.:
      6.75%, 6/30/99                                                                     310,000              316,490
      7.25%, 8/15/04                                                                     390,000              411,815
      7.50%, 11/15/01                                                                    475,000              502,999
                                                                                                      -----------------

      Total U.S. Government Obligations (Cost $2,144,044)                                                   2,194,173

=======================================================================================================================
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 12.4%
-----------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 1.9%
-----------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.7%
      -----------------------------------------------------------------------------------------------------------------
      Burmah Castrol plc, 7% Gtd. Medium-Term Nts., 12/15/97                              20,000               20,263
      -----------------------------------------------------------------------------------------------------------------
      Du Pont (E.I.) De Nemours & Co., 8.50% Debs., 2/15/03                               40,000               43,449
      -----------------------------------------------------------------------------------------------------------------
      Harris Chemical North America, Inc., 10.25% Gtd. Sr. Sec.
      Disc. Nts., 7/15/01                                                                 50,000               51,750
      -----------------------------------------------------------------------------------------------------------------
      ISP Holdings, Inc., 9.75% Sr. Nts., 2/15/02                             (1)         42,000               43,365
      -----------------------------------------------------------------------------------------------------------------
      LaRoche Industries, Inc., 13% Sr. Sub. Nts., 8/15/04                                25,000               27,094
      -----------------------------------------------------------------------------------------------------------------
      Morton International, Inc., 9.25% Credit Sensitive Nts.,
      6/1/20                                                                  (5)         20,000               24,507
      -----------------------------------------------------------------------------------------------------------------
      NL Industries, Inc., 0%/13% Sr. Sec. Disc. Nts., 10/15/05               (2)        100,000               82,750

29 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                  FACE              MARKET VALUE
                                                                                  AMOUNT            SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
CHEMICALS (CONTINUED)
      ---------------------------------------------------------------------------------------------------------------
      PPG Industries, Inc., 9% Debs., 5/1/21                                      $     20,000      $        24,086
                                                                                                    -----------------
                                                                                                            317,264
---------------------------------------------------------------------------------------------------------------------
METALS - 0.5%
      ---------------------------------------------------------------------------------------------------------------
      Alcan Aluminum Ltd., 9.625% Debs., 7/15/19                                        50,000               54,218
      ---------------------------------------------------------------------------------------------------------------
      Gulf States Steel, Inc., Alabama, 13.50% First Mtg. Nts.,
      Series B, 4/15/03                                                                 50,000               47,312
      ---------------------------------------------------------------------------------------------------------------
      Republic Engineered Steels, Inc., 9.875% First Mtg. Nts.,
      12/15/01                                                                          25,000               23,375
      ---------------------------------------------------------------------------------------------------------------
      WCI Steel, Inc., 10.50% Sr. Gtd. Nts., Series B, 3/1/02                           50,000               56,062
      ---------------------------------------------------------------------------------------------------------------
      Weirton Steel Corp., 10.75% Sr. Nts., 6/1/05                                      50,000               47,750
                                                                                                    -----------------
                                                                                                            228,717
---------------------------------------------------------------------------------------------------------------------
PAPER - 0.7%
      ---------------------------------------------------------------------------------------------------------------
      Celulosa Arauco y Constitucion SA, 7.25% Debs., 6/11/98                           20,000               20,075
      ---------------------------------------------------------------------------------------------------------------
      Crown Packaging Holdings Ltd., 0%/12.25% Sr. Sub. Disc.
      Nts., Series B, 11/1/03                                               (2)        100,000               39,500
      ---------------------------------------------------------------------------------------------------------------
      Gaylord Container Corp., 12.75% Sr. Sub. Disc. Debs.,
      5/15/05                                                                           50,000               54,875
      ---------------------------------------------------------------------------------------------------------------
      Georgia-Pacific Corp., 9.85% Credit Sensitive Nts., 6/15/97           (5)         40,000               40,963
      ---------------------------------------------------------------------------------------------------------------
      Malette, Inc., 12.25% Sr. Sec. Nts., 7/15/04                                      50,000               54,375
      ---------------------------------------------------------------------------------------------------------------
      Stone Consolidated Corp., 10.25% Sr. Sec. Nts., 12/15/00                          50,000               53,125
      ---------------------------------------------------------------------------------------------------------------
      Stone Container Corp., 9.875% Sr. Nts., 2/1/01                                    50,000               50,000
                                                                                                    -----------------
                                                                                                            312,913
---------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 4.5%
---------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.3%
      ---------------------------------------------------------------------------------------------------------------
      Black & Decker Corp., 6.625% Nts., 11/15/00                                       20,000               20,092
      ---------------------------------------------------------------------------------------------------------------
      Chelsea GCA Realty Partner, Inc., 7.75% Gtd. Unsec.
      Unsub. Nts., 1/26/01                                                              40,000               39,724
      ---------------------------------------------------------------------------------------------------------------
      Electrolux AB, 7.75% Sr. Unsub. Debs., 6/17/97                                    40,000               40,400
      ---------------------------------------------------------------------------------------------------------------
      Venture Holdings Trust, 9.75% Sr. Sub. Nts., 4/1/04                               39,000               35,100
                                                                                                    -----------------
                                                                                                            135,316
---------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.8%
      ---------------------------------------------------------------------------------------------------------------
      American Skiing Corp., 12% Sr. Sub. Nts., 7/15/06                     (3)         75,000               76,125
      ---------------------------------------------------------------------------------------------------------------
      Argosy Gaming Co., 13.25% First Mtg. Nts., 6/1/04                                 75,000               72,750
      ---------------------------------------------------------------------------------------------------------------
      Bally's Casino Holdings, Inc., Zero Coupon Sr. Disc. Nts.,
      8.594%, 6/15/98                                                       (4)         75,000               66,000
      ---------------------------------------------------------------------------------------------------------------
      Bally's Park Place Funding, Inc., 9.25% Gtd. First Mtg. Nts.,
      3/15/04                                                                          100,000              109,750
      ---------------------------------------------------------------------------------------------------------------
      Blockbuster Entertainment Corp., 6.625% Sr. Nts., 2/15/98                         20,000               20,100
      ---------------------------------------------------------------------------------------------------------------
      Casino America, Inc., 12.50% Sr. Nts., 8/1/03                                     75,000               77,062
      ---------------------------------------------------------------------------------------------------------------
      Casino Magic of Louisiana Corp., 13% First Mtg. Nts.,
      8/15/03                                                               (1)         75,000               76,500
      ---------------------------------------------------------------------------------------------------------------
      GB Property Funding Corp., 10.875% First Mtg. Nts.,
      1/15/04                                                                           25,000               22,750
      ---------------------------------------------------------------------------------------------------------------
      GNF Corp., 10.625% Gtd. First Mtg. Nts., Series B, 4/1/03                         50,000               55,437
      ---------------------------------------------------------------------------------------------------------------
      Marvel III Holdings, Inc., 9.125% Sr. Sec. Nts., Series B,
      2/15/98                                                                           25,000               11,375
      ---------------------------------------------------------------------------------------------------------------
      Mohegan Tribal Gaming Authority, 13.50% Sr. Sec. Nts.,
      Series B, 11/15/02                                                                25,000               32,000
      ---------------------------------------------------------------------------------------------------------------
      Santa Fe Hotel, Inc., 11% Gtd. First Mtg. Nts., 12/15/00                          45,000               31,275

30 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                    FACE              MARKET VALUE
                                                                                    AMOUNT            SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT (CONTINUED)
      -----------------------------------------------------------------------------------------------------------------
      Showboat, Inc., 9.25% First Mtg. Bonds, 5/1/08                                $     50,000      $        49,000
      -----------------------------------------------------------------------------------------------------------------
      Trump Atlantic City Associates/Trump Atlantic City
      Funding, Inc., 11.25% First Mtg. Nts., 5/1/06                                       50,000               47,500
      -----------------------------------------------------------------------------------------------------------------
      Trump's Castle Funding, Inc., 11.75% Mtg. Nts., 11/15/03                            50,000               47,500
      -----------------------------------------------------------------------------------------------------------------
      Walt Disney Co., 6.375% Sr. Unsec. Bonds, Series A, 3/30/01                         25,000               24,970
                                                                                                      -----------------
                                                                                                              820,094
-----------------------------------------------------------------------------------------------------------------------
MEDIA - 1.5%
      -----------------------------------------------------------------------------------------------------------------
      Australis Holdings PTY Ltd., 0%/15% Sr. Sec. Disc. Nts.,
      11/1/02                                                                 (2)(3)     100,000               56,000
      -----------------------------------------------------------------------------------------------------------------
      Bell Cablemedia plc, 0%/11.95% Sr. Disc. Nts., 7/15/04                     (2)      75,000               62,062
      -----------------------------------------------------------------------------------------------------------------
      Comcast Corp., 9.375% Sr. Sub. Debs., 5/15/05                                       50,000               50,313
      -----------------------------------------------------------------------------------------------------------------
      Comcast UK Cable Partner Ltd., 0%/11.20% Sr. Disc. Debs.,
      11/15/07                                                                   (2)      50,000               32,500
      -----------------------------------------------------------------------------------------------------------------
      EchoStar Satellite Broadcasting Corp., 0%/13.125% Sr. Sec.
      Disc. Nts., 3/15/04                                                        (2)      50,000               35,313
      -----------------------------------------------------------------------------------------------------------------
      Helicon Group LP/Helicon Capital Corp., 9% Sr. Sec. Nts.,
      Series B, 11/1/03                                                          (5)      50,000               51,250
      -----------------------------------------------------------------------------------------------------------------
      International CableTel, Inc., 0%/11.50% Sr. Deferred
      Coupon Nts., Series B, 2/1/06                                              (2)     150,000               91,500
      -----------------------------------------------------------------------------------------------------------------
      New World Communications Group Holding Corp., Zero
      Coupon Sr. Disc. Nts., Series B, 11%, 6/15/99                              (4)     125,000              102,500
      -----------------------------------------------------------------------------------------------------------------
      Park Broadcasting, Inc., 11.75% Sr. Nts., 5/15/04                          (1)      50,000               57,750
      -----------------------------------------------------------------------------------------------------------------
      Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                          50,000               48,750
      -----------------------------------------------------------------------------------------------------------------
      Time Warner, Inc., 7.45% Nts., 2/1/98                                               20,000               20,303
      -----------------------------------------------------------------------------------------------------------------
      United International Holdings, Inc., Zero Coupon Sr. Sec.
      Disc. Nts., Series B, 14%, 11/15/99                                        (4)     100,000               70,000
      -----------------------------------------------------------------------------------------------------------------
      Wireless One, Inc., Units (each unit consists of $1,000
      principal amount of 0%/13.50% sr. disc. nts., 8/1/06 and one
      warrant to purchase 2.274 ordinary shares)                              (2)(6)      50,000               26,750
                                                                                                      -----------------
                                                                                                              704,991
-----------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 0.7%
      -----------------------------------------------------------------------------------------------------------------
      Dayton Hudson Co., 9.40% Debs., 2/15/01                                             40,000               44,139
      -----------------------------------------------------------------------------------------------------------------
      Duane Reade, 12% Sr. Nts., 9/15/02                                                  50,000               48,750
      -----------------------------------------------------------------------------------------------------------------
      Federated Department Stores, Inc., 10% Sr. Nts., 2/15/01                            10,000               10,944
      -----------------------------------------------------------------------------------------------------------------
      Parisian, Inc., 9.875% Sr. Sub. Nts., 7/15/03                                       50,000               50,625
      -----------------------------------------------------------------------------------------------------------------
      Pathmark Stores, Inc., 0%/10.75% Jr. Sub. Deferred Coupon
      Nts., 11/1/03                                                              (2)     100,000               69,000
      -----------------------------------------------------------------------------------------------------------------
      Price/Costco, Inc., 7.125% Sr. Nts., 6/15/05                                        60,000               59,838
      -----------------------------------------------------------------------------------------------------------------
      Sears Roebuck & Co., 8.39% Medium-Term Nts., 3/23/99                                40,000               41,984
                                                                                                      -----------------
                                                                                                              325,280
-----------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.2%
      -----------------------------------------------------------------------------------------------------------------
      Hills Stores Co., 12.50% Sr. Nts., Series B, 7/1/03                                 50,000               45,500
      -----------------------------------------------------------------------------------------------------------------
      Waban, Inc., 11% Sr. Sub. Nts., 5/15/04                                             50,000               56,375
                                                                                                      -----------------
                                                                                                              101,875
-----------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 1.4%
-----------------------------------------------------------------------------------------------------------------------
FOOD - 0.6%
      -----------------------------------------------------------------------------------------------------------------
      Dairy Mart Convenience Stores, Inc., 10.25% Sr. Sub. Nts.,
      3/15/04                                                                             50,000               48,125

31 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                  FACE              MARKET VALUE
                                                                                  AMOUNT            SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------
FOOD (CONTINUED)
      ---------------------------------------------------------------------------------------------------------------
      Dole Food Co., 6.75% Nts., 7/15/00                                          $     40,000      $        40,247
      ---------------------------------------------------------------------------------------------------------------
      Farm Fresh, Inc., 12.25% Sr. Nts., Series A, 10/1/00                              50,000               40,000
      ---------------------------------------------------------------------------------------------------------------
      Fresh Del Monte Produce NV, 10% Sr. Nts., Series B,
      5/1/03                                                                            75,000               69,375
      ---------------------------------------------------------------------------------------------------------------
      Great Atlantic & Pacific Tea Co., 9.125% Debs., 1/15/98                           15,000               15,435
      ---------------------------------------------------------------------------------------------------------------
      Jitney-Jungle Stores of America, Inc., 12% Gtd. Sr. Nts.,
      3/1/06                                                                            50,000               53,500
                                                                                                    -----------------
                                                                                                            266,682
---------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.6%
      ---------------------------------------------------------------------------------------------------------------
      Columbia/HCA Healthcare Corp., 6.875% Nts., 7/15/01                               45,000               45,564
      ---------------------------------------------------------------------------------------------------------------
      Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06               (1)         75,000               80,625
      ---------------------------------------------------------------------------------------------------------------
      Health o meter Products, Inc., Units (each unit consists of
      $1,000 principal amount of 13% sr. sub. nts., 8/15/02 and
      one warrant to purchase 10.96 ordinary shares)                        (6)         50,000               55,250
      ---------------------------------------------------------------------------------------------------------------
      Integrated Health Services, Inc., 9.625% Sr. Sub. Nts., Series
      A, 5/31/02                                                                        50,000               51,000
      ---------------------------------------------------------------------------------------------------------------
      Paracelsus Healthcare Corp., 10% Sr. Sub. Unsec. Nts.,
      8/15/06                                                                           50,000               46,938
                                                                                                    -----------------
                                                                                                            279,377
---------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 0.2%
      ---------------------------------------------------------------------------------------------------------------
      Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                        20,000               21,037
      ---------------------------------------------------------------------------------------------------------------
      Revlon Consumer Products Corp., 9.375% Sr. Nts., 4/1/01                           50,000               51,250
      ---------------------------------------------------------------------------------------------------------------
      Revlon Worldwide Corp., Zero Coupon Sr. Sec. Disc. Nts.,
      Series B, 14.04%, 3/15/98                                             (4)         50,000               44,313
                                                                                                    -----------------
                                                                                                            116,600
---------------------------------------------------------------------------------------------------------------------
ENERGY - 0.4%
---------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES & PRODUCERS - 0.2%
      ---------------------------------------------------------------------------------------------------------------
      Coastal Corp., 8.125% Sr. Nts., 9/15/02                                           20,000               21,323
      ---------------------------------------------------------------------------------------------------------------
      Maxus Energy Corp., 9.875% Nts., 10/15/02                                         50,000               51,375
                                                                                                    -----------------
                                                                                                             72,698
---------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 0.2%
      ---------------------------------------------------------------------------------------------------------------
      Falcon Holdings Group LP, 11% Sr. Sub. Nts., 9/15/03                  (7)         55,651               49,730
      ---------------------------------------------------------------------------------------------------------------
      Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                            20,000               20,067
      ---------------------------------------------------------------------------------------------------------------
      Standard Oil/British Petroleum Co. plc, 9% Debs., 6/1/19                          20,000               21,134
                                                                                                    -----------------
                                                                                                             90,931
---------------------------------------------------------------------------------------------------------------------
FINANCIAL - 1.0%
---------------------------------------------------------------------------------------------------------------------
BANKS - 0.2%
      ---------------------------------------------------------------------------------------------------------------
      Citicorp, 5.625% Sr. Nts., 2/15/01                                                20,000               19,396
      ---------------------------------------------------------------------------------------------------------------
      Fleet Mtg./Norstar Group, Inc., 9.90% Sub. Nts., 6/15/01                          20,000               22,576
      ---------------------------------------------------------------------------------------------------------------
      Integra Financial Corp., 6.50% Sub. Nts., 4/15/00                                 20,000               20,084
      ---------------------------------------------------------------------------------------------------------------
      Mellon Financial Bank Corp., 6.50% Gtd. Sr. Nts., 12/1/97                         30,000               30,189
                                                                                                    -----------------
                                                                                                             92,245
---------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 0.6%
      ---------------------------------------------------------------------------------------------------------------
      Beneficial Corp., 9.125% Debs., 2/15/98                                           20,000               20,763
      ---------------------------------------------------------------------------------------------------------------
      Capital One Financial Corp., 6.83% Sr. Nts., 5/17/99                              10,000               10,070
      ---------------------------------------------------------------------------------------------------------------
      Commercial Credit Co., 5.55% Unsec. Nts., 2/15/01                                 20,000               19,326
      ---------------------------------------------------------------------------------------------------------------
      Countrywide Funding Corp., 6.05% Gtd. Medium-Term
      Nts., Series D, 3/1/01                                                            20,000               19,607

32 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                        FACE              MARKET VALUE
                                                                                        AMOUNT            SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL (CONTINUED)
      ---------------------------------------------------------------------------------------------------------------------
      Ford Motor Credit Co., 6.25% Unsub. Nts., 2/26/98                                 $     20,000      $        20,130
      ---------------------------------------------------------------------------------------------------------------------
      General Motors Acceptance Corp., 5.625% Nts., 2/15/01                                   50,000               48,308
      ---------------------------------------------------------------------------------------------------------------------
      GPA Delaware, Inc., 8.75% Gtd. Nts., 12/15/98                                           75,000               76,219
      ---------------------------------------------------------------------------------------------------------------------
      Merrill Lynch & Co., Inc., 6.50% Nts., 4/1/01                                           20,000               19,978
      ---------------------------------------------------------------------------------------------------------------------
      Salomon, Inc., 8.69% Sr. Medium-Term Nts., Series D,
      3/1/99                                                                                  50,000               52,342
                                                                                                          -----------------
                                                                                                                  286,743
---------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.2%
      ---------------------------------------------------------------------------------------------------------------------
      Cigna Corp., 7.90% Nts., 12/14/98                                                       40,000               41,280
      ---------------------------------------------------------------------------------------------------------------------
      SunAmerica, Inc., 9% Sr. Nts., 1/15/99                                                  50,000               52,611
      ---------------------------------------------------------------------------------------------------------------------
      Travelers/Aetna Property Casualty Corp., 6.75% Nts.,
      4/15/01                                                                                 20,000               20,197
                                                                                                          -----------------
                                                                                                                  114,088
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 0.9%
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.1%
      ---------------------------------------------------------------------------------------------------------------------
      American Standard, Inc., 10.875% Sr. Nts., 5/15/99                                      60,000               64,050
---------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 0.2%
      ---------------------------------------------------------------------------------------------------------------------
      Shop Vac Corp., 10.625% Sr. Nts., 9/1/03                                    (1)         75,000               77,156
---------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.6%
      ---------------------------------------------------------------------------------------------------------------------
      Alpine Group, Inc., 12.25% Sr. Nts., 7/15/03                                            25,000               26,438
      ---------------------------------------------------------------------------------------------------------------------
      Day International Group, Inc., 11.125% Sr. Sub. Nts.,
      Series B, 6/1/05                                                                        50,000               52,500
      ---------------------------------------------------------------------------------------------------------------------
      Interlake Corp., 12.125% Sr. Sub. Debs., 3/1/02                                         50,000               52,000
      ---------------------------------------------------------------------------------------------------------------------
      International Wire Group, Inc., 11.75% Sr. Sub. Nts., 6/1/05                            50,000               53,125
      ---------------------------------------------------------------------------------------------------------------------
      Jordan Industries, Inc., 10.375% Sr. Nts., 8/1/03                                       25,000               24,750
      ---------------------------------------------------------------------------------------------------------------------
      Mark IV Industries, Inc., 8.75% Sub. Nts., 4/1/03                                       10,000               10,225
      ---------------------------------------------------------------------------------------------------------------------
      Specialty Equipment Co., 11.375% Sr. Sub. Nts., 12/1/03                                 50,000               54,000
                                                                                                          -----------------
                                                                                                                  273,038
---------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 0.0%
      ---------------------------------------------------------------------------------------------------------------------
      Federal Express Corp., 6.25% Nts., 4/15/98                                              20,000               20,048
      ---------------------------------------------------------------------------------------------------------------------
      Union Pacific Corp., 7% Nts., 6/15/00                                                   20,000               20,391
                                                                                                          -----------------
                                                                                                                   40,439
---------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 1.7%
---------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.1%
      ---------------------------------------------------------------------------------------------------------------------
      Unisys Corp., 12% Sr. Nts., Series B, 4/15/03                                           50,000               51,500
---------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 0.1%
      ---------------------------------------------------------------------------------------------------------------------
      Digital Equipment Corp., 7% Nts., 11/15/97                                              45,000               45,206
---------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 1.5%
      ---------------------------------------------------------------------------------------------------------------------
      Allbritton Communications Co., 9.75% Sr. Sub. Debs.,
      Series B, 11/30/07                                                                      50,000               46,875
      ---------------------------------------------------------------------------------------------------------------------
      American Communications Services, Inc., 0%/13% Sr. Disc.
      Nts., 11/1/05                                                               (2)        100,000               57,000
      ---------------------------------------------------------------------------------------------------------------------
      Arch Communications Group, Inc., 0%/10.875% Sr. Disc.
      Nts., 3/15/08                                                               (2)        100,000               55,500
      ---------------------------------------------------------------------------------------------------------------------
      CAI Wireless Systems, Inc., 12.25% Sr. Nts., 9/15/02                                    50,000               49,250
      ---------------------------------------------------------------------------------------------------------------------
      Centennial Cellular Corp., 10.125% Sr. Nts., 5/15/05                                    50,000               49,375
      ---------------------------------------------------------------------------------------------------------------------
      MCI Communications Corp., 7.125% Sr. Nts., 1/20/00                                      20,000               20,506

33 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                               FACE              MARKET VALUE
                                                                                               AMOUNT            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY (CONTINUED)
      ----------------------------------------------------------------------------------------------------------------------------
      Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07                                          $     75,000      $        62,625
      ----------------------------------------------------------------------------------------------------------------------------
      MFS Communications Co., Inc., 0%/9.375% Sr. Disc. Nts.,
      1/15/04                                                                            (2)         75,000               64,031
      ----------------------------------------------------------------------------------------------------------------------------
      Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts.,
      8/15/04                                                                            (2)        100,000               63,875
      ----------------------------------------------------------------------------------------------------------------------------
      Paging Network, Inc., 10.125% Sr. Sub. Nts., 8/1/07                                            50,000               50,438
      ----------------------------------------------------------------------------------------------------------------------------
      Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11% Sr.
      Nts., 8/15/06                                                                                  75,000               76,313
      ----------------------------------------------------------------------------------------------------------------------------
      Teleport Communications Group, Inc.:
      0%/11.125% Sr. Disc. Nts., 7/1/07                                                  (2)         50,000               32,375
      9.875% Sr. Nts., 7/1/06                                                                        50,000               51,313
                                                                                                                 -----------------
                                                                                                                         679,476
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.1%
      ----------------------------------------------------------------------------------------------------------------------------
      Consumers Power Co., 8.75% Mtg. Nts., 2/15/98                                                  20,000               20,542
      ----------------------------------------------------------------------------------------------------------------------------
      El Paso Electric Co., 7.25% First Mtg. Nts., Series A, 2/1/99                                  10,000               10,025
                                                                                                                 -----------------
                                                                                                                          30,567
----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.3%
      ----------------------------------------------------------------------------------------------------------------------------
      NorAm Energy Corp., 9.875% Nts., 4/15/97                                                       40,000               40,715
      ----------------------------------------------------------------------------------------------------------------------------
      Northern Illinois Gas Co., 6.45% First Mtg. Bonds, 8/1/01                                      70,000               70,301
      ----------------------------------------------------------------------------------------------------------------------------
      Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec.
      Debs., 2/1/06                                                                                  25,000               23,738
                                                                                                                 -----------------
                                                                                                                         134,754
----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 0.2%
      ----------------------------------------------------------------------------------------------------------------------------
      Intermedia Communications, Inc., 13.50% Sr. Nts., Series B,
      6/1/05                                                                                         50,000               57,125
      ----------------------------------------------------------------------------------------------------------------------------
      Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                               (3)         50,000               50,188
                                                                                                                 -----------------
                                                                                                                         107,313
                                                                                                                 -----------------

      Total Non-Convertible Corporate Bonds and Notes (Cost $5,702,402)                                                5,769,313

==================================================================================================================================
CONVERTIBLE CORPORATE BONDS AND NOTES - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
      IMC Global, Inc., 6.25% Cv. Sub. Debs., 12/1/01
      (Cost $108,917)                                                                               100,000              117,250

                                                                                               SHARES
==================================================================================================================================
COMMON STOCKS - 70.1%
----------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.7%
----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%
      ----------------------------------------------------------------------------------------------------------------------------
      Cabot Corp.                                                                                       500               12,062
      ----------------------------------------------------------------------------------------------------------------------------
      Daicel Chemical Industries Ltd.                                                                14,000               70,899
      ----------------------------------------------------------------------------------------------------------------------------
      Dexter Corp.                                                                                    4,600              142,600
      ----------------------------------------------------------------------------------------------------------------------------
      Hoechst AG                                                                                      1,500               56,328
      ----------------------------------------------------------------------------------------------------------------------------
      Millenium Chemicals, Inc.                                                          (8)            585               11,846
      ----------------------------------------------------------------------------------------------------------------------------
      Potash Corp. of Saskatchewan, Inc.                                                              1,700              120,487
      ----------------------------------------------------------------------------------------------------------------------------
      Union Carbide Corp.                                                                             3,900              166,237
                                                                                                                 -----------------
                                                                                                                         580,459
----------------------------------------------------------------------------------------------------------------------------------
GOLD - 0.0%
      ----------------------------------------------------------------------------------------------------------------------------
      Normandy Mining Ltd.                                                                           11,618               15,847

34 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
METALS - 1.1%
      ----------------------------------------------------------------------------------------------------------------------------
      Carpenter Technology Corp.                                                                      3,400      $       110,925
      ----------------------------------------------------------------------------------------------------------------------------
      RTZ Corp. plc                                                                                   4,350               69,631
      ----------------------------------------------------------------------------------------------------------------------------
      UCAR International, Inc.                                                           (8)          2,100               82,162
      ----------------------------------------------------------------------------------------------------------------------------
      UNR Industries, Inc.                                                                           27,300              184,275
      ----------------------------------------------------------------------------------------------------------------------------
      Western Mining Corp. Holdings Ltd.                                                              9,600               60,372
                                                                                                                 -----------------
                                                                                                                         507,365
----------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.3%
      ----------------------------------------------------------------------------------------------------------------------------
      Fort Howard Corp.                                                                  (8)          4,600              117,875
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 13.4%
----------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 2.6%
      ----------------------------------------------------------------------------------------------------------------------------
      Autoliv AB                                                                                      2,200               93,366
      ----------------------------------------------------------------------------------------------------------------------------
      Autopistas Concesionaria Espanola SA                                                            4,200               48,268
      ----------------------------------------------------------------------------------------------------------------------------
      Black & Decker Corp.                                                                            1,900               71,012
      ----------------------------------------------------------------------------------------------------------------------------
      Bridgestone Corp.                                                                               4,000               67,522
      ----------------------------------------------------------------------------------------------------------------------------
      Camden Property Trust                                                                           5,100              138,975
      ----------------------------------------------------------------------------------------------------------------------------
      Capstone Capital Corp.                                                                          6,300              136,237
      ----------------------------------------------------------------------------------------------------------------------------
      Groupe SEB SA                                                                                     500              101,308
      ----------------------------------------------------------------------------------------------------------------------------
      Health & Retirement Property Trust                                                              6,800              123,250
      ----------------------------------------------------------------------------------------------------------------------------
      Honda Motor Co.                                                                                 3,000               71,743
      ----------------------------------------------------------------------------------------------------------------------------
      Lend Lease Corp. Ltd.                                                                           5,000               84,814
      ----------------------------------------------------------------------------------------------------------------------------
      Meditrust Corp.                                                                                 3,400              122,400
      ----------------------------------------------------------------------------------------------------------------------------
      Rinnai Corp.                                                                                    5,000              106,823
      ----------------------------------------------------------------------------------------------------------------------------
      United Industrial Corp. Ltd.                                                                   80,000               66,431
                                                                                                                 -----------------
                                                                                                                       1,232,149
----------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 3.4%
      ----------------------------------------------------------------------------------------------------------------------------
      AMR Corp.                                                                          (8)          1,500              126,000
      ----------------------------------------------------------------------------------------------------------------------------
      Atlas Air, Inc.                                                                    (8)          5,700              210,187
      ----------------------------------------------------------------------------------------------------------------------------
      CDL Hotels International Ltd.                                                                 200,000              103,462
      ----------------------------------------------------------------------------------------------------------------------------
      Dover Downs Entertainment, Inc.                                                    (8)          4,000               80,500
      ----------------------------------------------------------------------------------------------------------------------------
      Einstein/Noah Bagel Corp.                                                          (8)          2,500               84,062
      ----------------------------------------------------------------------------------------------------------------------------
      EMI Group plc                                                                                   4,000               78,619
      ----------------------------------------------------------------------------------------------------------------------------
      Granada Group plc                                                                               5,000               72,057
      ----------------------------------------------------------------------------------------------------------------------------
      Landry's Seafood Restaurants, Inc.                                                 (8)          3,600               73,800
      ----------------------------------------------------------------------------------------------------------------------------
      Northwest Airlines Corp., Cl. A                                                    (8)          1,700               56,312
      ----------------------------------------------------------------------------------------------------------------------------
      Papa John's International, Inc.                                                    (8)          2,350              116,912
      ----------------------------------------------------------------------------------------------------------------------------
      Piccadilly Cafeterias, Inc.                                                                     7,300               63,875
      ----------------------------------------------------------------------------------------------------------------------------
      Regal Cinemas, Inc.                                                                (8)          5,775              150,150
      ----------------------------------------------------------------------------------------------------------------------------
      Swire Pacific Ltd., Cl. B                                                                      60,000               84,192
      ----------------------------------------------------------------------------------------------------------------------------
      VideoServer, Inc.                                                                  (8)          3,600              170,550
      ----------------------------------------------------------------------------------------------------------------------------
      Wyndham Hotel Corp.                                                                (8)          5,000               95,000
                                                                                                                 -----------------
                                                                                                                       1,565,678
----------------------------------------------------------------------------------------------------------------------------------
MEDIA - 1.4%
      ----------------------------------------------------------------------------------------------------------------------------
      Elsevier NV                                                                                     5,000               83,142
      ----------------------------------------------------------------------------------------------------------------------------
      Emmis Broadcasting Corp., Cl. A                                                    (8)          2,400               87,000
      ----------------------------------------------------------------------------------------------------------------------------
      Heftel Broadcasting Corp., A Shares                                                (8)          2,200               79,750
      ----------------------------------------------------------------------------------------------------------------------------
      Reed International plc                                                                          5,000               93,144
      ----------------------------------------------------------------------------------------------------------------------------
      Reuters Holdings plc                                                                            9,000              112,042
      ----------------------------------------------------------------------------------------------------------------------------
      Television Broadcasts Ltd.                                                                     19,000               66,591

35 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MEDIA (CONTINUED)
      ----------------------------------------------------------------------------------------------------------------------------
      Wolters Kluwer NV                                                                                 800      $       102,884
                                                                                                                 -----------------
                                                                                                                         624,553
----------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 2.8%
      ----------------------------------------------------------------------------------------------------------------------------
      Dollar Tree Stores, Inc.                                                           (8)          2,200               83,050
      ----------------------------------------------------------------------------------------------------------------------------
      Eckerd Corp.                                                                       (8)          3,700              102,675
      ----------------------------------------------------------------------------------------------------------------------------
      Federated Department Stores, Inc.                                                  (8)          3,500              115,500
      ----------------------------------------------------------------------------------------------------------------------------
      Marks & Spencer plc                                                                            15,000              126,038
      ----------------------------------------------------------------------------------------------------------------------------
      Nautica Enterprises, Inc.                                                          (8)          6,300              193,725
      ----------------------------------------------------------------------------------------------------------------------------
      North Face, Inc. (The)                                                             (8)          3,400               68,850
      ----------------------------------------------------------------------------------------------------------------------------
      Price/Costco, Inc.                                                                 (8)          5,100              101,362
      ----------------------------------------------------------------------------------------------------------------------------
      St. John Knits, Inc.                                                                            3,200              146,400
      ----------------------------------------------------------------------------------------------------------------------------
      U.S. Industries, Inc.                                                              (8)          4,800              129,600
      ----------------------------------------------------------------------------------------------------------------------------
      Wolverine World Wide, Inc.                                                                      4,900              121,275
      ----------------------------------------------------------------------------------------------------------------------------
      Zeneca Group plc                                                                                4,250              115,852
                                                                                                                 -----------------
                                                                                                                       1,304,327
----------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 3.2%
      ----------------------------------------------------------------------------------------------------------------------------
      adidas AG                                                                                         480               40,319
      ----------------------------------------------------------------------------------------------------------------------------
      Brown Group, Inc.                                                                               7,800              160,875
      ----------------------------------------------------------------------------------------------------------------------------
      CDW Computer Centers, Inc.                                                         (8)          3,350              210,841
      ----------------------------------------------------------------------------------------------------------------------------
      Cifra SA de CV, Unsponsored ADR, B Shares                                          (8)         49,000               62,495
      ----------------------------------------------------------------------------------------------------------------------------
      Finish Line, Inc., Cl. A                                                           (8)          3,300              140,250
      ----------------------------------------------------------------------------------------------------------------------------
      Jusco Co.                                                                                       2,000               59,434
      ----------------------------------------------------------------------------------------------------------------------------
      Koninklijke Ahold NV                                                                            1,733              101,166
      ----------------------------------------------------------------------------------------------------------------------------
      New England Business Service, Inc.                                                              5,500               99,000
      ----------------------------------------------------------------------------------------------------------------------------
      Next plc                                                                                       14,700              133,571
      ----------------------------------------------------------------------------------------------------------------------------
      Regis Corp. of Minnesota                                                                        4,500              109,125
      ----------------------------------------------------------------------------------------------------------------------------
      Shimamura Co. Ltd.                                                                              2,000               73,501
      ----------------------------------------------------------------------------------------------------------------------------
      Toys 'R' Us, Inc.                                                                  (8)          4,000              135,500
      ----------------------------------------------------------------------------------------------------------------------------
      U.S. Office Products Co.                                                           (8)          5,000              145,000
                                                                                                                 -----------------
                                                                                                                       1,471,077
----------------------------------------------------------------------------------------------------------------------------------
CONSUMER NON-CYCLICALS - 9.8%
----------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.7%
      ----------------------------------------------------------------------------------------------------------------------------
      Anheuser-Busch Cos., Inc.                                                                       6,600              254,100
      ----------------------------------------------------------------------------------------------------------------------------
      Embotelladora Andina SA, Sponsored ADR                                                          2,200               75,900
                                                                                                                 -----------------
                                                                                                                         330,000
----------------------------------------------------------------------------------------------------------------------------------
EDUCATION - 0.4%
      ----------------------------------------------------------------------------------------------------------------------------
      ITT Educational Services, Inc.                                                     (8)          2,300               83,662
      ----------------------------------------------------------------------------------------------------------------------------
      Learning Tree International, Inc.                                                  (8)          2,700              114,075
                                                                                                                 -----------------
                                                                                                                         197,737
----------------------------------------------------------------------------------------------------------------------------------
FOOD - 1.6%
      ----------------------------------------------------------------------------------------------------------------------------
      American Stores Co.                                                                             3,700              153,087
      ----------------------------------------------------------------------------------------------------------------------------
      Archer-Daniels-Midland Co.                                                                      5,775              125,606
      ----------------------------------------------------------------------------------------------------------------------------
      Carrefour Supermarche SA                                                                          150               83,307
      ----------------------------------------------------------------------------------------------------------------------------
      Danisco AS                                                                                      1,250               71,623
      ----------------------------------------------------------------------------------------------------------------------------
      Dole Food Co.                                                                                   2,400               93,600
      ----------------------------------------------------------------------------------------------------------------------------
      Kroger Co.                                                                         (8)          2,700              120,487
      ----------------------------------------------------------------------------------------------------------------------------
      William Morrison Supermarkets plc                                                              31,000               80,769
                                                                                                                 -----------------
                                                                                                                         728,479

36 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 3.0%
      ----------------------------------------------------------------------------------------------------------------------------
      Astra AB Free, Series A                                                                         1,800      $        82,688
      ----------------------------------------------------------------------------------------------------------------------------
      Bristol-Myers Squibb Co.                                                                        3,000              317,250
      ----------------------------------------------------------------------------------------------------------------------------
      Ciba-Geigy AG                                                                                     105              128,881
      ----------------------------------------------------------------------------------------------------------------------------
      Clintrials Research, Inc.                                                          (8)          2,900              107,662
      ----------------------------------------------------------------------------------------------------------------------------
      Dura Pharmaceuticals, Inc.                                                         (8)          3,300              113,850
      ----------------------------------------------------------------------------------------------------------------------------
      Glaxo Wellcome plc, Sponsored ADR                                                               4,100              129,150
      ----------------------------------------------------------------------------------------------------------------------------
      Jones Medical Industries, Inc.                                                                  2,800              121,800
      ----------------------------------------------------------------------------------------------------------------------------
      Medicis Pharmaceutical Corp., Cl. A                                                (8)          2,100              105,525
      ----------------------------------------------------------------------------------------------------------------------------
      Sandoz AG                                                                                         105              120,934
      ----------------------------------------------------------------------------------------------------------------------------
      Schering AG                                                                                     1,075               86,119
      ----------------------------------------------------------------------------------------------------------------------------
      Takeda Chemical Industries Ltd.                                                                 5,000               85,722
                                                                                                                 -----------------
                                                                                                                       1,399,581
----------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 3.0%
      ----------------------------------------------------------------------------------------------------------------------------
      CNS, Inc.                                                                          (8)          4,300               73,100
      ----------------------------------------------------------------------------------------------------------------------------
      Columbia/HCA Healthcare Corp.                                                                   3,000              107,250
      ----------------------------------------------------------------------------------------------------------------------------
      Compdent Corp.                                                                     (8)          2,500               85,937
      ----------------------------------------------------------------------------------------------------------------------------
      Luxottica Group SpA, Sponsored ADR                                                              1,000               63,500
      ----------------------------------------------------------------------------------------------------------------------------
      National Surgery Centers, Inc.                                                     (8)          2,700               72,900
      ----------------------------------------------------------------------------------------------------------------------------
      OrNda Healthcorp                                                                   (8)          4,600              125,350
      ----------------------------------------------------------------------------------------------------------------------------
      Pediatrix Medical Group, Inc.                                                      (8)          3,900              153,562
      ----------------------------------------------------------------------------------------------------------------------------
      Physician Sales & Service, Inc.                                                    (8)          6,000              127,500
      ----------------------------------------------------------------------------------------------------------------------------
      Renal Treatment Centers, Inc.                                                      (8)          4,800              128,400
      ----------------------------------------------------------------------------------------------------------------------------
      Rural/Metro Corp.                                                                  (8)          3,400              124,100
      ----------------------------------------------------------------------------------------------------------------------------
      SmithKline Beecham plc                                                                         14,462              178,626
      ----------------------------------------------------------------------------------------------------------------------------
      Total Renal Care Holdings, Inc.                                                    (8)          3,300              128,700
      ----------------------------------------------------------------------------------------------------------------------------
      Veterinary Centers of America, Inc.                                                (8)          2,500               45,937
                                                                                                                 -----------------
                                                                                                                       1,414,862
----------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 1.0%
      ----------------------------------------------------------------------------------------------------------------------------
      Blyth Industries, Inc.                                                             (8)          4,200              163,275
      ----------------------------------------------------------------------------------------------------------------------------
      L'OREAL                                                                                           250               84,717
      ----------------------------------------------------------------------------------------------------------------------------
      Premark International, Inc.                                                                     5,800              121,075
      ----------------------------------------------------------------------------------------------------------------------------
      Tupperware Corp.                                                                                2,300              118,162
                                                                                                                 -----------------
                                                                                                                         487,229
----------------------------------------------------------------------------------------------------------------------------------
TOBACCO - 0.1%
      ----------------------------------------------------------------------------------------------------------------------------
      Imperial Tobacco Group plc, ADR                                                    (8)          2,050               23,935
      ----------------------------------------------------------------------------------------------------------------------------
      PT Gudang Garam                                                                                 9,000               35,946
                                                                                                                 -----------------
                                                                                                                          59,881
----------------------------------------------------------------------------------------------------------------------------------
ENERGY - 3.2%
----------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES AND PRODUCERS - 0.2%
      ----------------------------------------------------------------------------------------------------------------------------
      Input/Output, Inc.                                                                 (8)          3,600              107,100
----------------------------------------------------------------------------------------------------------------------------------
OIL-INTEGRATED - 3.0%
      ----------------------------------------------------------------------------------------------------------------------------
      Amoco Corp.                                                                                     3,100              234,825
      ----------------------------------------------------------------------------------------------------------------------------
      Atlantic Richfield Co.                                                                          1,400              185,500
      ----------------------------------------------------------------------------------------------------------------------------
      Chevron Corp.                                                                                   5,800              381,350
      ----------------------------------------------------------------------------------------------------------------------------
      Exxon Corp.                                                                                     1,800              159,525
      ----------------------------------------------------------------------------------------------------------------------------
      Mobil Corp.                                                                                     2,500              291,875
      ----------------------------------------------------------------------------------------------------------------------------
      Total SA, B Shares                                                                              1,641              128,467
                                                                                                                 -----------------
                                                                                                                       1,381,542

37 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 7.3%
----------------------------------------------------------------------------------------------------------------------------------
BANKS - 3.7%
      ----------------------------------------------------------------------------------------------------------------------------
      Banco Bradesco SA, Preference                                                               9,977,974      $        85,951
      ----------------------------------------------------------------------------------------------------------------------------
      Banco Popular Espanol SA                                                                          430               82,273
      ----------------------------------------------------------------------------------------------------------------------------
      Bangkok Bank Public Co. Ltd.                                                                    4,500               47,991
      ----------------------------------------------------------------------------------------------------------------------------
      Bank of Boston Corp.                                                                            5,900              377,600
      ----------------------------------------------------------------------------------------------------------------------------
      BankAmerica Corp.                                                                               4,700              430,050
      ----------------------------------------------------------------------------------------------------------------------------
      Chase Manhattan Corp. (New)                                                                       800               68,600
      ----------------------------------------------------------------------------------------------------------------------------
      HSBC Holdings plc                                                                               2,400               48,886
      ----------------------------------------------------------------------------------------------------------------------------
      Malayan Banking Berhad                                                                          8,000               79,156
      ----------------------------------------------------------------------------------------------------------------------------
      NationsBank Corp.                                                                               2,100              197,925
      ----------------------------------------------------------------------------------------------------------------------------
      PNC Bank Corp.                                                                                  7,700              279,125
      ----------------------------------------------------------------------------------------------------------------------------
      Thai Farmers Bank Public Co. Ltd.                                                               5,000               38,228
                                                                                                                 -----------------
                                                                                                                       1,735,785
----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 2.0%
      ----------------------------------------------------------------------------------------------------------------------------
      Amresco, Inc.                                                                      (8)          5,500              116,188
      ----------------------------------------------------------------------------------------------------------------------------
      Crescent Real Estate Equities, Inc.                                                             3,300              137,775
      ----------------------------------------------------------------------------------------------------------------------------
      First Pacific Co. Ltd.                                                                         50,000               68,867
      ----------------------------------------------------------------------------------------------------------------------------
      Haw Par Brothers International Ltd.                                                            33,000               66,984
      ----------------------------------------------------------------------------------------------------------------------------
      ING Groep NV                                                                                    2,752               85,843
      ----------------------------------------------------------------------------------------------------------------------------
      Nichiei Co. Ltd.                                                                                1,000               66,643
      ----------------------------------------------------------------------------------------------------------------------------
      Oxford Resources Corp., Cl. A                                                      (8)          3,100               79,050
      ----------------------------------------------------------------------------------------------------------------------------
      Perlis Plantations Berhad                                                                      22,500               64,562
      ----------------------------------------------------------------------------------------------------------------------------
      Salomon, Inc.                                                                                   3,200              144,400
      ----------------------------------------------------------------------------------------------------------------------------
      Sirrom Capital Corp.                                                                            3,200              116,800
                                                                                                                 -----------------
                                                                                                                         947,112
----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.6%
      ----------------------------------------------------------------------------------------------------------------------------
      AFLAC, Inc.                                                                                     3,100              124,388
      ----------------------------------------------------------------------------------------------------------------------------
      AXA SA                                                                                          1,800              112,513
      ----------------------------------------------------------------------------------------------------------------------------
      General Re Corp.                                                                                  500               73,625
      ----------------------------------------------------------------------------------------------------------------------------
      Hartford Steam Boiler Inspection & Insurance Co.                                                3,000              129,375
      ----------------------------------------------------------------------------------------------------------------------------
      HCC Insurance Holdings, Inc.                                                                    3,000               76,500
      ----------------------------------------------------------------------------------------------------------------------------
      Sumitomo Marine & Fire Insurance Co.                                                           15,000              107,614
      ----------------------------------------------------------------------------------------------------------------------------
      Travelers/Aetna Property Casualty Corp., Cl. A                                                  4,400              132,000
                                                                                                                 -----------------
                                                                                                                         756,015
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL - 10.0%
----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 0.5%
      ----------------------------------------------------------------------------------------------------------------------------
      ABB AG                                                                                             70               86,196
      ----------------------------------------------------------------------------------------------------------------------------
      Johnson Electric Holdings Ltd.                                                                 35,000               76,497
      ----------------------------------------------------------------------------------------------------------------------------
      Mabuchi Motor Co.                                                                                 900               45,894
                                                                                                                 -----------------
                                                                                                                         208,587
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL MATERIALS - 0.2%
      ----------------------------------------------------------------------------------------------------------------------------
      Cie de Saint Gobain                                                                               290               39,172
      ----------------------------------------------------------------------------------------------------------------------------
      THK Co. Ltd.                                                                                    3,000               46,685
                                                                                                                 -----------------
                                                                                                                          85,857
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 3.7%
      ----------------------------------------------------------------------------------------------------------------------------
      Alternative Resources Corp.                                                        (8)          3,300               66,413
      ----------------------------------------------------------------------------------------------------------------------------
      CIBER, Inc.                                                                        (8)          4,100              145,550
      ----------------------------------------------------------------------------------------------------------------------------
      Corestaff, Inc.                                                                    (8)          6,200              158,100
      ----------------------------------------------------------------------------------------------------------------------------
      Corrections Corp. of America                                                       (8)          6,200              161,200


38 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                                                 MARKET VALUE
                                                                                               SHARES            SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES (CONTINUED)
      ----------------------------------------------------------------------------------------------------------------------------
      HA-LO Industries, Inc.                                                             (8)            500      $        15,500
      ----------------------------------------------------------------------------------------------------------------------------
      Kurita Water Industries Ltd.                                                                    4,000               80,535
      ----------------------------------------------------------------------------------------------------------------------------
      NGK Spark Plug Co.                                                                              6,000               61,720
      ----------------------------------------------------------------------------------------------------------------------------
      Precision Response Corp.                                                           (8)          1,900               67,925
      ----------------------------------------------------------------------------------------------------------------------------
      SGS Societe Generale de Surveillance Holding SA, Series B                                          33               74,663
      ----------------------------------------------------------------------------------------------------------------------------
      SITEL Corp.                                                                        (8)          8,400              165,900
      ----------------------------------------------------------------------------------------------------------------------------
      Southcorp Holdings Ltd.                                                                        33,000              100,492
      ----------------------------------------------------------------------------------------------------------------------------
      Tetra Tech, Inc.                                                                   (8)          6,125              136,281
      ----------------------------------------------------------------------------------------------------------------------------
      Transaction Systems Architects, Inc., Cl. A                                        (8)          4,600              190,900
      ----------------------------------------------------------------------------------------------------------------------------
      United Waste Systems, Inc.                                                         (8)          8,500              292,188
                                                                                                                 -----------------
                                                                                                                       1,717,367
----------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.6%
      ----------------------------------------------------------------------------------------------------------------------------
      AGCO Corp.                                                                                      4,200              106,575
      ----------------------------------------------------------------------------------------------------------------------------
      Bic Corp.                                                                                         800              120,121
      ----------------------------------------------------------------------------------------------------------------------------
      Canon Sales Co., Inc.                                                                           3,000               76,226
      ----------------------------------------------------------------------------------------------------------------------------
      Case Corp.                                                                                      2,800              130,200
      ----------------------------------------------------------------------------------------------------------------------------
      Chicago Miniature Lamp, Inc.                                                       (8)          3,600              107,100
      ----------------------------------------------------------------------------------------------------------------------------
      Deere & Co.                                                                                     2,600              108,550
      ----------------------------------------------------------------------------------------------------------------------------
      General Signal Corp.                                                                            2,600              105,950
      ----------------------------------------------------------------------------------------------------------------------------
      Hanson plc, ADR                                                                                 8,200               52,275
      ----------------------------------------------------------------------------------------------------------------------------
      Hutchison Whampoa Ltd.                                                                         11,000               76,820
      ----------------------------------------------------------------------------------------------------------------------------
      Ingersoll-Rand Co.                                                                              2,700              112,388
      ----------------------------------------------------------------------------------------------------------------------------
      Komatsu Ltd.                                                                                    8,000               65,553
      ----------------------------------------------------------------------------------------------------------------------------
      Mannesmann AG                                                                                     210               81,626
      ----------------------------------------------------------------------------------------------------------------------------
      Mark IV Industries, Inc.                                                                        2,310               49,954
      ----------------------------------------------------------------------------------------------------------------------------
      Mitsubishi Heavy Industries Ltd.                                                                7,000               53,851
      ----------------------------------------------------------------------------------------------------------------------------
      Nippon Electric Glass Co. Ltd.                                                                  3,000               45,894
      ----------------------------------------------------------------------------------------------------------------------------
      NSK Ltd.                                                                                        8,000               53,033
      ----------------------------------------------------------------------------------------------------------------------------
      Shinmaywa Industries Ltd.                                                                       6,000               51,961
      ----------------------------------------------------------------------------------------------------------------------------
      Sidel SA                                                                                        1,300               86,807
      ----------------------------------------------------------------------------------------------------------------------------
      SMC Corp.                                                                                         500               32,442
      ----------------------------------------------------------------------------------------------------------------------------
      Sophus Berendsen AS, Series B                                                                     687               84,875
      ----------------------------------------------------------------------------------------------------------------------------
      Textron, Inc.                                                                                   2,200              195,250
      ----------------------------------------------------------------------------------------------------------------------------
      Tyco International Ltd.                                                                         3,200              158,800
      ----------------------------------------------------------------------------------------------------------------------------
      U.S. Filter Corp.                                                                  (8)          5,350              184,575
                                                                                                                 -----------------
                                                                                                                       2,140,826
----------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.0%
      ----------------------------------------------------------------------------------------------------------------------------
      Brambles Industries Ltd.                                                                        6,000               99,446
      ----------------------------------------------------------------------------------------------------------------------------
      Hays plc                                                                                       14,000              117,408
      ----------------------------------------------------------------------------------------------------------------------------
      PACCAR, Inc.                                                                                      800               44,600
      ----------------------------------------------------------------------------------------------------------------------------
      Union Pacific Corp.                                                                             1,600               89,800
      ----------------------------------------------------------------------------------------------------------------------------
      Wisconsin Central Transportation Corp.                                             (8)          3,600              129,600
                                                                                                                 -----------------
                                                                                                                         480,854
----------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 15.9%
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 3.2%
      ----------------------------------------------------------------------------------------------------------------------------
      General Dynamics Corp.                                                                          4,700              322,538
      ----------------------------------------------------------------------------------------------------------------------------
      Goodrich (B.F.) Co.                                                                             6,400              271,200
      ----------------------------------------------------------------------------------------------------------------------------
      Lockheed Martin Corp.                                                                           2,900              259,913
      ----------------------------------------------------------------------------------------------------------------------------
      McDonnell Douglas Corp.                                                                         2,800              152,600

39 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                                               MARKET VALUE
                                                                                               SHARES          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE (CONTINUED)
      ----------------------------------------------------------------------------------------------------------------------------
      Rockwell International Corp.                                                                    4,200      $       231,000
      ----------------------------------------------------------------------------------------------------------------------------
      TRW, Inc.                                                                                       2,600              235,300
                                                                                                                 -----------------
                                                                                                                       1,472,551
----------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 1.5%
      ----------------------------------------------------------------------------------------------------------------------------
      Canon, Inc.                                                                                     6,000              114,999
      ----------------------------------------------------------------------------------------------------------------------------
      Citrix Systems, Inc.                                                               (8)          2,400              132,600
      ----------------------------------------------------------------------------------------------------------------------------
      Dell Computer Corp.                                                                (8)          1,000               81,375
      ----------------------------------------------------------------------------------------------------------------------------
      Gateway 2000, Inc.                                                                 (8)          1,000               47,063
      ----------------------------------------------------------------------------------------------------------------------------
      Henry (Jack) & Associates, Inc.                                                                 1,600               64,600
      ----------------------------------------------------------------------------------------------------------------------------
      Network Appliance, Inc.                                                            (8)          2,400               84,000
      ----------------------------------------------------------------------------------------------------------------------------
      Storage Technology Corp. (New)                                                     (8)          3,800              161,975
                                                                                                                 -----------------
                                                                                                                         686,612
----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 6.1%
      ----------------------------------------------------------------------------------------------------------------------------
      Applix, Inc.                                                                       (8)          3,300               80,025
      ----------------------------------------------------------------------------------------------------------------------------
      Cambridge Technology Partners, Inc.                                                (8)          4,400              145,200
      ----------------------------------------------------------------------------------------------------------------------------
      Computer Horizons Corp.                                                            (8)          4,400              136,400
      ----------------------------------------------------------------------------------------------------------------------------
      Cooper & Chyan Technology, Inc.                                                    (8)          1,000               30,625
      ----------------------------------------------------------------------------------------------------------------------------
      Dendrite International, Inc.                                                       (8)          3,500               93,188
      ----------------------------------------------------------------------------------------------------------------------------
      Electronics for Imaging, Inc.                                                      (8)          2,400              172,800
      ----------------------------------------------------------------------------------------------------------------------------
      EPIC Design Technology, Inc.                                                       (8)          3,700               90,650
      ----------------------------------------------------------------------------------------------------------------------------
      Inso Corp.                                                                         (8)          2,200              108,350
      ----------------------------------------------------------------------------------------------------------------------------
      JDA Software Group, Inc.                                                           (8)          2,400               82,500
      ----------------------------------------------------------------------------------------------------------------------------
      McAfee Associates, Inc.                                                            (8)          1,762               80,171
      ----------------------------------------------------------------------------------------------------------------------------
      Medic Computer Systems, Inc.                                                       (8)          2,000               56,500
      ----------------------------------------------------------------------------------------------------------------------------
      MetaTools, Inc.                                                                    (8)          3,300               63,525
      ----------------------------------------------------------------------------------------------------------------------------
      NOVA Corp.                                                                         (8)          2,400               52,200
      ----------------------------------------------------------------------------------------------------------------------------
      National Data Corp.                                                                             1,600               65,800
      ----------------------------------------------------------------------------------------------------------------------------
      Pegasystems, Inc.                                                                  (8)          3,300               99,413
      ----------------------------------------------------------------------------------------------------------------------------
      Project Software & Development, Inc.                                               (8)          4,500              153,000
      ----------------------------------------------------------------------------------------------------------------------------
      Rational Software Corp.                                                            (8)          7,300              280,138
      ----------------------------------------------------------------------------------------------------------------------------
      Remedy Corp.                                                                       (8)          3,100              151,125
      ----------------------------------------------------------------------------------------------------------------------------
      SAP AG, Preference                                                                                430               57,734
      ----------------------------------------------------------------------------------------------------------------------------
      Sapient Corp.                                                                      (8)          2,100               97,125
      ----------------------------------------------------------------------------------------------------------------------------
      Scopus Technology, Inc.                                                            (8)          2,800              107,800
      ----------------------------------------------------------------------------------------------------------------------------
      Security Dynamics Technologies, Inc.                                               (8)          1,500              121,875
      ----------------------------------------------------------------------------------------------------------------------------
      Technology Solutions Co.                                                           (8)          1,400               54,425
      ----------------------------------------------------------------------------------------------------------------------------
      Verilink Corp.                                                                     (8)          3,200              115,200
      ----------------------------------------------------------------------------------------------------------------------------
      Veritas Software Corp.                                                             (8)          3,000              151,500
      ----------------------------------------------------------------------------------------------------------------------------
      Viasoft, Inc.                                                                      (8)            300               14,775
      ----------------------------------------------------------------------------------------------------------------------------
      Visio Corp.                                                                        (8)          2,400              110,700
      ----------------------------------------------------------------------------------------------------------------------------
      Wind River Systems                                                                 (8)          2,100               89,250
                                                                                                                 -----------------
                                                                                                                       2,861,994
----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 2.4%
      ----------------------------------------------------------------------------------------------------------------------------
      Atmel Corp.                                                                        (8)            200                5,075
      ----------------------------------------------------------------------------------------------------------------------------
      Bowthorpe plc                                                                                  12,000               92,037
      ----------------------------------------------------------------------------------------------------------------------------
      Electrocomponents plc                                                                          15,000              101,246
      ----------------------------------------------------------------------------------------------------------------------------
      Getronics NV                                                                                    2,800               68,848
      ----------------------------------------------------------------------------------------------------------------------------
      Intel Corp.                                                                                     1,000              109,875
      ----------------------------------------------------------------------------------------------------------------------------
      Keyence Corp.                                                                                     600               69,632

40 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                                               MARKET VALUE
                                                                                               SHARES          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS (CONTINUED)
      ----------------------------------------------------------------------------------------------------------------------------
      Kyocera Corp.                                                                                   1,000      $        66,028
      ----------------------------------------------------------------------------------------------------------------------------
      Matsushita Electric Industrial Co.                                                              5,000               80,007
      ----------------------------------------------------------------------------------------------------------------------------
      Matsushita Electric Works Ltd.                                                                  6,000               58,027
      ----------------------------------------------------------------------------------------------------------------------------
      Nitto Denko Corp.                                                                               5,000               74,292
      ----------------------------------------------------------------------------------------------------------------------------
      Samsung Electronics Co., Sponsored GDR                                             (1)          2,700               58,050
      ----------------------------------------------------------------------------------------------------------------------------
      Sony Corp.                                                                                      1,500               90,074
      ----------------------------------------------------------------------------------------------------------------------------
      Supertex, Inc.                                                                     (8)          2,900               65,250
      ----------------------------------------------------------------------------------------------------------------------------
      TDK Corp.                                                                                       1,000               58,730
      ----------------------------------------------------------------------------------------------------------------------------
      Waters Corp.                                                                       (8)          4,500              139,500
                                                                                                                 -----------------
                                                                                                                       1,136,671
----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-TECHNOLOGY - 2.7%
      ----------------------------------------------------------------------------------------------------------------------------
      Allen Group, Inc.                                                                  (8)          2,200               34,925
      ----------------------------------------------------------------------------------------------------------------------------
      Aspect Telecommunications Corp.                                                    (8)          3,500              208,250
      ----------------------------------------------------------------------------------------------------------------------------
      Cable Design Technologies Corp.                                                    (8)          3,350               87,100
      ----------------------------------------------------------------------------------------------------------------------------
      Comverse Technology, Inc.                                                          (8)          5,100              178,500
      ----------------------------------------------------------------------------------------------------------------------------
      DSP Communications, Inc.                                                           (8)          5,100              193,800
      ----------------------------------------------------------------------------------------------------------------------------
      L.M. Ericsson Telephone Co., Cl. B, ADR                                                         3,720              102,765
      ----------------------------------------------------------------------------------------------------------------------------
      Premisys Communications, Inc.                                                      (8)          1,800               90,000
      ----------------------------------------------------------------------------------------------------------------------------
      Telecom Corp. of New Zealand Ltd.                                                              15,000               77,986
      ----------------------------------------------------------------------------------------------------------------------------
      Telecom Italia Mobile SpA                                                                      22,000               45,484
      ----------------------------------------------------------------------------------------------------------------------------
      Vitesse Semiconductor Corp.                                                        (8)          3,300              105,188
      ----------------------------------------------------------------------------------------------------------------------------
      Vodafone Group plc                                                                             29,000              112,156
                                                                                                                 -----------------
                                                                                                                       1,236,154
----------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 7.8%
----------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 3.2%
      ----------------------------------------------------------------------------------------------------------------------------
      American Electric Power Co., Inc.                                                               4,800              199,200
      ----------------------------------------------------------------------------------------------------------------------------
      CalEnergy, Inc.                                                                    (8)          2,500               72,500
      ----------------------------------------------------------------------------------------------------------------------------
      Entergy Corp.                                                                                   9,000              252,000
      ----------------------------------------------------------------------------------------------------------------------------
      FPL Group, Inc.                                                                                 5,600              257,600
      ----------------------------------------------------------------------------------------------------------------------------
      Illinova Corp.                                                                                  4,400              119,900
      ----------------------------------------------------------------------------------------------------------------------------
      Kansas City Power & Light Co.                                                                   5,600              154,000
      ----------------------------------------------------------------------------------------------------------------------------
      Texas Utilities Co.                                                                             5,200              210,600
      ----------------------------------------------------------------------------------------------------------------------------
      Veba AG                                                                                         2,130              113,425
      ----------------------------------------------------------------------------------------------------------------------------
      Western Resources, Inc.                                                                         4,200              126,000
                                                                                                                 -----------------
                                                                                                                       1,505,225
----------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 3.1%
      ----------------------------------------------------------------------------------------------------------------------------
      Columbia Gas System, Inc. (The)                                                                 4,000              243,000
      ----------------------------------------------------------------------------------------------------------------------------
      El Paso Natural Gas Co.                                                                         4,500              218,250
      ----------------------------------------------------------------------------------------------------------------------------
      Hong Kong & China Gas Co. Ltd.                                                                 45,600               80,204
      ----------------------------------------------------------------------------------------------------------------------------
      National Fuel Gas Co.                                                                           4,100              152,725
      ----------------------------------------------------------------------------------------------------------------------------
      PanEnergy Corp.                                                                                11,800              454,300
      ----------------------------------------------------------------------------------------------------------------------------
      Questar Corp.                                                                                   5,800              208,800
      ----------------------------------------------------------------------------------------------------------------------------
      RWE AG, Preference                                                                              2,000               67,396
                                                                                                                 -----------------
                                                                                                                       1,424,675
----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.5%
      ----------------------------------------------------------------------------------------------------------------------------
      Ameritech Corp.                                                                                 2,500              136,875
      ----------------------------------------------------------------------------------------------------------------------------
      DDI Corp.                                                                                          13               97,723
      ----------------------------------------------------------------------------------------------------------------------------
      GTE Corp.                                                                                       6,100              256,963
      ----------------------------------------------------------------------------------------------------------------------------
      NYNEX Corp.                                                                                     3,100              137,950

41 Oppenheimer LifeSpan Funds

      Oppenheimer LifeSpan Growth Fund

                                                                                                               MARKET VALUE
                                                                                               SHARES          SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES (CONTINUED)
      ----------------------------------------------------------------------------------------------------------------------------
      Telefonica de Espana, ADS                                                                       2,300      $        46,189
                                                                                                                 -----------------
                                                                                                                         675,700
                                                                                                                 -----------------

      Total Common Stocks (Cost $26,926,124)                                                                          32,597,726

==================================================================================================================================
PREFERRED STOCKS - 0.3%
----------------------------------------------------------------------------------------------------------------------------------
      Renong Berhad, 4% Irredeemable Cv. Unsec. Loan Stocks                              (8)          5,200                1,904
      ----------------------------------------------------------------------------------------------------------------------------
      Case Corp., $4.50 Cum. Cv., Series A, Non-Vtg.                                                  1,200              138,000
                                                                                                                 -----------------

      Total Preferred Stocks (Cost $116,882)                                                                             139,904

                                                                                               UNITS
==================================================================================================================================
RIGHTS, WARRANTS AND CERTIFICATES - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
      Haw Par Brothers International Ltd. Wts., Exp. 3/01                                             3,300                2,764
      ----------------------------------------------------------------------------------------------------------------------------
      Hong Kong & China Gas Co. Ltd. Wts., Exp. 9/97                                                  3,800                1,400
      ----------------------------------------------------------------------------------------------------------------------------
      Intermedia Communications, Inc. Wts., Exp. 6/00                                    (3)             50                2,500
      ----------------------------------------------------------------------------------------------------------------------------
      Renong Berhad Wts., Exp. 2/97                                                                   3,250                  270
      ----------------------------------------------------------------------------------------------------------------------------
      Thai Farmers Bank Public Co. Ltd. Wts., Exp. 9/02                                  (3)            625                   --
                                                                                                                 -----------------

      Total Rights, Warrants and Certificates (Cost $3,949)                                                                6,934

                                                                                               FACE
                                                                                               AMOUNT
==================================================================================================================================
REPURCHASE AGREEMENT - 10.4%
----------------------------------------------------------------------------------------------------------------------------------
      Repurchase agreement with State Street Bank and Trust Co.,
      4.50%, dated 10/31/96, to be repurchased at $4,857,607 on 11/1/96, collateralized by U.S. Treasury Nts., 6.125%-8.875%,
      2/15/99-2/15/01, with a value of $5,016,067 (Cost $4,857,000)                            $  4,857,000            4,857,000
      ----------------------------------------------------------------------------------------------------------------------------
      TOTAL INVESTMENTS, AT VALUE (COST $40,539,170)                                                   99.7%          46,367,764
      ----------------------------------------------------------------------------------------------------------------------------
      OTHER ASSETS NET OF LIABILITIES                                                                   0.3              158,448
                                                                                               ------------      -----------------
      NET ASSETS                                                                                      100.0%      $    46,526,212
                                                                                               ============      =================

      1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $393,446 or 0.85% of the Fund's net assets, at October 31, 1996.
      2. Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.
      3. Identifies issues considered to be illiquid. These securities amount to $184,813 or 0.40% of the Fund's net assets, at October 31, 1996.
      4. For zero coupon bonds, the interest rate shown is the effective yield on the date of purchase.
      5. Represents the current interest rate for a variable rate security. For credit sensitive notes, the interest rate is dependent on the credit rating of the issuer.
      6. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.
      7.  Interest or dividend is paid in kind.
      8.  Non-income producing security.

      See accompanying Notes to Financial Statements.

42 Oppenheimer LifeSpan Funds

STATEMENTS OF ASSETS AND LIABILITIES October 31, 1996

                                                                                     OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                                      LIFESPAN         LIFESPAN         LIFESPAN
                                                                                       INCOME          BALANCED          GROWTH
                                                                                        FUND             FUND             FUND
                                                                                    ------------------------------------------------
ASSETS:
Investments, at value (cost * ) (including repurchase
agreements**) - see accompanying statements                                            $26,271,162      $54,254,328     $46,367,764
Cash                                                                                       159,343          320,078          98,146
Receivables:
   Dividends, interest and principal paydowns                                              394,275          445,844         243,458
   Shares of capital stock sold                                                             29,862          127,173          24,049
   Investments sold                                                                          7,174          105,792         155,778
                                                                                    ------------------------------------------------
      Total assets                                                                      26,861,816       55,253,215      46,889,195
                                                                                    ------------------------------------------------
LIABILITIES:
Payables and other liabilities:
   Dividends                                                                                 5,197             -                -
   Investments purchased                                                                       -            314,057         304,182
   Shares of capital stock redeemed                                                         27,172           50,000             375
   Distribution and service plan fees                                                        5,566           11,348           9,910
   Transfer and shareholder servicing agent fees                                             1,765             -              1,427
   Custodian fees                                                                           18,768           30,896          29,906
   Legal and auditing fees                                                                  12,745           13,008          13,196
   Other                                                                                     5,988            8,565           3,987
                                                                                    ------------------------------------------------
      Total liabilities                                                                     77,201          427,874         362,983
                                                                                    ------------------------------------------------
NET ASSETS                                                                             $26,784,615      $54,825,341     $46,526,212
                                                                                    ================================================
COMPOSITION OF NET ASSETS:
Par value of shares of capital stock                                                        $2,514           $4,604          $3,640
Additional paid-in capital                                                              25,394,222       47,659,769      38,260,329
Undistributed net investment income                                                             11          194,574         171,706
Accumulated net realized gain from investments and foreign
   currency transactions                                                                   370,133        1,499,219       2,261,956
Net unrealized appreciation on investments and translation of
   assets and liabilities denominated in foreign currencies                              1,017,735        5,467,175       5,828,581
                                                                                    ------------------------------------------------

NET ASSETS                                                                             $26,784,615      $54,825,341     $46,526,212
                                                                                    ================================================
*Cost                                                                                  $25,253,427      $48,787,124     $40,539,170
                                                                                    ================================================
**Repurchase agreements                                                                 $1,404,000       $4,048,000      $4,857,000
                                                                                    ================================================

NET ASSET VALUE PER SHARE:
CLASS A SHARES:
Net asset value and redemption price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                                          $26,327,935      $52,103,832     $43,980,330
   Shares of capital stock                                                               2,471,146        4,376,638       3,440,864
   Price per share                                                                          $10.65           $11.90          $12.78

Maximum offering price per share (net asset value plus sales
   charge of 5.75% of offering price for each fund)                                         $11.30           $12.63          $13.56
                                                                                    ------------------------------------------------

CLASS B SHARES:
Net asset value, redemption price and offering price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                                             $455,667       $1,893,260      $2,405,006
   Shares of capital stock                                                                  42,628          158,021         187,750
   Price per share                                                                          $10.69           $11.98          $12.81
                                                                                    ------------------------------------------------

CLASS C SHARES:
Net asset value, redemption price and offering price per share (based on net assets and shares of capital stock outstanding):
   Net assets                                                                               $1,013         $828,249        $140,876
   Shares of capital stock                                                                      95           69,708          11,060
   Price per share                                                                          $10.66           $11.88          $12.74

See accompanying Notes to Financial Statements.


43 Oppenheimer LifeSpan Funds

STATEMENTS OF OPERATIONS For the Ten Months Ended October 31, 1996(1)


                                                                                     OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                                      LIFESPAN         LIFESPAN         LIFESPAN
                                                                                       INCOME          BALANCED          GROWTH
                                                                                        FUND             FUND             FUND
                                                                                    ------------------------------------------------
INVESTMENT INCOME:
Interest (net of foreign withholding taxes of $560, $8,785
and $6,613, respectively)                                                               $1,273,168       $1,467,536        $694,534
Dividends (net of foreign withholding taxes of $760, $9,950
and $8,112, respectively)                                                                  230,383          444,888         474,870
                                                                                    ------------------------------------------------
      Total income                                                                       1,503,551        1,912,424       1,169,404
                                                                                    ------------------------------------------------
EXPENSES:
Management fees - Note 4                                                                   161,101          344,756         290,999
Distribution and service plan fees - Note 4:
   Class A                                                                                  52,975           98,043          82,572
   Class B                                                                                   2,911           10,171          12,255
   Class C                                                                                       4            2,745             268
Transfer and shareholder servicing agent fees - Note 4                                      20,248            9,652          14,280
Accounting services fees                                                                    35,000           57,500          50,000
Custodian fees and expenses                                                                 32,648           67,073          26,768
Legal and auditing fees                                                                     20,143           25,443          69,845
Shareholder reports                                                                          4,199            5,755           5,398
Directors' fees and expenses - Note 1                                                        2,506            2,606           1,968
Registration and filing fees:
   Class A                                                                                     547            2,059           1,557
   Class B                                                                                      80              415             514
   Class C                                                                                    -                 249              42
Other                                                                                        5,098           16,295           2,539
                                                                                    ------------------------------------------------
      Total expenses                                                                       337,460          642,762         559,005
                                                                                    ------------------------------------------------
NET INVESTMENT INCOME                                                                    1,166,091        1,269,662         610,399
                                                                                    ------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
   Investments                                                                             375,456        1,564,495       2,329,401
   Foreign currency transactions                                                              -            (109,219)       (122,180)
                                                                                    ------------------------------------------------
      Net realized gain                                                                    375,456        1,455,276       2,207,221
Net change in unrealized appreciation or depreciation on:
   Investments                                                                            (394,375)       2,176,127       2,508,017
   Translation of assets and liabilities denominated in
      foreign currencies                                                                      -            (265,460)       (269,797)
                                                                                    ------------------------------------------------
      Net change                                                                          (394,375)       1,910,667       2,238,220
                                                                                    ------------------------------------------------
      Net realized and unrealized gain (loss)                                              (18,919)       3,365,943       4,445,441
                                                                                    ------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                                                         $1,147,172       $4,635,605      $5,055,840
                                                                                    ================================================


1.  The Funds changed their fiscal year end from December 31 to October 31.

See accompanying Notes to Financial Statements.

44 Oppenheimer LifeSpan Funds

STATEMENTS OF CHANGES IN NET ASSETS For the Ten Months Ended October 31, 1996 and the Eight Months Ended December 31, 1995

                                                                      OPPENHEIMER                   OPPENHEIMER
                                                                        LIFESPAN                      LIFESPAN
                                                                         INCOME                       BALANCED
                                                                          FUND                          FUND
                                                            -------------------------------------------------------------
                                                              1996(2)          1995(1)         1996(2)         1995(1)
                                                            -------------------------------------------------------------
OPERATIONS:
Net investment income                                          $1,166,091         $793,232      $1,269,662      $868,937
Net realized gain                                                 375,456          159,534       1,455,276       923,770
Net change in unrealized appreciation or depreciation            (394,375)       1,412,110       1,910,667     3,556,508
                                                            -------------------------------------------------------------
Net increase in net assets resulting from operations            1,147,172        2,364,876       4,635,605     5,349,215
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment income:
Class A                                                        (1,164,346)        (779,588)       (919,554)     (890,951)
Class B                                                           (14,052)          (1,302)        (21,226)       (2,117)
Class C                                                               (24)            --           (10,575)         --
Distributions from net realized gain:
Class A                                                           (63,862)         (99,296)       (140,249)     (824,982)
Class B                                                              (925)            (772)         (3,811)       (8,662)
Class C                                                                (2)            --            (1,725)         --
CAPITAL STOCK TRANSACTIONS:
Net increase in net assets resulting from capital stock
     - Note 2:
Class A                                                         1,803,488       23,138,358       6,793,292    38,241,838
Class B                                                           264,631          189,259       1,370,222       437,351
Class C                                                             1,000             --           821,670
                                                            -------------------------------------------------------------
NET ASSETS:
Total increase                                                  1,973,080       24,811,535      12,523,649    42,301,692
Beginning of period                                            24,811,535             --        42,301,692          --
                                                            -------------------------------------------------------------
End of period                                                 $26,784,615      $24,811,535     $54,825,341   $42,301,692
                                                            =============================================================
Undistributed (overdistributed) net investment income                 $11          $12,342        $194,574      ($24,131)


                                                                     OPPENHEIMER
                                                                       LIFESPAN
                                                                        GROWTH
                                                                         FUND
                                                            -----------------------------
                                                                1996(2)        1995(1)
                                                            -----------------------------
OPERATIONS:
Net investment income                                            $610,399       $450,654
Net realized gain                                               2,207,221        770,151
Net change in unrealized appreciation or depreciation           2,238,220      3,590,361
                                                            -----------------------------
Net increase in net assets resulting from operations            5,055,840      4,811,166
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment income:
Class A                                                          (289,194)      (478,706)
Class B                                                            (9,326)          (951)
Class C                                                              (143)          --
Distributions from net realized gain:
Class A                                                          (129,620)      (680,837)
Class B                                                            (4,802)       (11,119)
Class C                                                               (65)          --
CAPITAL STOCK TRANSACTIONS:
Net increase in net assets resulting from capital stock
     - Note 2:
Class A                                                         5,139,745     30,735,209
Class B                                                         1,697,392        553,763
Class C                                                           137,860           --
NET ASSETS:
                                                            -----------------------------
Total increase                                                 11,597,687     34,928,525
Beginning of period                                            34,928,525           --
                                                            -----------------------------
End of period                                                 $46,526,212    $34,928,525
                                                            =============================
Undistributed (overdistributed) net investment income            $171,706       ($29,003)

1. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.

2.  The Funds changed their fiscal year end from December 31 to October 31.

See accompanying Notes to Financial Statements.



45 Oppenheimer LifeSpan Funds

FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Income Fund

                                                 CLASS A                            CLASS B                            CLASS C
                                                 -----------------------------      -----------------------------      -------------
                                                 TEN MONTHS       EIGHT MONTHS      TEN MONTHS       THREE MONTHS      SIX MONTHS
                                                 ENDED            ENDED             ENDED            ENDED             ENDED
                                                 OCTOBER 31,      DECEMBER 31,      OCTOBER 31,      DECEMBER 31,      OCTOBER 31,
                                                 1996(2)          1995(4)           1996(2)          1995(3)           1996(1)(2)
====================================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                   $10.70          $10.00             $10.74          $10.45            $10.53
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                     .48             .37                .41             .12               .25
Net realized and unrealized gain (loss)                  (.02)            .73               (.02)            .32               .16
------------------------------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                                .46            1.10                .39             .44               .41
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.48)           (.36)              (.41)           (.11)             (.25)
Distributions from net realized gain                     (.03)           (.04)              (.03)           (.04)             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                          (.51)           (.40)              (.44)           (.15)             (.28)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $10.65          $10.70             $10.69          $10.74            $10.66
                                                     ===============================================================================

====================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)                     4.45%          11.22%              3.69%           4.30%             3.96%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $26,328         $24,619               $456            $192                $1
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $25,463         $22,128               $350            $107                $1
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
Net investment income                                   5.43%           5.35%              4.93%           5.23%             4.68%
Expenses                                                1.56%           1.50%              2.31%           2.25%             2.25%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                              75.3%           45.8%              75.3%           45.8%             75.3%
Average brokerage commission rate(7)                  $0.0694             --             $0.0694              --           $0.0694

1.  For the period from May 1, 1996 (inception of offering) to October 31,
1996.

2.  The Fund changed its fiscal year end from December 31 to October 31.   On
March 18, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.

3. For the period from October 1, 1995 (inception of offering) to December 31, 1995.

4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1996 were $19,773,295 and $17,995,443, respectively.

7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

46 Oppenheimer LifeSpan Funds

FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Balanced Fund

                                                 CLASS A                            CLASS B                            CLASS C
                                                 -----------------------------      -----------------------------      -------------
                                                 TEN MONTHS       EIGHT MONTHS      TEN MONTHS       THREE MONTHS      SIX MONTHS
                                                 ENDED            ENDED             ENDED            ENDED             ENDED
                                                 OCTOBER 31,      DECEMBER 31,      OCTOBER 31,      DECEMBER 31,      OCTOBER 31,
                                                 1996(2)          1995(4)           1996(2)          1995(3)           1996(1)(2)
====================================================================================================================================
PER SHARE OPERATING DATA:
Net asset value, beginning of period                   $11.05          $10.00             $11.16          $10.95            $11.74
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .29             .24                .20             .05               .13
Net realized and unrealized gain                          .81            1.29                .82             .45               .24
------------------------------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                               1.10            1.53               1.02             .50               .37
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.22)           (.25)              (.17)           (.06)             (.20)
Distributions from net realized gain                     (.03)           (.23)              (.03)           (.23)             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                          (.25)           (.48)              (.20)           (.29)             (.23)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $11.90          $11.05             $11.98          $11.16            $11.88
                                                     ===============================================================================

====================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)                     10.04%          15.33%              9.22%           4.49%             3.21%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $52,104         $41,861             $1,893            $441              $828
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $47,116         $37,417             $1,225            $247              $551
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
Net investment income                                    3.15%           3.47%              2.41%           3.01%             2.53%
Expenses                                                 1.56%           1.55%              2.32%           2.30%             2.27%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                               61.0%           76.3%              61.0%           76.3%             61.0%
Average brokerage commission rate(7)                  $0.0078             --             $0.0078              --           $0.0078

1.  For the period from May 1, 1996 (inception of offering) to October 31,
1996.

2.  The Fund changed its fiscal year end from December 31 to October 31.   On
March 18, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.

3. For the period from October 1, 1995 (inception of offering) to December 31, 1995.

4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1996 were $35,034,336 and $27,288,614, respectively.

7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.

47 Oppenheimer LifeSpan Funds

FINANCIAL HIGHLIGHTS
Oppenheimer LifeSpan Growth Fund

                                                 CLASS A                            CLASS B                            CLASS C
                                                 -----------------------------      -----------------------------      -------------
                                                 TEN MONTHS       EIGHT MONTHS      TEN MONTHS       THREE MONTHS      SIX MONTHS
                                                 ENDED            ENDED             ENDED            ENDED             ENDED
                                                 OCTOBER 31,      DECEMBER 31,      OCTOBER 31,      DECEMBER 31,      OCTOBER 31,
                                                 1996(2)          1995(4)           1996(2)          1995(3)           1996(1)(2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA:
Net asset value, beginning of period                   $11.39          $10.00             $11.47          $11.14            $12.49
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income                                     .18             .16                .08             .03               .11
Net realized and unrealized gain                         1.34            1.63               1.36             .56               .27
------------------------------------------------------------------------------------------------------------------------------------
Total income from investment
operations                                               1.52            1.79               1.44             .59               .38
------------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders:
Dividends from net investment income                     (.09)           (.17)              (.06)           (.03)             (.09)
Distributions from net realized gain                     (.04)           (.23)              (.04)           (.23)             (.04)
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
to shareholders                                          (.13)           (.40)              (.10)           (.26)             (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $12.78          $11.39             $12.81          $11.47            $12.74
                                                     ===============================================================================

====================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE(5)                    13.37%          18.02%             12.58%           5.34%             3.04%
====================================================================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)              $43,980         $34,368             $2,405            $561              $141
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                     $39,576         $29,046             $1,475            $230               $54
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets (annualized):
Net investment income                                   1.81%           2.32%              1.11%           1.70%             1.32%
Expenses                                                1.61%           1.55%              2.37%           2.30%             2.43%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate(6)                              64.2%           71.8%              64.2%           71.8%             64.2%
Average brokerage commission rate(7)                  $0.0059             --             $0.0059             --            $0.0059

1.  For the period from May 1, 1996 (inception of offering) to October 31,
1996.

2.  The Fund changed its fiscal year end from December 31 to October 31.   On
March 18, 1996, OppenheimerFunds, Inc. became the investment adviser to the Fund.

3. For the period from October 1, 1995 (inception of offering) to December 31, 1995.

4. For the period from May 1, 1995 (commencement of operations) to December 31, 1995.

5. Assumes a hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.

6. The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities (excluding short-term securities) for the period ended October 31, 1996 were $29,483,842 and $23,866,392, respectively.

7. Total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period, divided by the total number of related shares purchased and sold.

See accompanying Notes to Financial Statements.


48 Oppenheimer LifeSpan Funds

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES
   Oppenheimer LifeSpan Income Fund, Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund (the Funds), are separate series of Oppenheimer Series Fund, Inc. (the Company), a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. On August 15, 1996, the Board of Directors elected to change the fiscal year end of the Funds from December 31 to October 31. Accordingly, these financial statements include information for the ten month period from January 1, 1996 to October 31, 1996. Until March 18, 1996, the Funds were named CMIA LifeSpan Diversified Income Account, CMIA LifeSpan Balanced Account and CMIA LifeSpan Capital Appreciation Account, and the Company was named Connecticut Mutual Investment Accounts, Inc. On January 27, 1996, the policyholders of Connecticut Mutual Life Insurance Company (CML) approved a merger of CML with Massachusetts Mutual Life Insurance Company (MML). In line with this change, effective March 1, 1996, OppenheimerFunds, Inc. (the Manager) became the adviser of the Company. The Funds' investment objectives are as follows:

   OPPENHEIMER LIFESPAN INCOME FUND seeks a high level of current income, with opportunities for capital appreciation. It invests in a strategically allocated portfolio consisting primarily of bond instruments.

   OPPENHEIMER LIFESPAN BALANCED FUND seeks a blend of capital appreciation and income. It invests in a strategically allocated portfolio of stocks and bonds with a slightly stronger emphasis on stocks.

   OPPENHEIMER LIFESPAN GROWTH FUND seeks long-term capital appreciation. It invests in a strategically allocated portfolio consisting primarily of stocks.

   The Funds offer Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge. Class B and Class C shares may be subject to a contingent deferred sales charge. All three classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own distribution and/or service plan, expenses directly attributable to a particular class and exclusive voting rights with respect to matters affecting a single class. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Funds.

   INVESTMENT VALUATION. Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service approved by the Board of Directors. Such securities which cannot be valued by the approved portfolio pricing service are valued using dealer-supplied valuations provided the Manager is satisfied that the firm rendering the quotes is reliable and that the quotes reflect current market value, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less are valued at cost (or last determined market value) adjusted for amortization to maturity of any premium or discount.

   FOREIGN CURRENCY TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

   REPURCHASE AGREEMENTS. The Funds require the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Funds may be delayed or limited.





49 Oppenheimer LifeSpan Funds

   ALLOCATION OF INCOME, EXPENSES, AND GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class) and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

   DIRECTORS' FEES AND EXPENSES. The Funds have adopted a nonfunded retirement plan for the Funds' independent directors. Benefits are based on years of service and fees paid to each director during the years of service.

   FEDERAL TAXES. Each Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.

   DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date.

   CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS.  Net investment income
   (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of the distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gain (loss) was recorded by the Funds. In addition, to properly reflect foreign currency loss in the components of capital, foreign exchange loss determined according to U.S. federal income tax rules has been reclassified from accumulated net realized gain to undistributed net investment income as follows:

        LifeSpan Balanced Fund  . . . . . . .  $50,483
        LifeSpan Growth Fund  . . . . . . . .  $60,004

   During the period ended October 31, 1996, the Funds also adjusted the classification of net investment income and capital gain (loss) to reflect other differences between financial statement amounts and distributions determined in accordance with income tax regulations. Changes in classification during the period ended October 31, 1996 are shown below:

                              ----------------------------------------------------------------------------------------
                                                 Adjustments for the Period Ended October 31, 1996
                              ----------------------------------------------------------------------------------------
                              Undistributed Net Investment Income        Accumulated Net Realized Gain on Investments
----------------------------------------------------------------------------------------------------------------------
LifeSpan Balanced Fund                                 $(49,119)                                             $49,119
----------------------------------------------------------------------------------------------------------------------
LifeSpan Growth Fund                                   $(51,023)                                             $51,023
----------------------------------------------------------------------------------------------------------------------


   OTHER. Investment transactions are accounted for on the date the investments are purchased or sold (trade date) and dividend income is recorded on the ex-dividend date. Discount on securities purchased is amortized over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. SHARES OF CAPITAL STOCK
   Each Fund has authorized 450 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:





50 Oppenheimer LifeSpan Funds

OPPENHEIMER LIFESPAN INCOME FUND
                                            TEN MONTHS ENDED OCTOBER 31, 1996(2)       PERIOD ENDED DECEMBER 31, 1995(1)
                                            ------------------------------------       ---------------------------------
                                            SHARES                 AMOUNT                 SHARES             AMOUNT
Class A:
Sold                                             146,543           $1,546,169             2,218,682          $22,279,583
Dividends and distributions reinvested           112,062            1,180,611                82,386              860,578
Redeemed                                         (88,357)            (923,292)                 (170)              (1,803)
                                                ---------          -----------         -------------         ------------
Net increase                                     170,248           $1,803,488             2,300,898          $23,138,358
                                                =========          ===========         =============         ============

Class B:
Sold                                              23,725           $  253,904                17,728          $   187,546
Dividends and distributions reinvested             1,286               13,606                   194                2,074
Redeemed                                            (271)              (2,879)                  (34)                (361)
                                                ---------          -----------         -------------         ------------
Net increase                                      24,740           $  264,631                17,888          $   189,259
                                                =========          ===========         =============         ============

Class C:
Sold                                                  95           $    1,000                    --          $        --
Dividends and distributions reinvested                --                   --                    --                   --
Redeemed                                              --                   --                    --                   --
                                                ---------          -----------         -------------         ------------
Net increase                                          95           $    1,000                    --          $        --
                                                =========          ===========         =============         ============

OPPENHEIMER LIFESPAN BALANCED FUND
                                            TEN MONTHS ENDED OCTOBER 31, 1996(2)       PERIOD ENDED DECEMBER 31, 1995(1)
                                            ------------------------------------       ---------------------------------
                                            SHARES                AMOUNT                  SHARES             AMOUNT
Class A:
Sold                                             591,611          $ 6,806,310             3,635,283          $36,581,861
Dividends and distributions reinvested            90,394            1,056,157               156,931            1,714,405
Redeemed                                         (92,638)          (1,069,175)               (4,943)             (54,428)
                                             ------------         ------------          ------------         ------------
Net increase                                     589,367          $ 6,793,292             3,787,271          $38,241,838
                                             ============         ============          ============         ============

Class B:
Sold                                             118,679          $ 1,371,576                38,550          $   427,035
Dividends and distributions reinvested             2,108               24,736                   939               10,442
Redeemed                                          (2,244)             (26,090)                  (11)                (126)
                                              -----------         ------------          ------------         ------------
Net increase                                     118,543          $ 1,370,222                39,478          $   437,351
                                              ===========         ============          ============         ============

Class C:
Sold                                              68,739          $   810,364                    --          $        --
Dividends and distributions reinvested             1,054               12,284                    --                   --
Redeemed                                             (85)                (978)                   --                   --
                                              -----------         ------------          ------------         ------------
Net increase                                      69,708          $   821,670                    --          $        --
                                              ===========         ============          ============         ============

OPPENHEIMER LIFESPAN GROWTH FUND
                                              TEN MONTHS ENDED OCTOBER 31, 1996(2)      PERIOD ENDED DECEMBER 31, 1995(1)
                                              ------------------------------------      ---------------------------------
                                              SHARES               AMOUNT               SHARES               AMOUNT
Class A:
Sold                                             424,020           $5,146,023             2,945,839          $29,923,957
Dividends and distributions reinvested            33,590              418,507               103,358            1,158,877
Redeemed                                         (35,427)            (424,785)              (30,516)            (347,625)
                                               ----------          -----------           -----------         ------------
Net increase                                     422,183           $5,139,745             3,018,681          $30,735,209
                                               ==========          ===========           ===========         ============

Class B:
Sold                                             154,309           $1,879,045                47,790          $   541,170
Dividends and distributions reinvested             1,098               13,603                 1,104               12,593
Redeemed                                         (16,551)            (195,256)                   --                   --
                                               ----------          -----------           -----------         ------------
Net increase                                     138,856           $1,697,392                48,894          $   553,763
                                               ==========          ===========           ===========         ============

Class C:
Sold                                              11,124           $  138,640                    --          $        --
Dividends and distributions reinvested                16                  198                    --                   --
Redeemed                                             (80)                (978)                   --                   --
                                               ----------          -----------           -----------         ------------
Net increase                                      11,060           $  137,860                    --          $        --
                                               ==========          ===========           ===========         ============

1. For the period from May 1, 1995 (commencement of operations) to December 31, 1995 for Class A shares and for the period from October 1, 1995 (inception of offering) to December 31, 1995 for Class B shares.

2. For the ten months ended October 31, 1996 for Class A and Class B shares and for the period from May 1, 1996 (inception of offering) to October 31, 1996 for Class C shares. The Funds changed their fiscal year end from December 31 to October 31.





51 Oppenheimer LifeSpan Funds

3. UNREALIZED GAINS AND LOSSES ON INVESTMENTS
   At October 31, 1996, net unrealized appreciation on investments consisted of the following:

                                      -----------------------------------------------------------------------------------------
                                      LifeSpan Income Fund          LifeSpan Balanced Fund            LifeSpan Growth Fund
      -------------------------------------------------------------------------------------------------------------------------
      Gross appreciation                           $1,262,426                        $6,347,922                      $6,646,045
      -------------------------------------------------------------------------------------------------------------------------
      Gross depreciation                              244,691                           880,718                         817,451
      -------------------------------------------------------------------------------------------------------------------------
      Net unrealized appreciation                  $1,017,735                        $5,467,204                      $5,828,594
      -------------------------------------------------------------------------------------------------------------------------

4. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
   Management fees paid to the Manager were in accordance with the investment advisory agreements with the Funds. For Oppenheimer LifeSpan Income Fund, the agreement provides for a fee of 0.75% on the first $250 million of the Fund's average annual net assets and 0.65% on net assets over $250 million. For Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund, the fees are 0.85% on the first $250 million of average annual net assets and 0.75% on net assets in excess of $250 million. Prior to March 1, 1996, management fees were paid to G.R. Phelps & Co., Inc. (the former Manager). The Manager has agreed to reimburse the Funds if aggregate expenses (with specified exceptions) exceed the most stringent applicable regulatory limit on Fund expenses. Effective July 1, 1996, the Manager acts as the accounting agent for each Fund at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred. Prior to July 1, accounting services fees were paid to State Street Bank and Trust Company.

   For Oppenheimer LifeSpan Income Fund, the Manager has entered into a sub-advisory agreement with BEA Associates (the Sub-Adviser) to assist in the selection of portfolio investments for the components of the Fund. For these services, the Manager pays BEA Associates negotiated fees. For Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Growth Fund, the Manager has entered into sub-advisory agreements with three Sub-Advisers to assist in the selection of portfolio investments for the components of the Funds. For these services, the Manager pays Babson-Stewart Ivory International, BEA Associates and Pilgrim Baxter & Associates (the Sub-Advisers) negotiated fees.

   OppenheimerFunds Services (OFS), a division of the Manager, is the transfer and shareholder servicing agent for the Funds, and for other registered investment companies. OFS's total costs of providing such services are allocated ratably to these companies.

   For the period ended October 31, 1996, (1) commissions (sales charges paid by investors) on sales of Class A shares, (2) commission amounts retained by OppenheimerFunds Distributor, Inc. (OFDI), a subsidiary of the Manager, as general distributor, and by affiliated broker/dealers, (3) sales charges advanced to broker/dealers by OFDI on sales of the Funds' Class B and Class C shares, and (4) sales charges advanced to affiliated broker/dealers were as follows:

                                  ------------------------------------------------------------------------------------------------
                                  (1) Commissions   (2) Commissions Retained   (3) Sales Charges Advanced   (4) Paid to Affiliates
----------------------------------------------------------------------------------------------------------------------------------
LifeSpan Income Fund, Class A             $29,128                    $21,324
----------------------------------------------------------------------------------------------------------------------------------
Class B                                                                                            $4,276              $4,276
----------------------------------------------------------------------------------------------------------------------------------
LifeSpan Balanced Fund, Class A           $84,043                    $67,555
----------------------------------------------------------------------------------------------------------------------------------
Class B                                                                                           $30,673             $28,990
----------------------------------------------------------------------------------------------------------------------------------
Class C                                                                                            $7,796              $7,796
----------------------------------------------------------------------------------------------------------------------------------
LifeSpan Growth Fund, Class A            $103,757                    $69,069
----------------------------------------------------------------------------------------------------------------------------------
Class B                                                                                           $41,465             $34,992
----------------------------------------------------------------------------------------------------------------------------------
Class C                                                                                              $989                 - -
----------------------------------------------------------------------------------------------------------------------------------



   The Funds have adopted Service Plans for Class A shares to reimburse OFDI for a portion of its costs incurred in connection with the personal service and maintenance of accounts that hold Class A shares. Reimbursement is made





52 Oppenheimer LifeSpan Funds
   quarterly at an annual rate that may not exceed 0.25% of the average annual net assets of Class A shares of the Funds. OFDI uses the service fee to reimburse brokers, dealers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. During the period ended October 31, 1996, OFDI made payments to an affiliated broker/dealer as reimbursement for Class A personal service and maintenance expenses as follows:

          LifeSpan Income Fund  . . . . . . .   $39,635
          LifeSpan Balanced Fund  . . . . . .   $74,687
          LifeSpan Growth Fund  . . . . . . .   $61,978

    The Funds have adopted compensation type Distribution and Service Plans for Class B and Class C shares to compensate OFDI for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Funds pay OFDI an annual asset-based sales charge of 0.75% per year on Class B and Class C shares, as compensation for sales commissions paid from their own resources at the time of sale and associated financing costs. OFDI also receives a service fee of 0.25% per year as compensation for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Funds, including amounts paid to brokers, dealers, banks and other financial institutions. Both fees are computed on the average annual net assets of Class B and Class C shares, determined as of the close of each regular business day. If the Plans are terminated by the Funds, the Board of Directors may allow the Funds to continue payments of the asset-based sales charge to OFDI for certain expenses they incurred before the Plans were terminated. During the period ended October 31, 1996, OFDI retained certain amounts as compensation for Class B and Class C personal service and maintenance expenses. These amounts, as well as unreimbursed expenses incurred by OFDI at October 31, 1996 are as follows:

                                                             ----------------------------------------------------------
                                                              Amount Retained by OFDI             Unreimbursed Expenses
              ---------------------------------------------------------------------------------------------------------
              LifeSpan Income Fund, Class B                                    $2,102                            $2,575
              ---------------------------------------------------------------------------------------------------------
              LifeSpan Balanced Fund, Class B                                  $7,774                           $18,853
              ---------------------------------------------------------------------------------------------------------
              Class C                                                          $2,733                           $13,272
              ---------------------------------------------------------------------------------------------------------
              LifeSpan Growth Fund, Class B                                    $9,324                           $42,580
              ---------------------------------------------------------------------------------------------------------
              Class C                                                          --                                $2,054
              ---------------------------------------------------------------------------------------------------------





53 Oppenheimer LifeSpan Funds

INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders of Oppenheimer Series Fund, Inc.:

We have audited the accompanying statements of investments and assets and liabilities of LifeSpan Income, LifeSpan Balanced and LifeSpan Growth Funds (collectively Oppenheimer Series Fund, Inc.) as of October 31, 1996 and the related statements of operations, the statements of changes in net assets, and the financial highlights for the ten month period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statements of changes in net assets for the period ended December 31, 1995 and the financial highlights for the period from May 1, 1995 (commencement of operations) to December 31, 1995 were audited by other auditors whose report dated February 15, 1996, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers; and where confirmations were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of LifeSpan Income, LifeSpan Balanced and LifeSpan Growth Funds as of October 31, 1996, and the results of their operations, the changes in their net assets, and the financial highlights for the ten month period ended October 31, 1996, in conformity with generally accepted accounting principles.





KPMG Peat Marwick LLP

Denver, Colorado
November 21, 1996





54 Oppenheimer LifeSpan Funds

    FEDERAL INCOME TAX INFORMATION (Unaudited)

    In early 1997 shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 1996. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

    Dividends paid by the Funds during the ten months ended October 31, 1996 which are not designated as capital gain distributions should be multiplied by the percentages listed below to arrive at the net amount eligible for the corporate dividend-received deduction.

                       ---------------------------------------------------------------------------------------
                                                                         Corporate Dividend-Received Deduction
                       ---------------------------------------------------------------------------------------
                       LifeSpan Income Fund                                                             14.09%
                       ---------------------------------------------------------------------------------------
                       LifeSpan Balanced Fund                                                           15.20%
                       ---------------------------------------------------------------------------------------
                       LifeSpan Growth Fund                                                             16.33%
                       ---------------------------------------------------------------------------------------


    The foregoing information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax adviser for specific guidance.





55 Oppenheimer LifeSpan Funds

    OPPENHEIMER LIFESPAN FUNDS
    A Series of Oppenheimer Series Fund, Inc.

    OFFICERS AND DIRECTORS     Leon Levy, Chairman of the Board of Directors
                               Donald W. Spiro, Vice Chairman of the Board of Directors
                               Bridget A. Macaskill, Director and President
                               Robert G. Galli, Director
                               Benjamin Lipstein, Director
                               Elizabeth B. Moynihan, Director
                               Kenneth A. Randall, Director
                               Edward V. Regan, Director
                               Russell S. Reynolds, Jr., Director
                               Sidney M. Robbins, Director
                               Pauline Trigere, Director
                               Clayton K. Yeutter, Director
                               Robert C. Doll, Jr., Vice President
                               Peter M. Antos, Vice President
                               Stephen F. Libera, Vice President
                               Michael C. Strathearn, Vice President
                               Kenneth B. White, Vice President
                               Arthur J. Zimmer, Vice President
                               George C. Bowen, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Andrew J. Donohue,  Secretary
                               Robert G. Zack, Assistant Secretary

    INVESTMENT ADVISER         OppenheimerFunds, Inc.

    SUB-ADVISERS               Babson-Stewart Ivory International
                               BEA Associates
                               Pilgrim Baxter & Associates

    DISTRIBUTOR                OppenheimerFunds Distributor, Inc.

    TRANSFER AND               OppenheimerFunds Services
    SHAREHOLDER SERVICING
    AGENT

    CUSTODIAN OF               State Street Bank and Trust Company
    PORTFOLIO SECURITIES

    INDEPENDENT AUDITORS       KPMG Peat Marwick LLP

    LEGAL COUNSEL              Gordon Altman Butowsky Weitzen Shalov & Wein


    This is a copy of a report to shareholders of Oppenheimer LifeSpan Funds. This report must be preceded by a Prospectus of Oppenheimer LifeSpan Funds. For material information concerning the Funds, see the Prospectus.

    Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.





56 Oppenheimer LifeSpan Funds
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